AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2003

                                            1933 ACT REGISTRATION NO.: 33-76004*
                                            1940 ACT REGISTRATION NO.: 811-04536
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM S-6
                       POST-EFFECTIVE AMENDMENT NO. 16 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                              --------------------

        VARIABLE LIFE ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

                              --------------------

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                     151 FARMINGTON AVENUE, TS31, HARTFORD,
                                CONNECTICUT 06156
                          DEPOSITOR'S TELEPHONE NUMBER,
                       INCLUDING AREA CODE: (860) 723-2229

                              --------------------

J. NEIL McMURDIE, COUNSEL     LAWRENCE A. SAMPLATSKY,    CC: KIMBERLY J. SMITH,
 ING LIFE INSURANCE AND               ESQUIRE                CHIEF COUNSEL
  ANNUITY COMPANY, TS31       CC: THE LINCOLN NATIONAL       ING AMERICAS,
 151 FARMINGTON AVENUE         LIFE INSURANCE COMPANY    RETAIL PRODUCTS GROUP
HARTFORD, CONNECTICUT 06156    350 CHURCH STREET-MLW1     1475 DUNWOODY DRIVE
(NAME AND COMPLETE ADDRESS     HARTFORD, CT 06103-1106        WEST CHESTER,
   OF AGENT FOR SERVICE)                                  PENNSYLVANIA 19380
                                                            (610) 425-3427

                              --------------------

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous. INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (Title of Securities Being Registered)

                              --------------------

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

                              --------------------

    It is proposed that this filing will become effective:

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

*Pursuant to Rule 429(a) under the Securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.

================================================================================

                             VARIABLE LIFE ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                              CROSS REFERENCE SHEET

FORM N-8B-2
-----------
  ITEM NO.                 PART I PROSPECTUS
  --------                 -----------------
 1                         Cover Page; The Company; The Separate Account and the General Account

 2                         Cover Page; The Company; The Separate Account and the General Account

 3                         Not Applicable

 4                         Cover Page; The Company; Additional Information--Distribution of the
                           Policies

 5                         The Company; The Separate Account and the General Account

 6                         The Company; The Separate Account and the General Account

 7                         Not Applicable

 8                         Financial Statements

 9                         Legal Matters and Proceedings

10                         Policy Summary; Charges and Deductions Accumulation Unit; Policy Values;
                           Right to Instruct Voting of Fund Shares; Policy Lapse; Reinstatement of a
                           Lapsed Policy; Cash Surrender Value; Maturity Value; Death Benefit;
                           Settlement Options; Policy Loans; Right to Examine the Policy; Additional
                           Information; Miscellaneous Provisions

11                         Policy Summary; The Fixed Accounts; The Funds

12                         Not Applicable

13                         Policy Summary; Charges and Deductions

14                         Premium Payments; Policy Values; Accumulation Unit; Miscellaneous Policy
                           Provisions

15                         Policy Summary; The Funds; Premium Payments; Policy Values;
                           Accumulation Unit

16                         Policy Summary; The Funds; Premium Payments; Policy Values

17                         Cash Surrender Value; Surrender Charges; Policy Loans

18                         Premiums; The Separate Account; The Fixed Account; The Funds; Tax Matters

19                         Reports to Policy Owners; Right to Instruct Voting of Fund Shares; Additional
                           Information--Records and Accounts

20                         Not Applicable

FORM N-8B-2
-----------
  ITEM NO.                 PART I PROSPECTUS
  --------                 -----------------
21                         Policy Loans

22                         Not Applicable

23                         Directors and Officers of the Company

24                         Miscellaneous Policy Provisions

25                         The Company

26                         Policy Summary; Charges and Deductions

27                         The Company

28                         The Company; Directors and Officers of the Company

29                         The Company

30                         Not Applicable

31                         Not Applicable

32                         Not Applicable

33                         Not Applicable

34                         Not Applicable

35                         The Company; Additional Information

36                         Not Applicable

37                         Not Applicable

38                         Additional Information

39                         The Company

40                         Policy Summary; Charges and Deductions

41                         The Company

42                         The Company; Directors and Officers and Officers of the Company

43                         Not Applicable

44                         Policy Values--Accumulation Unit; Financial Statements

45                         Not Applicable

46                         Appendix A--Illustrations of Death Benefit; Total Account Values and Cash Surrender Values
                           for AetnaVest Policies; Appendix B--Illustrations of Death Benefits; Total Account Values and
                           Cash Surrender Values for AetnaVest II Policies

47                         Policy Summary; Policy Values

48                         Not Applicable

FORM N-8B-2
-----------
  ITEM NO.                 PART I PROSPECTUS
  --------                 -----------------
49                         Not Applicable

50                         Not Applicable

51                         Not Applicable

52                         The Separate Account; The Fixed Account; The Funds

53                         Tax Matters

54                         Not Applicable

55                         Not Applicable

56                         Not Applicable

57                         Not Applicable

58                         Not Applicable

59                         Financial Statements

                                                        AETNAVEST & AETNAVEST II


ING Life Insurance and
Annuity Company               Administrative Office:
Home Office:                  Personal Service Center,   VARIABLE LIFE ACCOUNT B
151 Farmington Avenue         MVLI 350 Church Street
Hartford, Connecticut 06156   Hartford, CT 06103-1106           PROSPECTUS
Telephone: 1-(866)-723-4646   Telephone: (800) 334-7586     DATED: MAY 1, 2003


================================================================================
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
--------------------------------------------------------------------------------


     This prospectus describes AetnaVest and AetnaVest II, two flexible premium variable life insurance contracts (the "Policy" or "Policies"), offered by ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) (the "Company", "we", "us", "our").


     In October 1998, the Company and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates.

     The Policies feature:  - flexible premium payments;
                            - a choice of one of two death benefit options; and
                            - a choice of underlying investment options.

     You may allocate net premiums to subaccounts which invest in the mutual funds listed below. Each Fund has its own investment objective. Not all Funds may be available under all Policies or in all jurisdictions. You should review each Fund's prospectus before making your decision.


     o  ING VP BALANCED PORTFOLIO, INC. (CLASS R)
     o  ING VP BOND PORTFOLIO (CLASS R)
     o  ING VP GROWTH AND INCOME PORTFOLIO (CLASS R)
     o  ING VP INDEX PLUS LARGE CAP PORTFOLIO (CLASS R)
     o  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (CLASS R)
     o  ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS R)
     o  ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (CLASS R)
     o  ING VP MONEY MARKET PORTFOLIO (CLASS R)
     o  ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (INITIAL CLASS)
     o  ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS)
     o  ING MFS RESEARCH EQUITY PORTFOLIO (INITIAL CLASS)
     o  ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (INITIAL CLASS)
     o  ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS)
     o  FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
     o  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
     o  JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
     o  JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
     o  JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES) *
     o  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
     o  OPPENHEIMER GLOBAL SECURITIES FUND/VA
     o  OPPENHEIMER STRATEGIC BOND FUND/VA



     *Effective May 1, 2003 this Fund changed its name to the name listed above. See "The Funds" in this prospectus for a complete list of former and current Fund names.


     Net premiums allocated to the Fixed Account earn fixed rates of interest. We determine the rates periodically, but we guarantee that they will never be less than 4.5% a year.

     THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE ROOM OR WRITING THE COMMISSION'S PUBLIC REFERENCE ROOM, 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549-6009 AND PAYING A DUPLICATING FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-202-942-8090 OR 1-800-SEC-0330, E- MAILING PUBLICINFO@SEC.GOV OR WRITING TO THE ADDRESS ABOVE.

     THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

     TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING BUYING A POLICY OR EXERCISING ELECTIONS UNDER POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE. YOU CAN OBTAIN ANY FUND'S STATEMENT OF ADDITIONAL INFORMATION
     (SAI), WHICH PROVIDES MORE INFORMATION ABOUT A FUND, BY CALLING
     (800) 334-7586.

TABLE OF CONTENTS

Policy Summary ....................................       3
   Replacements ...................................       3
   Initial Choices to be Made .....................       3
   Level or Varying Death Benefit .................       3
   Amount of Premium Payment ......................       4
   Selection of Funding Vehicles ..................       4
   Charges and Fees ...............................       4
   Policy Loans ...................................       6
   Factors to Consider Before Purchasing a Policy..       6
The Company, the Separate Account and the
   General Account ................................       6
   The Company ....................................       6
   The Separate Account ...........................       7
   The General Account ............................       8

Death Benefit Options .............................       8
Premiums ..........................................       8
The Fixed Account .................................       9
The Funds .........................................       9
Mixed and Shared Funding ..........................      14
Premium Payments ..................................      14
Accumulation Unit .................................      14
Policy Values .....................................      15
Transfers Among the Funding Options ...............      16
Telephone Transfers ...............................      16
Limits on Frequent Transfers.......................      17
Automated Transfers (Dollar Cost Averaging) .......      17
Maturity Value ....................................      18
Cash Surrender Value ..............................      18
Charges and Deductions ............................      18
   Premium Charge .................................      18
   Insurance and Administrative Charges ...........      18
   Charges Assessed Against the Underlying
     Funds ........................................      20
   Surrender Charges ..............................      21
Policy Surrender ..................................      24
   Full Surrenders ................................      24
   Partial Surrenders..............................      24
Policy Lapse ......................................      25
Reinstatement of a Lapsed Policy ..................      25
Policy Loans ......................................      25
Policy Changes ....................................      26
Right to Examine the Policy .......................      27
Exchanging Your Policy ............................      27
Payment of Death Benefit ..........................      27
Policy Settlement .................................      28
   Settlement Options .............................      28
   Calculation of Settlement Payments on a
     Variable Basis ...............................      30
Directors and Officers ............................      31
Reports to Policy Owners ..........................      32
Right to Instruct Voting of Fund Shares ...........      32
   Disregard of Voting Instructions ...............      32
State Regulation ..................................      33
Legal Matters and Proceedings .....................      33
Additional Information ............................      33
   The Registration Statement .....................      33
   Distribution of the Policies ...................      34
   Records and Accounts ...........................      34
   Independent Auditors ...........................      34
Tax Matters .......................................      35
   General ........................................      35
   Federal Tax Status of the Company ..............      35
   Life Insurance Qualification ...................      35
   General Rules ..................................      36
   Modified Endowment Contracts ...................      36
   Diversification Standards ......................      37
   Investor Control................................      37
   Other Tax Considerations .......................      38
   Withholding ....................................      38
Miscellaneous Policy Provisions....................      39
   The Policy .....................................      39
   Payment of Benefits ............................      39
   Age and Sex ....................................      39
   Incontestability ...............................      39
   Suicide ........................................      39
   Anti-Money Laundering ..........................      39
   Protection of Proceeds .........................      40
   Non-Participation ..............................      40
   Coverage Beyond Maturity .......................      40
Appendix A--AetnaVest: Illustrations of Death
   Benefit, Total Account Values and Cash
   Surrender Values................................      41
Appendix B--AetnaVest II: Illustrations of Death
   Benefit, Total Account Values, and Cash
   Surrender Values ...............................      47

Financial Statements of the Separate Account.......     S-1
Financial Statements of the Company................     F-1

This prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key policy features for AetnaVest and AetnaVest
II. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy, under which flexible premium payments are permitted and the death benefit and policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

  1)  fixed basis;

  2)  variable basis; or a

  3)  combination of both fixed and variable basis.

Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this prospectus and the Funds prospectus to achieve a clear understanding of any Fund you are considering.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended ("Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

REPLACEMENTS

It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance policy with this Policy. This prospectus and the prospectuses of the Funds should be read carefully to understand the Policy being offered.

INITIAL CHOICES TO BE MADE

The Policy owner (the "owner" or "you") is the person named in the policy specifications who has all of the Policy ownership rights. If no owner is named, the insured (the person whose life is insured under the Policy) will be the owner of the Policy. You, as the owner, have three important choices to make when the Policy is first purchased. You need to choose:

  1)  either the level or varying death benefit option;

  2)  the amount of premium you want to pay;

  3) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it;

LEVEL OR VARYING DEATH BENEFIT

The death benefit is the amount the Company pays to the beneficiary(ies) when the insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable, as of the date the Insured died.

If you choose the level death benefit option, the death benefit will be the greater of:

   1) the "specified amount" in effect for the Policy at the time of the insured's death (the initial specified amount may be found on the Policy's specification page); or

   2) the applicable percentage of the "total account value" (the total of the balances in the fixed account and the separate account minus any outstanding loan account amounts);

If you choose the varying death benefit option, the death benefit will be the greater of:

  1)  the specified amount plus the total account value or

  2)  the applicable percentage of the total account value

See "Death Benefit Options" for more details.

If you have borrowed against your Policy or surrendered a portion of your Policy, the loan account balance and any surrendered amount will reduce your initial death benefit.

You may borrow within described limits against the Policy. You may surrender the Policy in full or withdraw part of its value. A surrender charge is applied if the Policy is surrendered totally. Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.

AMOUNT OF PREMIUM PAYMENT

When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described in "Premium Payments." If your Policy lapses because your monthly deduction is larger than the "cash surrender value" (total account value minus the surrender charge and the amount necessary to repay any loans) you may reinstate your Policy. See "Reinstatement of a Lapsed Policy."

You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against policy values for the cost of insurance increase as the insured gets older. See "Charges and Deductions."

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the right-to-examine time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select. If you then decide you do not want your policy, you will receive a refund. See "Right to Examine the Policy."

SELECTION OF FUNDING VEHICLES

This prospectus focuses on the separate account investment information that makes up the variable part of the Policy. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the Funds you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those Funds lose value, so does your Policy. See "The Funds."

You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the fixed account. Net premium payments put into the fixed account become part of the Company's general account, do not share the investment experience of the separate account and have a guaranteed minimum interest rate of 4.5% per year. For additional information on the fixed account, see "The Fixed Account."

CHARGES AND FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

We deduct a premium charge from all of your premium payments. For AetnaVest, this is 2.50% (2.35% for California residents). For AetnaVest II, this is currently 3.5%, and will never exceed 6%.

Monthly deductions are made from the total account value for administrative expenses and the cost of insurance along with any supplemental riders or benefits that are placed on your Policy. For AetnaVest Policies, this administrative expense charge ranges from $0 to $5 per month. For AetnaVest II Policies, this charge is $20 during the first policy year and $5 during subsequent policy years.

Daily deductions are subtracted from the separate account for mortality and expense risk. The current charge for mortality and expense risk under the AetnaVest Policies varies:


ING VP Strategic Allocation Balanced Portfolio, ING VP Strategic Allocation
Growth Portfolio, ING VP Strategic Allocation Income Portfolio  .................   0.55%
ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio .............   0.65%
For all other Funds available under AetnaVest Policies ..........................   0.70%


The current charge under AetnaVest II Policies is 0.70% per year of the average daily net assets of the separate account. We reserve the right to change this charge but it will never exceed 0.90% per year.

Currently, we deduct from Variable Life Account B (the separate account) a daily administrative charge for the administration and maintenance of the Policies. This charge is at an annual rate of 0.30% of the average daily net assets of the separate account. It will never exceed 0.30% for AetnaVest and 0.50% for AetnaVest II.

Each Fund has its own management fees and other expenses which are also deducted daily. Investment results for the Funds you choose will be affected by the fund management fees and other expenses. The table in "Charges and Deductions--Charges Assessed Against the Underlying Funds" shows you the fees and other expenses currently in effect for each Fund.

At any time, you may make transfers between funding options without charge. Within 45 days after each policy anniversary, you may also transfer to the separate account $500 or, if greater, 25% of the fixed account value. The Company may increase this limit in the future.

If you surrender your Policy, in full or in part, within the first 10 policy years, (15 years for AetnaVest II) a surrender charge will be deducted from the amount paid to you. The initial surrender charge is based on the specified amount and depends on the insured's age and, in most states, the sex of the insured. This surrender charge will remain the same for policy years 1-5. For policy years 6 through 10 (6 through 15 for AetnaVest II) this charge reduces on a monthly basis to zero.

For partial surrenders, the surrender charge is imposed in proportion to the total of the account value less full surrender charges. A charge of the lesser of $25 or 2% of the net surrender payment will be made against the total account value.

If you surrender your Policy within the first 10 years (15 years for AetnaVest
II) after an increase in the specified amount, a surrender charge will also be imposed which will be 70% of what the surrender charge would be on a new policy with that specified amount. This charge will also apply for the same time frame as stated previously. If the specified amount is decreased within the first 10 policy years (15 years for AetnaVest II), the surrender charge will remain the same. See "Charges and Deductions--Surrender Charges."

POLICY LOANS

If you decide to borrow against your Policy, interest will be charged to the loan account. Currently, the interest rate on loans accrues at an annual rate of 8%.

There are two types of policy loans: nonpreferred (those taken within the first ten policy years); and preferred (those taken in the eleventh policy year and beyond).

Annual interest will be credited on the loan account value at the same rate interest is charged, for preferred loans, and at 4.5% per year (6% in New York) for nonpreferred loans. See "Policy Loans."

FACTORS TO CONSIDER BEFORE PURCHASING A POLICY

The decision to purchase a Policy should be discussed with your agent/registered representative. Make sure you understand the funding vehicles your Policy provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:

  (1) Life Insurance Coverage - Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance coverage before purchasing a Policy.

  (2) Investment Risk - The value of the available variable funding options may fluctuate with the markets and interest rates. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy.

  (3) Fees and Expenses - A Policy's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Policy, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits.

  (4) Exchanges - Replacing your existing life insurance policy(ies) with this Policy may not be beneficial to you. Before purchasing a Policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policies with those of this Policy.

  (5) Sales Compensation - We pay compensation to firms for sales of the Policy.

THE COMPANY, THE SEPARATE ACCOUNT, AND THE GENERAL ACCOUNT

THE COMPANY

ING Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.


The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for ING Partners, Inc. In addition to serving as the depositor for the registrant, the

Company is also the depositor of Variable Life Account C and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).


The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B, C and G of the Company and Variable Annuity Account I (a separate account of ING Insurance Company of America registered as a unit investment trust). ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the Commission. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Adviser, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies. Lincoln will process requests once they receive all letters, forms or other necessary documents completed to their satisfaction, and may require a signature guarantee or some other form of authenticity. The effective date of payments, forms and requests is usually determined by the day and time received; items received before 4:00 PM Eastern Time on any business day will usually be effective on that day, items received after that time will usually be effective the next business day.

Lincoln has assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, they have a site available in which to recover critical business functions in the event of a disaster, and will conduct tests of their capabilities and plans.


THE SEPARATE ACCOUNT


Variable Life Account B is the separate account that supports the variable options. If you allocate any of your total account value to the variable options, that value is invested in the separate account. The separate account purchases shares of the Funds to fund the benefits provided by the Policies. We describe the currently available Funds, their investment objectives, and their investment advisers in this prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the separate account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the separate account assets to satisfy the claims of the policy owners to the extent that they have allocated amounts to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account. The Company is responsible for meeting all obligations to owners under the Policies.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the separate account involves no approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.

THE GENERAL ACCOUNT

The general account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Both the fixed account value and the loan account value are held in the general account.

DEATH BENEFIT OPTIONS

At the time of purchase, you must choose between the two available death benefit options. The amount payable under either option will be determined as of the date of the Insured's death.

Option 1 generally provides a level death benefit. Under option 1, the death benefit will be the higher of the specified amount (a minimum of $100,000), or the applicable percentage of the total account value. The percentage is 250% through age 40 and decreases yearly to 100% at age 95.

Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options selected. Under option 2, the death benefit will be the higher of either the specified amount plus the total account value; or the applicable percentage of the total account value.

Under both option 1 and option 2, the death benefit may be affected by partial surrenders. The death benefit for both options will be reduced by the amount necessary to repay any loans in full.

PREMIUMS

At the time you purchase a Policy, you also choose the amount of premium you will pay. You may vary premium payments to some extent and still keep your Policy in force. To understand how this works, there are three terms you should be familiar with. These are: basic premium, planned premiums, and additional premiums.

Basic premium is that premium which must be paid to assure that the Policy remains in force for at least 2 years after issue, assuming there have been no loans or surrenders. The basic premium is stated in the Policy. If basic premiums are not paid, or if there are surrenders or loans taken during the first two policy years, the Policy will lapse if the cash surrender value is less than the monthly deduction.

Your basic premiums are not current if your actual premiums paid, minus loans and minus partial surrenders, are less than the basic premium (expressed as a monthly amount) times the number of months the Policy has been in force.

After the first two policy years, as long as the Policy's cash surrender value is greater than the monthly deduction, your Policy will not lapse.

Planned premiums are those premiums you choose to pay on a scheduled basis. These are usually equal to or greater than the basic premium. We will bill you annually, semiannually, or quarterly, or at any other agreed- upon frequency. Pre-authorized monthly check payments may also be arranged.

Additional premiums are any premiums you pay in addition to planned premiums.

Payment of basic premiums, planned premiums or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. (See "Policy Lapse.")

You may increase your planned premium at any time by submitting a written notice to us or by paying additional premiums, except that:

  1) We may require evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in the underlying funding options;

  2) No premiums can be accepted if they would disqualify the Policy as a "life insurance policy" under federal tax laws. In no event may the total of all] premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance.
      (See "Tax Matters"). If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law; and

  3) When there is an outstanding loan, all premiums paid in excess of the basic premium will be considered repayment of the loan account value (this is true in all states for AetnaVest Policies and in all states except Texas for AetnaVest II Policies).

Under limited circumstances, we may backdate a Policy, upon request, by assigning an issue date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular specified amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the issue date and the date the initial premium is credited to the separate account. Backdating your Policy will not affect the date on which your premium payments are credited to the separate account and your policy is credited with "accumulation units." Your Policy cannot be credited with accumulation units until your net premium is actually deposited in the separate account. (See "Policy Values.")

THE FIXED ACCOUNT

You may allocate all or a part of your premiums to the fixed account, which will be credited with interest at a rate determined by us from time to time, but guaranteed to be at least 4.5% per year. The interest rate credited to each premium payment will depend on the date the payment is received at our Administrative Office.

Credited interest rates reflect the Company's return on the fixed account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Interests in the fixed account have not been registered with the Commission in reliance upon exemptions under the Securities Act of 1933, as amended. However, disclosure in this prospectus regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this prospectus relating to the fixed account has not been reviewed by the Commission.


THE FUNDS


You may also allocate all or a portion of your premiums to the separate account and direct that they be invested in one or more of the subaccounts. Each subaccount invests in a specific Fund. Each of the Funds is an open-end, management investment company whose shares are available to fund the benefits provided by the Policy. Not all Funds may be available under all Policies or in all jurisdictions. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. Substitute funds may have different fees and charges than the Funds being replaced. We reserve the right to reject, without notice, any amounts allocated to a sub-account if the sub-account investment in the corresponding Fund is not accepted by the Fund for any reason.

The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act. Please refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Administrative Office at the address and phone number listed on the cover of this Prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain Funds offered under the Policies have names, investment objectives and policies similar to other Funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other Funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.


------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT ADVISER/
FUND NAME                                  SUBADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC          Seeks to maximize investment return,
(CLASS R)                                                                consistent with reasonable safety of
                                           Subadviser: Aeltus            principal, by investing in a diversified
                                           Investment Management,        portfolio of one or more of the following
                                           Inc. (Aeltus)                 asset classes: stocks, bonds and cash
                                                                         equivalents, based on the judgment of the
                                                                         Portfolio's management, of which of those
                                                                         sectors or mix thereof offers the best
                                                                         investment prospects.
------------------------------------------------------------------------------------------------------------------------
ING VP BOND PORTFOLIO                      ING Investments, LLC          Seeks to maximize total return as is
(CLASS R)                                                                consistent with reasonable risk, through
                                           Subadviser: Aeltus            investment in a diversified portfolio
                                           Investment Management,        consisting of debt securities.
                                           Inc. (Aeltus)
------------------------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS - ING VP                ING Investments, LLC          Seeks to maximize total return through
  GROWTH AND INCOME PORTFOLIO                                            investments in a diversified portfolio of
(CLASS R)                                  Subadviser: Aeltus            common stocks and securities convertible to
                                           Investment Management,        common stock.
                                           Inc. (Aeltus)
------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC          Seeks to outperform the total return
  VP INDEX PLUS LARGE CAP PORTFOLIO                                      performance of the Standard & Poor's 500
(CLASS R)                                  Subadviser: Aeltus            Composite Index (S&P 500), while
                                           Investment Management,        maintaining a market level of risk.
                                           Inc. (Aeltus)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT ADVISER/
FUND NAME                                  SUBADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC          Seeks to provide high current return,
(CLASS R)                                                                consistent with preservation of capital and
                                           Subadviser: Aeltus            liquidity, through investment in high-quality
                                           Investment Management,        money market instruments.
                                           Inc. (Aeltus)
------------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION                   ING Investments, LLC          Seeks to provide total return (i.e., income
  PORTFOLIOS, INC. - ING VP                                              and capital appreciation, both realized and
  STRATEGIC ALLOCATION BALANCED            Subadviser: Aeltus            unrealized). Managed for investors seeking
  PORTFOLIO (formerly ING                  Investment Management,        a balance between income and capital
  Generation Portfolios, Inc. - ING        Inc. (Aeltus)                 appreciation who generally have an
  VP Crossroads Portfolio)                                               investment horizon exceeding ten years and
(CLASS R)                                                                who have a moderate level of risk tolerance.
------------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION                   ING Investments, LLC          Seeks to provide capital appreciation.
  PORTFOLIOS, INC. - ING VP                                              Managed for investors seeking capital
  STRATEGIC ALLOCATION GROWTH              Subadviser: Aeltus            appreciation who generally have an
  PORTFOLIO (formerly ING                  Investment Management,        investment horizon exceeding 15 years and
  Generation Portfolios, Inc. - ING        Inc. (Aeltus)                 who have a high level of risk tolerance.
  VP Ascent Portfolio)
(CLASS R)
------------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION                   ING Investments, LLC          Seeks to provide total return consistent with
  PORTFOLIOS, INC. - ING VP                                              preservation of capital. Managed for
  STRATEGIC ALLOCATION INCOME              Subadviser: Aeltus            investors primarily seeking total return
  PORTFOLIO (formerly ING                  Investment Management,        consistent with capital preservation who
  Generation Portfolios, Inc. - ING        Inc. (Aeltus)                 generally have an investment horizon
  VP Legacy Portfolio)                                                   exceeding five years and who have a low
(CLASS R)                                                                level of risk tolerance.
------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING                   ING Life Insurance and        Seeks long-term growth of capital. Invests
  JPMORGAN FLEMING INTERNATIONAL           Annuity Company               primarily (at least 65% of total assets) in the
  PORTFOLIO (formerly ING Scudder                                        equity securities of foreign companies that
  International Growth Portfolio)          Subadviser: JPMorgan          the subadviser believes have high growth
(INITIAL CLASS)                            Fleming Asset                 potential.
                                           Management (London)
                                           Ltd.
------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING MFS               ING Life Insurance and        Seeks capital appreciation. Invests primarily
  CAPITAL OPPORTUNITIES PORTFOLIO          Annuity Company               (at least 65% of net assets) in common
(INITIAL CLASS)                                                          stocks and related securities, such as
                                           Subadviser:                   preferred stocks, convertible securities and
                                           Massachusetts Financial       depositary receipts.
                                           Services Company
------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING MFS               ING Life Insurance and        Seeks long-term growth of capital and
  RESEARCH EQUITY PORTFOLIO                Annuity Company               future income. Invests primarily (at least
(INITIAL CLASS)                                                          80% of total assets) in common stocks and
                                           Subadviser:                   related securities, such as preferred stocks,
                                           Massachusetts Financial       convertible securities and depositary
                                           Services Company              receipts.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT ADVISER/
FUND NAME                                  SUBADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and        Seeks long-term growth of capital. Invests
  BROTHERS AGGRESSIVE GROWTH               Annuity Company               primarily (at least 80% of net assets under
  PORTFOLIO (formerly ING MFS                                            normal circumstances) in common stocks
  Emerging Equities Portfolio)             Subadviser: Salomon           and related securities, such as preferred
(INITIAL CLASS)                            Brothers Asset                stocks, convertible securities and
                                           Management Inc.               depositary receipts, of emerging growth
                                                                         companies.
------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC. - ING T. ROWE           ING Life Insurance and        Seeks long-term capital growth, and
  PRICE GROWTH EQUITY PORTFOLIO            Annuity Company               secondarily, increasing dividend income.
(INITIAL CLASS)                                                          Invests primarily (at least 80% of net assets
                                           Subadviser: T. Rowe           under normal circumstances) in common
                                           Price Associates, Inc.        stocks. Concentrates its investments in
                                                                         growth companies. Investments in foreign
                                                                         securities are limited to 30% of total assets.
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &         Seeks long-term capital appreciation.
  PRODUCTS - FIDELITY VIP                  Research Company              Normally invests primarily in common
  CONTRAFUND(R) PORTFOLIO                                                stocks of companies whose value the
(INITIAL CLASS)                            Subadvisers: Fidelity         Portfolio's investment adviser believes is
                                           Management & Research         not fully recognized by the public.
                                           (U.K.) Inc.; Fidelity
                                           Management & Research
                                           (Far East) Inc.; Fidelity
                                           Investments Japan
                                           Limited; FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &         Seeks reasonable income. Also considers
  PRODUCTS - FIDELITY VIP EQUITY-          Research Company              the potential for capital appreciation. Seeks
  INCOME PORTFOLIO                                                       to achieve a yield which exceeds the
(INITIAL CLASS)                            Subadviser: FMR Co.,          composite yield on the securities comprising
                                           Inc.                          the Standard & Poor's 500 Index (S&P500).
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - BALANCED              Janus Capital                 Seeks long-term capital growth, consistent
  PORTFOLIO                                                              with preservation of capital and balanced by
(INSTITUTIONAL SHARES)                                                   current income. Normally invests 40-60%
                                                                         of its assets in securities selected primarily
                                                                         for their growth potential and 40-60% of its
                                                                         assets in securities selected primarily for
                                                                         their income potential. Will normally invest
                                                                         at least 25% of its assets in fixed-income
                                                                         securities.
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH                Janus Capital                 Seeks long-term growth of capital in a
  PORTFOLIO                                                              manner consistent with the preservation of
(INSTITUTIONAL SHARES)                                                   capital. Invests primarily in common stocks
                                                                         selected for their growth potential.
                                                                         Although it can invest in companies of any
                                                                         size, it generally invests in larger, more
                                                                         established companies.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT ADVISER/
FUND NAME                                  SUBADVISER                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - MID CAP               Janus Capital                 A nondiversified Portfolio that invests,
  GROWTH PORTFOLIO (formerly                                             under normal circumstances, at least 80% of
  Aggressive Growth Portfolio)                                           its net assets in equity securities of mid-
(INSTITUTIONAL SHARES)                                                   sized companies whose market capitalization
                                                                         falls, at the time of initial purchase, in the
                                                                         12-month average of the capitalization ranges
                                                                         of the Russell MidCap Growth Index.
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - WORLDWIDE             Janus Capital                 Seeks long-term growth of capital in a
  GROWTH PORTFOLIO                                                       manner consistent with the preservation of
(INSTITUTIONAL SHARES)                                                   capital. Invests primarily in common stocks
                                                                         of companies of any size located throughout
                                                                         the world. Normally invests in issuers from
                                                                         at least five different countries, including
                                                                         the United States. May at times invest in
                                                                         fewer than five countries or even in a single
                                                                         country.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.        Seeks long-term capital appreciation by
  FUNDS - OPPENHEIMER GLOBAL                                             investing a substantial portion of assets in
  SECURITIES FUND/VA                                                     securities of foreign issuers, "growth-type"
                                                                         companies, cyclical industries and special
                                                                         situations that are considered to have
                                                                         appreciation possibilities. Invests mainly in
                                                                         common stocks and can also buy other
                                                                         equity securities, including preferred stocks
                                                                         and convertible securities in the U.S. and
                                                                         foreign countries.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.        Seeks a high level of current income
  FUNDS - OPPENHEIMER STRATEGIC                                          principally derived from interest on debt
  BOND FUND/VA                                                           securities. Invests mainly in debt securities
                                                                         of issuers in three market sectors: foreign
                                                                         governments and companies, U.S. Government
                                                                         securities, and lower-grade high-yield
                                                                         securities of U.S. and foreign companies.
------------------------------------------------------------------------------------------------------------------------


The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees of the investment adviser (Management Fees), and other expenses incurred by the Funds. Future Fund expenses will vary.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the current prospectuses of the Funds for a discussion of the risks associated with an investment in those Funds.

More comprehensive information, including a discussion of potential risks, and more complete information about their investment policies and restrictions is found in the current prospectus for each Fund which is distributed with and accompanies this prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for each of the Funds can be obtained from the Company's Administrative Office at the address and telephone number listed on the cover of this prospectus.

MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS

If you make a sufficient premium payment when you apply for a Policy, and have answered favorably certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments will be allocated, as you have directed, as of the valuation date on which each payment is received in the Administrative Office.

You may reallocate your future premium payments at any time, up to four times per year, free of charge. After four times, a $10 charge is imposed on each subsequent change in order to reimburse us for costs associated with allocation changes. Any reallocation will apply to premium payments made after you have received written verification from us.

ACCUMULATION UNIT

An "accumulation unit" is the measure of the net investment result of each variable funding option. Accumulation units are used to calculate the value of the variable portion of your Policy (prior to the election of a settlement option). Accumulation units are valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange
(NYSE) is open and trading is unrestricted ("valuation date"). On any day other than a valuation date, the accumulation units will not change. A "valuation period" is the period starting at the close of trading on the NYSE on a valuation date, and ending at the close of trading on the next valuation date. The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding value period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus
1.0000000. The net investment rate is determined separately for each Fund. It is computed according to a formula that is equivalent to the following:

  (a) the net assets of the Fund held in the separate account at the end of a valuation period, minus

  (b) the net assets of the Fund held in the separate account at the beginning of that valuation period, plus or minus

  (c) taxes or provisions for taxes, if any, attributable to the operation of the separate account divided by

  (d) the value of the accumulation units held by the separate account at the beginning of the valuation period, minus

  (e) a daily charge at an annual rate not to exceed 0.90% of the value of the Fund shares held in the separate account for mortality and expense risks and no more than 0.50% (0.30% for AetnaVest) of the value of the Fund shares held in the separate account for the Company's administrative expenses attributable to Policies funded through the separate account.

In certain circumstances, and when permitted by law, it may be prudent for the Company to use a different standard industry method for this calculation. We will achieve substantially the same result using either method.

The current charge for mortality and expense risk under AetnaVest Policies is equal to annual rates as follows, applied to the average daily net assets of the
Funds:


ING VP Strategic Allocation Balanced Portfolio, ING VP Strategic Allocation
Growth Portfolio, ING VP Strategic Allocation Income Portfolio .....................   0.55%
ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio.................   0.65%
For all other Funds available under AetnaVest Policies..............................   0.70%


The current charge for mortality and expense risk under AetnaVest II Policies is equal to an annual rate of 0.70% of the Fund's average daily net assets.

A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses.

POLICY VALUES

Once your Policy has been issued, each premium payment allocated to a variable funding option of the separate account will be credited to your Policy in the form of accumulation units of the funding option based on that funding option's accumulation unit value (AUV). Initial premium will be credited to your account at the AUV computed on the next valuation date following our acceptance of the application. Each subsequent premium received by the Company by the close of business of the New York Stock Exchange will be credited to your account at the AUV computed on the next valuation date following our receipt of your premium. The AUV may increase or decrease. The number of accumulation units credited is determined by dividing the net premium (the premium less the charge deducted from it) by the AUV next computed after we receive the premium. Shares of a Fund are purchased by the separate account at the net asset value next determined by the Fund following receipt of the net premium payment by the Company. Since each Fund has a unique AUV, a policy owner who has elected a combination of funding options will have accumulation units credited to each funding option.

The value of your Policy is determined by:

  (a) multiplying the total number of accumulation units credited to the Policy for each funding option, respectively, by the appropriate current AUV; and

  (b) if you have elected a combination of funding options, totaling the resulting values for each portion of the Policy; and

  (c)  adding any fixed account and/or loan account value.

The number of accumulation units credited to a Policy will not be impacted by any subsequent change in the value of an accumulation unit. The number of units is increased by subsequent contributions to or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

Fixed account values will reflect amounts allocated to the general account through either payment of premiums or transfers from the separate account. There is no assurance that the separate account value of the Policy will equal or exceed the premiums paid and allocated to the separate account. You will be advised at least annually as to the number of accumulation units which remain credited to the Policy, the current accumulation unit values, and your total account value.

TRANSFERS AMONG THE FUNDING OPTIONS

You may elect to transfer your accumulated separate account value among any of the Funds, or from any of the Funds to the fixed account. Within the 45 days after your Policy's anniversary, you may also transfer a portion of the fixed account value to one or more Funds. This type of transfer is allowed only once in the 45-day period and will be effective on the valuation date that your request is received in good order at our Administrative Office. The amount of such transfer cannot exceed the greater of (1) 25% of the fixed account value, or (2) $500. If the fixed account value is less than or equal to $500, you may transfer all or a portion of the fixed account value. We may increase this limit from time to time. The first four transfers in any one policy year are made free of charge. Each additional transfer will be subject to a $10 charge.

Any transfer among the Funds or to the fixed account will result in the crediting and cancellation of accumulation units based on the accumulation unit values next determined after a written request is received by us at our Administrative Office, provided the request is received by the close of business of the New York Stock Exchange. We reserve the right to limit the total number of Funds you may elect to 17 over the lifetime of the Policy.

For AetnaVest II Policies, we will waive the $10 charge if you are changing your allocation so that 100% of the existing separate account value and all future allocations are credited to the fixed account.

If you contemplate the transfer of assets, you should consider the risks inherent in a shift from one funding option to another. In general, frequent transfers based on short-term expectations will tend to accentuate the danger that a transfer will be made at an inopportune time.

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

TELEPHONE TRANSFERS

You may request a transfer of account values either in writing or by telephone. You may also send your request by facsimile to the Administrative Office. In order to make telephone transfers, you must complete a written telephone transfer authorization form and return it to the Administrative Office. Once the form is processed, you may request a transfer by telephoning the Company at 800-334-7586. All transfers must be in accordance with the terms of the Policy.

Transfer instructions are currently accepted on each valuation date. Once instructions have been accepted and processed, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.

We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.

Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is ours, yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

LIMITS ON FREQUENT TRANSFERS

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase the Policy.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:

  (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and

  (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar cost averaging describes a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar cost averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.

You may establish automated transfers of account values from the Funds on a monthly or quarterly basis from the ING VP Money Market Portfolio to any other investment option through written request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the ING VP Money Market Portfolio in order to enroll in the dollar cost averaging program. The minimum automated transfer amount is $50 per month. There is currently no charge for the dollar cost averaging program. You may start or stop participation in the dollar cost averaging program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. We reserve the right to suspend or modify automated transfer privileges at any time.

Before participating in the dollar cost averaging program, you should consider the risks involved in switching between investments available under the Policy. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the dollar cost averaging program.

MATURITY VALUE

The maturity value of the Policy is the total account value on the maturity date, less the amount necessary to repay any loans in full.

CASH SURRENDER VALUE

The cash surrender value of your Policy is the amount you can receive in cash by surrendering the policy. The cash surrender value equals the total account value minus the applicable surrender charge, less the amount necessary to repay any loans in full. In early policy years, or if there has been a substantial reduction in the specified amount, there may be little or no cash surrender value available. Your Policy's total account value is equal to the sum of the fixed account value, the separate account value and loan account value.

The cash surrender value will never be less than zero. All or a part of the cash surrender value may be applied to one or more of the settlement options.

CHARGES AND DEDUCTIONS

We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

PREMIUM CHARGE

This deduction represents average applicable state premium taxes (ranging up to 4%) as well as administrative expenses and federal income tax liabilities. For AetnaVest Policies, a deduction of 2.50% of premiums paid (2.35% for California issues) will be made. For AetnaVest II Policies, a deduction of 3.5% (guaranteed to be no higher than 6%) will be made to cover such taxes and other expenses.

INSURANCE AND ADMINISTRATIVE CHARGES

Deductions are made from your total account value on a periodic basis for insurance and administrative costs. The charges for insurance and administrative costs will vary from Policy to Policy. They are broken down as follows:

  (a) A monthly deduction is made from the total account value. This deduction includes charges for the cost of insurance, for any supplemental riders or benefits, and for administrative expenses.

The cost of insurance is equal to the amount at risk (the death benefit before deductions for loans, divided by 1.0036748, minus the total account value), multiplied by the cost of insurance rate which will not exceed the rate shown in the Policy. (Such rate varies according to the attained age, premium class and, in most states, sex of the insured, and is based on the Commissioner's 1980 Standard Ordinary Mortality Tables (the "1980 CSO Tables"), nonsmoker and smoker versions.)

Charges for any supplemental riders or benefits are described in the applicable rider or benefit policy form.

A monthly administrative charge and a daily asset-based charge (see (c) following) are also charged. These charges are designed to recover acquisition and maintenance costs under the Policy such as policy underwriting and issue, policyholder reports and transaction handling. For AetnaVest Policies, the monthly charge decreases by attained age. At younger ages, the account value builds slowly so the daily asset-based charge is small. In those years, the monthly charge must be larger to cover the Company's expenses. As the total account value grows, the asset-based daily charge can cover the Company's expenses without as high a monthly expense charge. The monthly charge varies for AetnaVest Policies according to the table below:

                             ADMINISTRATIVE EXPENSES

                                        SPECIFIED AMOUNT
                              ----------------------------------------
  ATTAINED                    $100,000-                    $1,000,000
     AGE                       999,999                       & OVER
                              ---------                    ----------
 Up to 29                       $5.00                         $3.00
  30-39                          4.00                          2.00
  40-49                          3.00                          1.00
  50-59                          2.00                          0.00
  60-69                          1.00                          0.00
70 & Over                        0.00                          0.00

For AetnaVest II Policies, the monthly charge for administrative expenses in the first policy year is $20 and in all subsequent policy years, the monthly charge is $5. The monthly administrative charge and the asset-based administrative charge work together to cover the Company's acquisition and maintenance costs. In later years of the Policy, revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The administrative charges will not exceed our costs.

The monthly deduction is taken proportionately from each funding option, if more than one is used. This is accomplished by canceling accumulation units and withdrawing the value of the canceled accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values. The monthly deduction is made at the same time each month, beginning with the issue date.

  (b) A daily deduction at a rate not to exceed 0.90% per year is taken only from the separate account value for mortality and expense risks. This deduction is currently set at the following amounts:


1) AetnaVest Policies:
   ING VP Strategic Allocation Balanced Portfolio, ING VP Strategic Allocation
   Growth Portfolio, ING VP Strategic Allocation Income Portfolio ....................   0.55%
   ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio ...............   0.65%
   For all other Funds available under AetnaVest Policies ............................   0.70%

2) For all Funds available under AetnaVest II.........................................   0.70%


This charge may be increased or decreased to reflect our expectations of future mortality and expense experience.

  (c) A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses as described under (a) above.


Once a Policy is issued, monthly deductions, including cost of insurance charges, will be taken from your Policy values as of the issue date, even if the issue date is earlier than the date the application is signed. (See "Premiums".) If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the policy is approved. Cost of insurance charges will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period is for a lesser amount. If we decline an application, we will refund the full premium payment made.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


The following table illustrates the investment advisory (management) fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2002 unless otherwise indicated:


                              FUND EXPENSE TABLE(1)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL       FEES AND      TOTAL NET
                                                              MANAGEMENT                      FUND        EXPENSES        FUND
                                                              (ADVISORY)       OTHER         ANNUAL       WAIVED OR      ANNUAL
                   FUND NAME                                     FEES         EXPENSES      EXPENSES     REIMBURSED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(2)                    0.50%           0.10%         0.60%           -            0.60%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(2)                              0.40%           0.09%         0.49%           -            0.49%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(2)                 0.50%           0.09%         0.59%           -            0.59%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus Large Cap Portfolio (Class R)(2)              0.35%           0.10%         0.45%           -            0.45%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(2)                      0.25%           0.09%         0.34%           -            0.34%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced
    Portfolio (Class R)(2)                                      0.60%           0.17%         0.77%         0.07%          0.70%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio
    (Class R)(2)                                                0.60%           0.17%         0.77%         0.02%          0.75%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio
    (Class R)(2)(3)                                             0.60%           0.17%         0.77%         0.12%          0.65%
------------------------------------------------------------------------------------------------------------------------------------
ING JP Morgan Fleming International
    Portfolio (Initial Class)                                   0.80%           0.20%         1.00%           -            1.00%
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio
    (Initial Class)                                             0.65%           0.25%         0.90%           -            0.90%
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               0.70%           0.15%         0.85%           -            0.85%
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth
    Portfolio (Initial Class)                                   0.69%           0.13%         0.82%           -            0.82%
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio
    (Initial Class)                                             0.60%           0.15%         0.75%           -            0.75%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
    Class)                                                      0.58%           0.10%         0.68%           -            0.68%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial
    Class)                                                      0.48%           0.09%         0.57%           -            0.57%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional
    Shares)(4)                                                  0.65%           0.02%         0.67%           -            0.67%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional
    Shares)(4)                                                  0.65%           0.02%         0.67%           -            0.67%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
    (Institutional Shares)(4)                                   0.65%           0.02%         0.67%           -            0.67%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
    (Institutional Shares)(4)                                   0.65%           0.05%         0.70%           -            0.70%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           0.65%           0.02%         0.67%           -            0.67%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA(5)                           0.74%           0.05%         0.79%         0.01%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.
(2) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above.
(3) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.
(4) All expenses are shown without the effect of any expense offset arrangement.
(5)  Waivers/reimbursements are voluntary and may be terminated at any time.


For further details on each Fund's expenses please refer to that Fund's prospectus.

SURRENDER CHARGES

The surrender charge is the amount retained by the Company upon the full or partial surrender of the Policy. There will be a surrender charge if you surrender your Policy (in whole or in part) before the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies, from either the Policy issue date or from the effective date of an increase in the specified amount under the Policy. The surrender charge is imposed partially as a deferred sales charge, and also to enable the Company to recover certain administrative costs.

The initial surrender charge is based on the specified amount. It also depends on the Insured's issue age and, in most states, sex.

The dollar amount of the surrender charge will remain the same for five years following the issue date. Thereafter, the charge will decline monthly for the next five years (ten for AetnaVest II) so that, ten years after the issue date for AetnaVest Policies and fifteen years after the issue date for AetnaVest II Policies (assuming no increases in the specified amount), the surrender charge will be zero.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same.

If you increase the specified amount (which you can do at any time after the first policy year subject to satisfactory evidence of the Insured's insurability), a new surrender charge will be applicable, in addition to the then-existing surrender charge. This charge will be determined based on the insured's attained age, sex, and underwriting status at the issue date (except for AetnaVest II Policies issued in Massachusetts and Montana where this charge will not be determined based on sex). The surrender charge applicable to the increase will be 70% of the surrender charge on a new Policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also remain constant for five years from the start of the policy year in which the increase occurs, and will decrease to zero at the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies. See the examples in the boxes below.

The maximum portion of the surrender charge which is to be applied to reimburse the Company for sales and promotional expenses will be 30% of the first year's basic premium (if you surrender in full during that year). Full surrenders after the first year will result in the imposition of the same dollar surrender charge for the initial five years and, therefore, the sales expense portion of the surrender charge (expressed as a percentage of basic premiums paid) will decline after the first policy year.

              AETNAVEST POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new Policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five policy years, and thereafter declines monthly until it is $0 at the end of the tenth policy year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the tenth year following increase.

                                                    ADDITIONAL
                       ORIGINAL                 SURRENDER CHARGE--
                  SURRENDER CHARGE--               INCREASE IN
                  INITIAL SPECIFIED             SPECIFIED AMOUNT           TOTAL
 BEGINNING OF           AMOUNT                   AT THE BEGINNING        SURRENDER
 POLICY YEAR:        OF $100,000                 OF POLICY YEAR 3         CHARGES
 ------------     -----------------             -----------------        ---------
      1               $890.00                            --              $  890.00
      2                890.00                            --                 890.00
      3                890.00                         $489.50             1,379.50
      4                890.00                          489.50             1,379.50
      5                890.00                          489.50             1,379.50
      6                890.00                          489.50             1,201.50
      7                712.00                          489.50             1,201.50
      8                534.00                          489.50             1,023.50
      9                356.00                          391.60               747.60
     10                178.00                          293.70               471.70
     11                     0                          195.80               195.80
     12                     0                           97.90                97.90
     13                     0                               0                    0

             AETNAVEST II POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new Policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five policy years, and thereafter declines monthly until it is $0 at the end of the fifteenth policy year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the fifteenth year following increase.

                                                     ADDITIONAL
                         ORIGINAL                 SURRENDER CHARGE--
                      SURRENDER CHARGE--             INCREASE IN
                     INITIAL SPECIFIED            SPECIFIED AMOUNT                 TOTAL
 BEGINNING OF             AMOUNT                  AT THE BEGINNING               SURRENDER
 POLICY YEAR:           OF $100,000                OF POLICY YEAR 3               CHARGES
 ------------        ------------------          -------------------             ---------
      1                  $890.00                           --                    $  890.00
      2                   890.00                           --                       890.00
      3                   890.00                        $489.50                   1,379.50
      4                   890.00                         489.50                   1,379.50
      5                   890.00                         489.50                   1,379.50
      6                   890.00                         489.50                   1,379.50
      7                   801.00                         489.50                   1,290.50
      8                   712.00                         489.50                   1,201.50
      9                   623.00                         440.55                   1,063.55
     10                   534.00                         391.60                     925.60
     11                   445.00                         342.65                     787.65
     12                   356.00                         293.70                     649.70
     13                   267.00                         244.75                     511.75
     14                   178.00                         195.80                     373.80
     15                    89.00                         146.85                     235.85
     16                        0                          97.90                      97.90
     17                        0                          48.95                      48.95
     18                        0                              0                          0

The Company may offer the Policy in a group arrangement in connection with a multiple employer trust plan under which a trustee, employer or employers, or other similar entity purchases a Policy which covers a group of individuals on a group basis. Certificates replicating all the provisions of a Policy are issued to individual employees. In such arrangements, an employer may permit group solicitation of its employees for the purchase of Policies on either a group or individual basis.

The Company may reduce the surrender charge, the monthly deduction, or both, in connection with Policies issued under such arrangements. Generally, sales and administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which Policies are purchased, and other factors. The amount of reductions will be considered on a case-by-case basis and will reflect the reduced sales effort and administrative costs expected as a result of sales to a particular group or sponsored arrangement. We will not be unfairly discriminatory in any variation in the surrender charge or the monthly deduction. Variations will be based on differences in costs or services.

Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to, payment of sales and distribution expenses, would be charged to and paid by the Company.

POLICY SURRENDER

FULL SURRENDERS

When you surrender your Policy for the full cash surrender value, all applicable surrender charges are imposed. If you surrender your Policy in its early years, there may be little or no cash surrender value.

PARTIAL SURRENDERS

When you surrender part of your Policy, we will apply the same proportion of the total applicable surrender charges as the amount to be paid on surrender bears to the total cash surrender value. Once you have made a partial surrender, or surrenders, future applicable surrender charges will be reduced proportionately. In addition, under option 1, the specified amount will be reduced by the amount surrendered.

Other rules apply to partial surrenders:

  1)   No partial surrender can be made until one year after the issue date;

  2)   The amount paid to you on a partial surrender must be at least $500;

  3) If a partial surrender is made, there will be a transaction charge, made against the total account value, of $25 or 2% of the amount of the net surrender payment, whichever is less;

  4) If, at the time of a partial surrender, your total account value is attributable to more than one funding option, both the surrender charge and the amount paid to you upon the surrender will be taken proportionately from the values accumulated in each funding option. You cannot select the funding option to be used in the surrender;

  5) A partial surrender will not be allowed if it would cause the specified amount to drop below the minimum allowable specified amount; and

  6) Partial surrenders may only be made prior to election of a settlement option.

As mentioned previously, a partial surrender will also reduce the death benefit (and the specified amount, if option 1 is in effect), by the amount of the reduction in your total account value resulting from the surrender. If the specified amount is reduced, the most recent increase in coverage is reduced first, then the next most recent coverage, and so forth.

If the death benefit on an option 1 Policy is calculated as a percentage of the total account value rather than as the specified amount, a partial surrender will reduce the specified amount only if the partial surrender decreases the difference between the death benefit and the total account value. A partial surrender will not reduce the specified amount of an option 2 Policy.

Payment of any amount due from separate account values on a full or partial surrender will be made within seven calendar days after your written surrender request is received at our Administrative Office, except that payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Payment of values from the fixed account value may be deferred for up to six months, except when used to pay premiums to the Company.

If you surrender your Policy, in whole or in part, there may be tax implications. (See "Tax Matters.")

POLICY LAPSE

A lapse occurs if your monthly deduction is greater than the cash surrender value and no payment to cover the deduction is made within 61 days of our notifying you. This may happen after the first two policy years, or during the first two policy years if your basic premiums are not current. The cash surrender value may be insufficient because it has been exhausted by earlier deductions, due to poor investment performance, partial surrenders, indebtedness for policy loans, reductions in specified amount or some combination of these factors.

If the cash surrender value of the Policy is insufficient to cover the monthly deduction on the appropriate date, your insurance coverage will terminate at the end of a 61-day grace period. The grace period begins with the mailing of a notice to you, once we discover the insufficiency. We will require the payment of the amount necessary to keep this Policy in force for the current month, plus two additional months. During the grace period, a Policy has no cash surrender value, so that if the Policy is terminated at the end of the grace period, no money will be paid to you.

If your Policy's cash surrender value is insufficient to cover the monthly deduction on the appropriate date, an amount equal to the monthly deduction will be removed from the total account value and will not participate in investment performance. If a premium payment is subsequently made and the cash surrender value exceeds the amount of the monthly deduction, or, within the first two years the basic premiums are paid, the amount removed will be returned to the total account value and will resume participation in investment performance.

REINSTATEMENT OF A LAPSED POLICY

We will consider reinstatement within five years after the date of termination (provided it is before the maturity date). We will require satisfactory evidence of insurability. Regardless of when the Policy lapses, the original and any additional tables of surrender charges that were issued on this Policy will apply upon reinstatement. The loan account value will be reinstated. All values will be reinstated as of the date of the Policy's termination.

Under AetnaVest II Policies issued in most states, if the Policy lapses during the first two policy years, the payment required at reinstatement will equal the sum of basic premiums for each monthly deduction day to date, less premiums previously paid. If the Policy lapses after the first two policy years, you must make a premium payment that will cause the surrender value upon reinstatement to equal three times the next monthly deduction.

For AetnaVest Policies, upon reinstatement, no surrender charge deduction will apply to coverage which was in force for two or more years (one or more years for multiple employer trust policies) prior to the date of termination. For terminated coverage which was in force less than two years, future surrender charges will not be reduced from the original schedule. If you request reinstatement during the first two policy years, the premium required at reinstatement will be the lesser of (a) a premium sufficient to pay for three monthly deductions plus any applicable surrender charge; or (b) overdue basic premiums.

POLICY LOANS

If you purchase an AetnaVest Policy you may borrow against your Policy after the end of the second policy year (in California and Texas, after the end of the first policy year). AetnaVest II policy owners may borrow against their Policy beginning in the first policy year. For all Policies, loans must be taken before the election of a settlement option.

The most you can borrow is 90% (100% for AetnaVest II policies issued in Texas) of the fixed account and separate account values less the surrender charge applicable at the time of the loan. Interest on the loan, including preferred loans, will accrue at 8% per year, payable once a year at each anniversary of the loan. Any interest not paid when due becomes part of the loan and bears interest.

The amount you receive as a result of the loan will, together with any accrued but not paid interest, constitute the loan account value. Repayments on the loan will be allocated among the funding options in the same proportion the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment. The amount necessary to repay all loans in full is the loan account value plus any accrued interest.

The loan account value is credited with the amount of any loans you make on your Policy, as collateral. The loan account value is credited with interest at a rate of at least 4.5% per year (6% in New York). Such credited interest is transferred out of the loan account value monthly and reallocated proportionately to the applicable funding options.

Beginning in the eleventh policy year, up to 10% of the maximum loan amount available, at the beginning of a policy year, can be taken as a preferred loan during that policy year. Amounts borrowed in excess of the maximum loan amount available for a preferred loan will not be considered a preferred loan. The portion of the loan account value equal to the preferred loan will be credited at the policy loan interest rate of 8% per year. The portion of the loan account value not considered a preferred loan will be credited interest at 4.5% per year (6% in New York). The preferred loan feature is only available in approving states as stated in your Policy.

If you are using more than one underlying funding option, the amount of the loan will be withdrawn in proportion to the value held in each funding option. You cannot select the funding option to be used for the loan.

POLICY CHANGES

You may make changes to your Policy, as described below, by submitting a written request to our Administrative Office in a form satisfactory to us.

Beginning one year after the issue date, you may increase or decrease the specified amount of your Policy as follows:

  1) For an increase, we will require satisfactory evidence of insurability unless there is no increase in the amount at risk;

  2) The cash surrender value at the time of an increase must be at least three times the sum of (a) the most recent monthly deduction from total account value and (b) the amount of the increase, divided by 1000, times the applicable cost of insurance rate;

  3) An increase in the specified amount will increase the surrender charge unless there is no increase in the amount at risk;

  4)   Increases are limited to four times the original specified amount;

  5) Decreases in the specified amount will not decrease the surrender charge or your basic premium. Decreases during the second year after the issue date will usually not enable you to reduce your planned premium below the basic premium without lapsing the Policy;

  6) No decrease may reduce the specified amount to less than the then-current minimum for this type of Policy;

  7) The decrease will be applied first to the most recent coverage under the Policy, then to the next most recent, and so forth.

You can also change from one death benefit option to the other.

The specified amount will be changed when a change in death benefit option is made. If the change is from option 1 to option 2, the new specified amount will equal the amount at risk as of the date of the change. If the change is from option 2 to option 1, the new specified amount will equal the death benefit as of the date of the change.

A change in death benefit option will not be allowed if the new specified amount would be less than the then-current minimum. We may require satisfactory evidence of insurability before allowing the change. There will be no change in the surrender charge (either increase or decrease) at the time of a change in death benefit option.

RIGHT TO EXAMINE THE POLICY

The Policy has a specific period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days (state variations may apply) after you receive the Policy and the written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs latest.

If you return (cancel) the Policy, we will pay a refund of:

  1) the difference between payments made and amounts allocated to the separate account,

  2) the value of the amount allocated to the separate account as of the date the returned Policy is received by us, and

  3)   any fees imposed on the amounts allocated to the separate account.

If state law does not permit such a refund, then the refund will equal premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

EXCHANGING YOUR POLICY

You may exchange the AetnaVest Policy for a period of two years after the issue date for a new adjustable premium policy issued by the Company, under which policy values and benefits do not vary with the investment performance of a separate account. The new Policy will have the same issue date as the old Policy, and no evidence of insurability will be required. Since your total account value will be transferred from the old Policy to the new Policy in its entirety, the cash surrender value under the new Policy cannot exceed the cash surrender value under the old Policy at the time of exchange. We have the right to adjust the cash surrender value under the new Policy to make sure this is the case. You have the right to select whether the new Policy has the same death benefit or net amount at risk as the old Policy. There may be a charge due to the Company, or a refund due to you, equal to the difference in cash value between the old Policy and the new Policy.

For AetnaVest II Policies you may simply transfer the entire separate account value of your Policy to the fixed account. No charge will be made for any such transfer.

PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit prior to payment.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of death (a certified copy of the death certificate) at our Administrative Office, unless you or the beneficiary have elected that it be paid under one or more of the settlement options described below.

Payment of the death benefit may be delayed if the Policy is being contested. While the insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the insured, unless you have made an irrevocable election. A beneficiary who has elected settlement option 1 may elect another option within two years after the insured's death.

All or a part of the proceeds of the death benefit may be applied under one or more of the following settlement options, or such options as we may choose to make available in the future.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit proceeds due will be paid as elected.

POLICY SETTLEMENT

There are several ways in which a beneficiary may receive annuity payments due from a death benefit, or which the Insured may choose to receive annuity payments from the cash surrender value of the Policy.

Proceeds in the form of settlement options are payable by the Company upon the insured's death; upon maturity of the Policy; or upon election of one of the following settlement options or any we make available (after any applicable surrender charges have been deducted).

A written request is required to elect, change, or revoke a settlement option. This request will take effect upon receipt or recording of the written request, in good order, at our Administrative Office.

The first variable settlement option payment will be as of the tenth valuation period following the receipt of the properly completed election form.

SETTLEMENT OPTIONS

Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period. An "annuitant" is the person or persons on whose life annuity payments are based and who may be entitled to receive such payment.

OPTION 1--Payment of interest on the sum left with us;

OPTION 2--Payments for a stated number of years, at least three but no more than thirty;

OPTION 3--Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months;

OPTION 4--Payments during the joint lifetimes of two annuitants. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

  (a)   100% of the payment to continue to the survivor;

  (b)   66% of the payment to continue to the survivor;

  (c)   50% of the payment to continue to the survivor;

  (d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor;

  (e) 100% of the payment to continue to the survivor if the survivor is the annuitant, and 50% of the payment to continue to the survivor if the survivor is the second annuitant.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under option 1 will be held by us in our general account. Proceeds in the general account will be used to make payments on a fixed dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.5%. We may add interest daily at any higher rate.

Under option 1, the annuitant may later tell the Company to (a) pay to him or her a portion or all of the sum held by the Company; or (b) apply a portion or all of the sum held by the Company to another settlement option.

Proceeds applied under options 2, 3 and 4 will be held (a) in the general account; or (b) in the Company's Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds in Variable Annuity Account B will be used to make payments on a variable basis.

If payments are to be funded on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate. This rate will be 3.5% per annum, unless a 5% annual rate is chosen. The assumed net investment rate is chosen by the payee.

Selection of a 5% rate causes a higher first payment, but subsequent payments will increase only to the extent the actual net investment rate exceeds 5% on an annualized basis, and they will decline if the rate is less than 5%. Use of the 3.5% assumed net investment rate causes a lower first payment, but subsequent payments will increase more rapidly or decline more slowly as changes occur in the actual net investment rate. The investment performance of the underlying funding option(s) must equal such assumed rate, plus enough to cover the mortality and expense risk and administrative fee charges, if future payments on a variable basis are to remain level.

If payments on a variable basis are not to decrease, gross return on the assets of the underlying funding option must be:

  (a) 4.75% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 3.5% is chosen; or

  (b) 6.25% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 5% is chosen.

Option 2, 3, or 4 may be chosen on a fixed dollar basis. However, if the guaranteed payments are less than the payments which would be made from the purchase of the Company's current single premium immediate annuity, the larger payment will be made instead.

As to funds held under option 1, the annuitant may elect to make a withdrawal or to change options. Under option 2, if payments are made on a variable basis, the current value may be withdrawn at any time. Amounts held in the fixed account may not be withdrawn under option 2. No withdrawals or changes of option may be made under options 3 and 4.

When an annuitant dies while receiving payments under option 2, 3 or 4, the present value of any remaining guaranteed payments will either be paid in one sum to the beneficiary, or upon election by the beneficiary, any remaining guaranteed payments will continue to the beneficiary. If no beneficiary exists, the present value of any remaining guaranteed payments will be paid in one sum to the annuitant's estate. If the annuitant dies while receiving payments under option 1, the current value of the option will be paid in one sum to the beneficiary, or to the annuitant's estate.

If a beneficiary dies (and there is no contingent beneficiary), while receiving payments, the current value of the account (option 1), or the present value of any remaining guaranteed payments will be paid in one sum to the estate of the beneficiary. The interest rate used to determine the first payment will be used to calculate the present value.

Payments will be made upon receipt of a written request filed with us. If the owner has made no settlement election when the beneficiary becomes entitled to proceeds, the beneficiary may make the election.

CALCULATION OF SETTLEMENT PAYMENTS ON A VARIABLE BASIS

When you have chosen payment on a variable basis, the first payment is calculated as follows:

  (a) the portion of the proceeds applied to make payments on the variable basis; divided by

  (b)   1000; times

  (c)   the payment rate for the option chosen.

Such amount, or portion, of the variable payment will be divided by the settlement option unit value (described below), as of the tenth valuation period (the period of time between one valuation Date and the next valuation date) before the due date of the first payment, to determine the number of settlement option units. Each future payment is equal to the number of settlement option units, times the settlement option unit value as of the tenth valuation period prior to the due date of the payment.

For any valuation period, the settlement option unit value is equal to:

  (a)   The settlement option unit value for the previous valuation period;
        times

  (b)   The net return factor (as defined below) for the valuation period; times

  (c) A factor to reflect the assumed net investment rate. The factor for 3.5% per year is .9999058; for 5% per year, it is .9998663.

The net return factor equals:

  (i) The net assets of the applicable fund held in Variable Annuity Account B at the end of a valuation period, minus

  (ii) The net assets of the applicable fund held in Variable Annuity Account B at the beginning of that valuation period, plus or minus

  (iii) Taxes or provision for taxes, if any, attributable to the operations of Variable Annuity Account B, divided by

  (iv) The value of settlement option units and other accumulation units held in Variable Annuity Account B at the beginning of the valuation period, minus

  (v) A daily charge at an annual rate of 1.25% for annuity mortality and expense risk and a daily administrative expense charge that will not exceed .25% on an annual basis of your account value invested in the subaccount.

The number of settlement option units remains fixed. However, the dollar value of the settlement option unit values and the payment may increase or decrease due to investment gain or loss.

Payments will not be affected by changes in the mortality or expense results or administrative charges.

DIRECTORS AND OFFICERS


NAME AND ADDRESS        POSITION WITH COMPANY                  BUSINESS EXPERIENCE DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Keith Gubbay*           Director and President        Has held several directorships and various executive officer positions with various ING affiliated companies since 1999, including positions as Director, Executive Vice President and
                                                      General Manager. Executive Vice President of Withall Financial
                                                      Group from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------
P. Randall Lowery*      Director                      Has held several directorships and various executive officer positions with various ING affiliated companies since 1990, including positions as Director, Executive Vice President,
                                                      General Manager and Chief Actuary.
------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney*    Director                      Has held several directorships and various executive officer positions with various ING affiliated companies since 1997, including positions as Director, Chief Executive Officer and
                                                      President.
------------------------------------------------------------------------------------------------------------------------
Mark A. Tullis*         Director                      Has held several directorships and various executive
                                                      officer positions with various ING affiliated companies
                                                      since 1999, including positions as Director, President,
                                                      Treasurer, General Manager and Chief of Staff. Executive
                                                      Vice President of Primerica from 1994 to 1999.
------------------------------------------------------------------------------------------------------------------------
Cheryl Lynn Price*      Vice President, Chief         Has held several executive officer positions with various ING
                        Financial Officer and         affiliated companies, including positions as Vice President,
                        Chief Accounting              Chief Accounting Officer and Chief Financial Officer.
                        Officer
------------------------------------------------------------------------------------------------------------------------
David S. Pendergrass*   Vice President and            Has held various executive officer positions with various ING
                        Treasurer                     affiliated companies, including positions as Vice President and Treasurer.
------------------------------------------------------------------------------------------------------------------------
David Wheat*            Director                      Chief Accounting Officer of various ING affiliated companies since 2001. Partner of Ernst & Young LLP from 1999 to 2001.
                                                      Office Managing Partner of Ernst & Young LLP from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------
Paula Cludray-          Secretary                     Has held various officer positions with various ING affiliated
Engelke**                                             companies since 1985, including positions as Secretary,
                                                      Assistant Secretary, Director of Individual Compliance and
                                                      Director of Contracts Compliance and Special Benefits.
------------------------------------------------------------------------------------------------------------------------



Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $100 million issued by American International Group.

   * The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.


  ** The address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401. This individual may also be an officer of other affiliates of the Company.


REPORTS TO POLICY OWNERS

Within 30 days after each policy anniversary and before proceeds are applied to a settlement option, we, or our designee, will send you a report containing the following information:

  1. A statement of changes in total account value and cash surrender value since the prior report or since the issue date, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

  2. Cash surrender value, death benefit, and any loan account value, as of the policy anniversary;

  3. A projection of total account value, loan account value and cash surrender value as of the succeeding policy anniversary.

If you have policy values funded in either separate account you will receive such additional periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, the Company will vote the shares of each of the Funds held in the separate account in accordance with instructions received from policy owners having a voting interest in the Funds. Policy owners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares which you have a right to vote will be determined as of a record date established by the Fund. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. Voting instructions will be solicited by written communication at least 14 days before such meeting.

The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the separate account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the separate accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to policy owners.

STATE REGULATION

The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

The Policies are offered for sale in all jurisdictions where we are authorized to do business except the District of Columbia, Guam, Puerto Rico, and the Virgin Islands.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.



ING Financial Advisers, LLC, the principal underwriter and distributor of the Policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the policy.



ADDITIONAL INFORMATION


THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES


ING Financial Advisers, LLC serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws. ING Financial Advisers, LLC is registered as a broker-dealer with the Commission and is a member of the NASD. ING Financial Advisers, LLC will contract with one or more registered broker-dealers including broker-dealers affiliated with it ("distributors") to offer and sell the Policies. ING Financial Advisers, LLC may also offer and sell policies directly. All persons selling the Policies will be registered representatives of the distributors, and will also be licensed as insurance agents to sell variable life insurance.



The maximum commission payable to salespersons and their supervising broker-dealers for policy distribution is 55% of the initial basic premium or, in the event of an increase in the specified amount, 55% of the basic premium attributable to the increase. In lieu of premium-based commission, equivalent amounts may be paid based on total account value. In particular circumstances, certain of these professionals may also be paid for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of ING Financial Advisers, LLC may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.


The registered representative may be required to return all or part of any commission if the Policy is not continued for a certain period.


ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers by assisting ING Financial Advisers, LLC in finding broker-dealers to offer and sell the Policies. These parties may also provide training, marketing and other sales related functions for ING Financial Advisers, LLC and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. Such parties may receive compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler.


RECORDS AND ACCOUNTS

All records and accounts relating to the separate accounts and the Funds will be maintained by the Company or its designee. All reports required to be made and information required to be given will be provided by the Company or its designee.

The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies.

INDEPENDENT AUDITORS


Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Ft. Wayne, Indiana 46802 are the independent auditors for Variable Life Account B for the years ended December 31, 2000, 2001 and 2002. KPMG LLP, One Financial Plaza,
755 Main Street, Hartford, Connecticut 06103 were the independent auditors for the Company for the year ended December 31, 2000. Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308-2215 are the independent auditors for the Company for the years ended December 31, 2001 and 2002. The independent auditors provide services to the Company and Variable Life Account B that include primarily the audit of the Company's and Variable Life Account B's financial statements as described in their reports, included in this Registration Statement.

TAX MATTERS

GENERAL

The following is a discussion of the federal income tax considerations relating to the Policies. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this prospectus should seek competent tax advice. This section addresses federal income tax rules only, and does not discuss federal estate, gift and generation skipping tax implications, state and local taxes or any other tax provisions. We do not make any guarantee about the tax treatment of the Policy or transactions involving the Policies.

FEDERAL TAX STATUS OF THE COMPANY


The Company is taxed as a life insurance company under the Code. The separate account is not a separate entity from the Company. Therefore, the separate account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the separate account are automatically applied to increase reserves under the policy. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to us to the extent that such income and gains are applied to increase reserves under the Policy. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to the policy) to set aside provisions to pay such taxes.

LIFE INSURANCE QUALIFICATION

Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums payable under the contract and the level of cash surrender value. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policy owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's total account value, and policy owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the death benefit which exceeds the total of their cost of acquisition and subsequent premium payments.

The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected policy owners and will be made only after advance written notice.

GENERAL RULES

Upon the surrender or cancellation of any Policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts" below), the policy owner will be taxed on the surrender value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid policy loans will, upon surrender, be added to the surrender value and will be treated for this purpose as if it had been received.

Assuming the Policy is not a modified endowment contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 policy years in connection with reductions of specified amounts may be taxable in certain limited instances where the surrender value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

Loans received under the Policy will ordinarily be considered indebtedness of the policy owner, and assuming the Policy is not considered a modified endowment contract, policy loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."

MODIFIED ENDOWMENT CONTRACTS

A class of contracts known as "modified endowment contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a modified endowment contract will differ from the general rules noted above.

A Policy will be considered a modified endowment contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven policy years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the Policy, the Company will notify the policy owner if the Policy is a modified endowment contract.

Each Policy is subject to testing under the 7-pay test during the first seven policy years and for the seven policy years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit payable in the first seven policy years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven policy years may also cause a Policy to be considered a modified endowment contract.

If the Policy is considered to be a modified endowment contract, the proceeds of any partial surrenders, any policy loans and most assignments will be currently taxable to the extent that the Policy's total account value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to policy loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a modified endowment contract. If the Policy becomes a modified endowment contract, it may be aggregated with other modified endowment contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.

A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or policy loan received by any policy owner of a modified endowment contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).

DIVERSIFICATION STANDARDS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on all income previously credited to the Policy and for subsequent periods. The separate account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be currently includable in the variable contractowner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that policy owners were not owners of separate account assets. For example, a policy owner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a policy owner being treated as the owner of a pro rata portion of the assets of the separate account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a policy owner from being considered the owner of a pro rata share of the assets of the separate account.

OTHER TAX CONSIDERATIONS

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's total account value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the policy owner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the policy owner's trade or business. Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the policy owner's trade or business and are considered key persons. Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or (b) the lesser of 5 percent of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these policies will be capped based on the applicable Moody's Corporate Bond Rate.

Section 264(f) of the Code denies a deduction for a portion of a policy owner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash value of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20% owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the policy owner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.

Depending on the circumstances, the exchange of a policy, a change in the Policy's death benefit option, a policy loan, a full or partial surrender, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policy owner or beneficiary. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transactions.

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your designated beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult with a qualified tax adviser.

WITHHOLDING


Generally, unless you provide us with a written election to the contrary before we make the distribution, we are required to withhold income tax from any portion of a distribution we make to you that is includable in your income. If you do not wish us to withhold tax from the payment, or if enough is not withheld, you will have to pay later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the policy owner.

PAYMENT OF BENEFITS

All benefits are payable at our Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE AND SEX

If age or sex is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the correct age and sex. (If the application is taken in a state where unisex rates are used, the insured's sex is inapplicable.)

INCONTESTABILITY

We will not contest coverage under the Policy (other than any waiver of premium rider) after it has been in force during the lifetime of the insured more than two years from the issue date.

For coverage which takes effect on a later date (i.e., an increase or reinstatement of insurance), we will not contest such coverage after it has been in force during the lifetime of the insured more than two years from its effective date. Any contest of such later coverage will be based on the supplemental application.

SUICIDE

In most states, if the insured commits suicide within two years from the issue date, the only benefit paid will be the sum of (a) plus (b) minus (c), where:

  (a)  equals premiums paid less amounts allocated to the separate account; and

  (b) equals the separate account value on the date of suicide, plus the portion of the monthly deductions deducted from the separate account value; and

  (c) equals the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the Fixed Account.

If the insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deductions for the increase, in lieu of the face amount of the increase.

All amounts will be calculated as of the date of death.


ANTI-MONEY LAUNDERING



In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require Policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.



We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing.



Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.



PROTECTION OF PROCEEDS


To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

NON-PARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

COVERAGE BEYOND MATURITY

The Policy is considered matured on the issue date anniversary after which the insured has reached age 95 (for AetnaVest Policies) or 100 (for AetnaVest II Policies). This is the maturity date.

For AetnaVest II Policies only, you may, by written request in the 30 days before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At Age 100, the separate account value will be transferred to the fixed account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a cost of insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should the Policy continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See Tax Matters.) The coverage beyond maturity provision is only available in approving states. (This provision is not available in New York.)

APPENDIX A
AETNAVEST
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES

The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, cash surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.

Tables I through IV illustrate Policies issued to males, ages 25 and 40, in the nonsmoker rate class. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% respectively, over a period of years, but fluctuated above and below those averages for individual policy years.


The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables II and IV assume that the maximum cost of insurance rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis is assessed in each policy year. Tables I and III assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current level of mortality and expense risk charge assessed on an annual basis:



ING VP Strategic Allocation Balanced Portfolio, ING VP Strategic Allocation
Growth Portfolio, ING VP Strategic Allocation Income Portfolio....................   0.55%
ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio...............   0.65%
For all other Funds available under AetnaVest Policies............................   0.70%


The tables also assume a 0.30% current (0.50% guaranteed) administration charge.

The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 21), vary by Fund from .34% to 1.00%. An arithmetic average of 0.68% has been used for the illustrations.

The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross, return on the assets held in each Fund as a result of expenses paid by he Fund and other charges levied by the separate account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, %, and 12% correspond to approximate net annual rates of -1.64%, 4.27%, and 0.17%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.86%, 4.03%, and 9.92%, respectively.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                           AETNAVEST POLICY

                               TABLE I
          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                          MALE ISSUE AGE 25
         CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $408.00 ANNUAL BASIC PREMIUM
                            NONSMOKER RISK
                         FACE AMOUNT $100,000
                        DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1               428     100,000    100,000     100,000       182        199         216           0         0           0
2               878     100,000    100,000     100,000       365        411         460          17        63         112
3             1,351     100,000    100,000     100,000       548        635         731         200       287         383
4             1,846     100,000    100,000     100,000       730        871       1,032         382       523         684
5             2,367     100,000    100,000     100,000       909      1,118       1,365         561       770       1,017

6             2,914     100,000    100,000     100,000     1,097      1,388       1,746         813     1,104       1,462
7             3,488     100,000    100,000     100,000     1,279      1,667       2,164       1,064     1,452       1,949
8             4,091     100,000    100,000     100,000     1,456      1,955       2,623       1,311     1,810       2,478
9             4,724     100,000    100,000     100,000     1,625      2,252       3,124       1,550     2,177       3,049
10            5,388     100,000    100,000     100,000     1,786      2,556       3,673       1,780     2,550       3,667

15            9,244     100,000    100,000     100,000     2,441      4,169       7,277       2,441     4,169       7,277
20           14,165     100,000    100,000     100,000     2,754      5,856      12,876       2,754     5,856      12,876
25           20,446     100,000    100,000     100,000     2,529      7,400      21,574       2,529     7,400      21,574
30           28,462     100,000    100,000     100,000     1,479      8,446      35,284       1,479     8,446      35,284

40 (Age 65)  51,751           0    100,000     114,131         0      4,806      93,550           0     4,806      93,550

(1)  Assumes no policy loan has been made. Current cost of insurance rates
     assumed. Current mortality and   expense risk charges, administrative
     charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 25
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1               428     100,000    100,000     100,000       181        198         216           0         0           0
2               878     100,000    100,000     100,000       364        410         458          16        62         110
3             1,351     100,000    100,000     100,000       545        632         727         197       284         379
4             1,846     100,000    100,000     100,000       725        865       1,026         377       517         678
5             2,367     100,000    100,000     100,000       901      1,109       1,355         553       761       1,007

6             2,914     100,000    100,000     100,000     1,087      1,375       1,731         803     1,091       1,447
7             3,488     100,000    100,000     100,000     1,266      1,650       2,143       1,051     1,435       1,928
8             4,091     100,000    100,000     100,000     1,440      1,933       2,593       1,295     1,788       2,448
9             4,724     100,000    100,000     100,000     1,605      2,224       3,085       1,530     2,149       3,010
10            5,388     100,000    100,000     100,000     1,762      2,521       3,622       1,756     2,515       3,616

15            9,244     100,000    100,000     100,000     2,372      4,060       7,096       2,372     4,060       7,096
20           14,165     100,000    100,000     100,000     2,629      5,625      12,413       2,629     5,625      12,413
25           20,446     100,000    100,000     100,000     2,290      6,927      20,480       2,290     6,927      20,480
30           28,462     100,000    100,000     100,000     1,077      7,584      32,935       1,077     7,584      32,935

40 (Age 65)  51,751           0    100,000     102,707         0      2,125      84,186           0     2,125      84,186

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE III

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)

                                MALE ISSUE AGE 40
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1               781     100,000    100,000         455       490        525           0           0         0           0
2             1,601     100,000    100,000     100,000       888        986       1,090         215       313         417
3             2,463     100,000    100,000     100,000     1,298      1,489       1,696         625       816       1,023
4             3,367     100,000    100,000     100,000     1,686      1,997       2,350       1,013     1,324       1,677
5             4,317     100,000    100,000     100,000     2,050      2,510       3,054       1,377     1,837       2,381

6             5,314     100,000    100,000     100,000     2,391      3,028       3,814       1,842     2,479       3,265
7             6,361     100,000    100,000     100,000     2,702      3,545       4,630       2,287     3,130       4,215
8             7,460     100,000    100,000     100,000     2,982      4,058       5,503       2,702     3,778       5,223
9             8,614     100,000    100,000     100,000     3,230      4,567       6,443       3,084     4,421       6,297
10            9,826     100,000    100,000     100,000     3,445      5,069       7,452       3,434     5,058       7,441

15           16,857     100,000    100,000     100,000     3,933      7,380      13,783       3,933     7,380      13,783
20           25,831     100,000    100,000     100,000     2,754      8,525      22,597       2,754     8,525      22,597
25           37,284           0    100,000     100,000         0      7,476      35,410           0     7,476      35,410
30           51,902           0    100,000     100,000         0      2,337      55,402           0     2,337      55,402

25 (Age 65)  37,284           0    100,000     100,000         0      7,476      35,410           0     7,476      35,410

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE IV
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 40
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1               781     100,000    100,000     100,000       452        487         522           0         0           0
2             1,601     100,000    100,000     100,000       878        976       1,079         205       303         406
3             2,463     100,000    100,000     100,000     1,280      1,469       1,676         607       796       1,003
4             3,367     100,000    100,000     100,000     1,655      1,963       2,313         982     1,290       1,640
5             4,317     100,000    100,000     100,000     2,004      2,458       2,995       1,331     1,785       2,322

6             5,314     100,000    100,000     100,000     2,323      2,950       3,723       1,774     2,401       3,174
7             6,361     100,000    100,000     100,000     2,612      3,437       4,501       2,197     3,022       4,086
8             7,460     100,000    100,000     100,000     2,868      3,918       5,331       2,588     3,638       5,051
9             8,614     100,000    100,000     100,000     3,091      4,391       6,218       2,945     4,245       6,072
10            9,826     100,000    100,000     100,000     3,277      4,851       7,165       3,266     4,840       7,154

15           16,857     100,000    100,000     100,000     3,579      6,855      12,977       3,579     6,855      12,977
20           25,831     100,000    100,000     100,000     2,160      7,511      20,737       2,160     7,511      20,737
25           37,284           0    100,000     100,000         0      5,362      31,203           0     5,362      31,203
30           51,902           0          0     100,000         0          0      45,165           0         0      45,165

25 (Age 65)  37,284           0    100,000     100,000         0      5,962      31,203           0     5,362      31,203

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

APPENDIX B
AETNAVEST II
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES

The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, cash surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.

Tables V through VIII illustrate Policies issued to males, ages 35 and 55, in the nonsmoker rate class. Tables IX through XII illustrate Policies issued on a unisex basis, ages 35 and 55, in the nonsmoker rate class. These tables are provided for use in those states where unisex rates are required. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables VI, VIII, X and XII assume that the maximum cost of insurance rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of .90% on an annual basis, the maximum allowable administrative charge of .50% and the maximum allowable premium load of 6% are assessed in each policy year. Tables V, VII, IX and XI assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current level of mortality and expense risk charges of 0.70% on an annual basis.

The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 21), vary by Fund from .34% to 1.00%. An arithmetic average of .68% has been used for the illustrations.

The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the separate account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.67%, 4.23%, and 10.14%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -2.06%, 3.82%, and 9.70%, respectively.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                               AETNAVEST II POLICY

                                     TABLE V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1             1,480     250,000    250,000     250,000       685         745         806          0          0           0
2             3,035     250,000    250,000     250,000     1,518       1,688       1,865        168        338         515
3             4,667     250,000    250,000     250,000     2,311       2,645       3,008        961      1,295       1,658
4             6,381     250,000    250,000     250,000     3,064       3,615       4,239      1,714      2,265       2,889
5             8,181     250,000    250,000     250,000     3,771       4,594       5,565      2,421      3,244       4,215

6            10,070     250,000    250,000     250,000     4,432       5,581       6,992      3,206      4,355       5,766
7            12,054     250,000    250,000     250,000     5,049       6,578       8,534      3,958      5,487       7,443
8            14,137     250,000    250,000     250,000     5,617       7,578      10,197      4,661      6,622       9,241
9            16,325     250,000    250,000     250,000     6,135       8,582      11,993      5,314      7,761      11,172
10           18,622     250,000    250,000     250,000     6,601       9,586      13,933      5,915      8,900      13,247

15           31,947     250,000    250,000     250,000     7,950      14,386      26,178      7,939     14,375      26,167
20           48,954     250,000    250,000     250,000     7,185      18,163      44,142      7,185     18,163      44,142
25           70,660     250,000    250,000     250,000     3,679      19,922      71,368      3,679     19,922      71,368
30           98,363           0    250,000     250,000         0      17,999     114,301          0     17,999     114,301

30 (Age 65)  98,363           0    250,000     250,000         0      17,999     114,301          0     17,999     114,301

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                    TABLE VI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1             1,480     250,000    250,000     250,000       646         704        763           0          0          0
2             3,035     250,000    250,000     250,000     1,438       1,601      1,771          88        251        421
3             4,667     250,000    250,000     250,000     2,188       2,507      2,853         838      1,157      1,503
4             6,381     250,000    250,000     250,000     2,895       3,420      4,014       1,545      2,070      2,664
5             8,181     250,000    250,000     250,000     3,554       4,335      5,257       2,204      2,985      3,907

6            10,070     250,000    250,000     250,000     4,165       5,251      6,587       2,939      4,025      5,361
7            12,054     250,000    250,000     250,000     4,721       6,161      8,007       3,630      5,070      6,916
8            14,137     250,000    250,000     250,000     5,223       7,064      9,526       4,267      6,108      8,570
9            16,325     250,000    250,000     250,000     5,666       7,953     11,147       4,845      7,132     10,326
10           18,622     250,000    250,000     250,000     6,050       8,829     12,882       5,364      8,143     12,196

15           31,947     250,000    250,000     250,000     6,896      12,727     23,470       6,885     12,716     23,459
20           48,954     250,000    250,000     250,000     5,313      14,923     37,996       5,313     14,923     37,996
25           70,660           0    250,000     250,000         0      12,923     57,314           0     12,923     57,314
30           98,363           0    250,000     250,000         0       2,209     82,829           0      2,209     82,829

30 (Age 65)  98,363           0    250,000     250,000         0       2,209     82,829           0      2,209     82,829

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                    TABLE VII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1              4,599    250,000    250,000     250,000      2,271      2,463       2,657           0         0           0
2              9,428    250,000    250,000     250,000      4,575      5,109       5,669       1,119     1,653       2,213
3             14,498    250,000    250,000     250,000      6,734      7,763       8,886       3,278     4,307       5,430
4             19,822    250,000    250,000     250,000      8,745     10,421      12,328       5,289     6,965       8,872
5             25,412    250,000    250,000     250,000     10,601     13,077      16,013       7,145     9,621      12,557

6             31,282    250,000    250,000     250,000     12,296     15,722      19,962       9,157    12,583      16,823
7             37,445    250,000    250,000     250,000     13,822     18,349      24,201      11,028    15,555      21,407
8             43,916    250,000    250,000     250,000     15,166     20,945      28,752      12,718    18,497      26,304
9             50,711    250,000    250,000     250,000     16,314     23,494      33,641      14,212    21,392      31,539
10            57,846    250,000    250,000     250,000     17,223     25,952      38,870      15,466    24,195      37,113

15            99,240    250,000    250,000     250,000     17,096     35,618      70,927      17,067    35,589      70,898
20           152,070    250,000    250,000     250,000      6,673     38,087     119,071       6,673    38,087     119,071
25           219,497          0    250,000     250,000          0     22,767     199,015           0    22,767     199,015
30           305,552          0          0     363,713          0          0     346,393           0         0     346,393

10 (Age 65)   57,846    250,000    250,000     250,000     17,223     25,952      38,870      15,466    24,195      37,113

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                   TABLE VIII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1              4,599    250,000    250,000     250,000     1,891       2,069      2,248           0          0          0
2              9,428    250,000    250,000     250,000     3,739       4,217      4,719         283        761      1,263
3             14,498    250,000    250,000     250,000     5,358       6,256      7,240       1,902      2,800      3,784
4             19,822    250,000    250,000     250,000     6,735       8,165      9,802       3,279      4,709      6,346
5             25,412    250,000    250,000     250,000     7,847       9,914     12,386       4,391      6,458      8,930

6             31,282    250,000    250,000     250,000     8,671      11,468     14,969       5,532      8,329     11,830
7             37,445    250,000    250,000     250,000     9,179      12,790     17,527       6,385      9,996     14,733
8             43,916    250,000    250,000     250,000     9,333      13,826     20,018       6,885     11,378     17,570
9             50,711    250,000    250,000     250,000     9,085      14,514     22,394       6,983     12,412     20,292
10            57,846    250,000    250,000     250,000     8,384      14,784     24,596       6,627     13,027     22,839

15            99,240          0    250,000     250,000         0       7,160     30,753           0      7,131     30,724
20           152,070          0          0     250,000         0           0     16,301           0          0     16,301
25           219,497          0          0           0         0           0          0           0          0          0
30           305,552          0          0           0         0           0          0           0          0          0

10 (Age 65)   57,846    250,000    250,000     250,000     8,384      14,784     24,596       6,627     13,027     22,839

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                    TABLE IX
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1             1,417     250,000    250,000     250,000       640         697         755          0          0           0
2             2,906     250,000    250,000     250,000     1,427       1,588       1,756        137        298         466
3             4,469     250,000    250,000     250,000     2,177       2,492       2,836        887      1,202       1,546
4             6,110     250,000    250,000     250,000     2,885       3,406       3,996      1,595      2,116       2,706
5             7,833     250,000    250,000     250,000     3,548       4,326       5,243      2,258      3,036       3,953

6             9,642     250,000    250,000     250,000     4,165       5,250       6,582      2,993      4,078       5,410
7            11,541     250,000    250,000     250,000     4,737       6,179       8,026      3,694      5,136       6,983
8            13,536     250,000    250,000     250,000     5,260       7,108       9,579      4,346      6,194       8,665
9            15,630     250,000    250,000     250,000     5,734       8,038      11,254      4,949      7,253      10,469
10           17,829     250,000    250,000     250,000     6,155       8,964      13,059      5,499      8,308      12,403

15           30,588     250,000    250,000     250,000     7,421      13,454      24,524      7,410     13,443      24,513
20           46,871     250,000    250,000     250,000     6,890      17,181      41,534      6,890     17,181      41,534
25           67,653     250,000    250,000     250,000     3,919      19,205      67,403      3,919     19,205      67,403
30           94,177           0    250,000     250,000         0      17,811     107,944          0     17,811     107,944

30 (Age 65)  94,177           0    250,000     250,000         0      17,811     107,944          0     17,811     107,944

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                     TABLE X
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1             1,417     250,000    250,000     250,000       603         658        714           0          0          0
2             2,906     250,000    250,000     250,000     1,350       1,504      1,666          60        214        376
3             4,469     250,000    250,000     250,000     2,059       2,360      2,688         769      1,070      1,398
4             6,110     250,000    250,000     250,000     2,723       3,218      3,780       1,433      1,928      2,490
5             7,833     250,000    250,000     250,000     3,340       4,077      4,947       2,050      2,787      3,657

6             9,642     250,000    250,000     250,000     3,909       4,934      6,194       2,737      3,762      5,022
7            11,541     250,000    250,000     250,000     4,424       5,782      7,522       3,381      4,739      6,479
8            13,536     250,000    250,000     250,000     4,889       6,623      8,942       3,975      5,709      8,028
9            15,630     250,000    250,000     250,000     5,294       7,447     10,455       4,509      6,662      9,670
10           17,829     250,000    250,000     250,000     5,644       8,257     12,071       4,988      7,601     11,415

15           30,588     250,000    250,000     250,000     6,365      11,822     21,898       6,354     11,811     21,887
20           46,871     250,000    250,000     250,000     4,798      13,744     35,303       4,798     13,744     35,303
25           67,653           0    250,000     250,000         0      11,767     53,055           0     11,767     53,055
30           94,177           0    250,000     250,000         0       1,895     76,388           0      1,895     76,388

30 (Age 65)  94,177           0    250,000     250,000         0       1,895     76,388           0      1,895     76,388

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                    TABLE XI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1              4,410    250,000    250,000     250,000      2,252      2,439       2,627           0         0           0
2              9,041    250,000    250,000     250,000      4,536      5,058       5,604       1,224     1,746       2,292
3             13,903    250,000    250,000     250,000      6,689      7,697       8,796       3,377     4,385       5,484
4             19,008    250,000    250,000     250,000      8,697     10,342      12,212       5,385     7,030       8,900
5             24,368    250,000    250,000     250,000     10,553     12,986      15,870       7,241     9,674      12,558

6             29,996    250,000    250,000     250,000     12,251     15,622      19,791       9,243    12,614      16,783
7             35,906    250,000    250,000     250,000     13,786     18,246      24,003      11,109    15,569      21,326
8             42,112    250,000    250,000     250,000     15,146     20,843      28,527      12,800    18,497      26,181
9             48,627    250,000    250,000     250,000     16,321     23,404      33,395      14,306    21,389      31,380
10            55,469    250,000    250,000     250,000     17,276     25,891      38,615      15,592    24,207      36,931

15            95,161    250,000    250,000     250,000     17,716     36,072      70,885      17,688    36,044      70,857
20           145,821    250,000    250,000     250,000      8,364     39,646     119,410       8,364    39,646     119,410
25           210,477          0    250,000     250,000          0     27,611     200,157           0    27,611     200,157
30           292,995          0          0     365,060          0          0     347,676           0         0     347,676

10 (Age 65)   55,469    250,000    250,000     250,000     17,276     25,891      38,615      15,592    24,207      36,931

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY

                                    TABLE XII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

            PREMIUMS             DEATH BENEFIT
           ACCUMULATED      GROSS ANNUAL INVESTMENT             TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
               AT                  RETURN OF                ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  -------------------------------   -------------------------------   -------------------------------
 YEAR       PER YEAR    GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------     -----------  --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
1              4,410    250,000    250,000     250,000     1,807       1,977      2,149           0          0          0
2              9,041    250,000    250,000     250,000     3,592       4,049      4,530         280        737      1,218
3             13,903    250,000    250,000     250,000     5,163       6,024      6,968       1,851      2,712      3,656
4             19,008    250,000    250,000     250,000     6,513       7,888      9,459       3,201      4,576      6,147
5             24,368    250,000    250,000     250,000     7,632       9,621     11,997       4,320      6,309      8,685

6             29,996    250,000    250,000     250,000     8,490      11,186     14,556       5,482      8,178     11,548
7             35,906    250,000    250,000     250,000     9,064      12,551     17,118       6,387      9,874     14,441
8             42,112    250,000    250,000     250,000     9,316      13,665     19,645       6,970     11,319     17,299
9             48,627    250,000    250,000     250,000     9,197      14,466     22,089       7,182     12,451     20,074
10            55,469    250,000    250,000     250,000     8,660      14,889     24,399       6,976     13,205     22,715

15            95,161          0    250,000     250,000         0       9,055     32,140           0      9,027     32,112
20           145,821          0          0     250,000         0           0     23,473           0          0     23,473
25           210,477          0          0           0         0           0          0           0          0          0
30           292,995          0          0           0         0           0          0           0          0          0

10 (Age 65)   55,469    250,000    250,000     250,000     8,660      14,889     24,399       6,976     13,205     22,715

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

            VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                 Contract Purchases                     Mortality & Expense Charges
                                                                 Due From ING                           Payable To ING
                                                  Investments    Life Insurance and                     Life Insurance and
Subaccount                                                       Annuity Company       Total Assets     Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                        $   900,602       $         --       $    900,602                          $   25
Fidelity VIP Contrafund                            17,591,675                 --         17,591,675                             453
Fidelity VIP Equity-Income                         22,847,931             56,313         22,904,244                             598
Fidelity VIP Growth                                 8,076,509                 --          8,076,509                             221
Fidelity VIP High Income                              331,272                 --            331,272                               9
Fidelity VIP Overseas                               1,365,147                 --          1,365,147                              37
ING Partners JPMorgan Fleming International        15,796,836              2,564         15,799,400                             421
ING Partners MFS Capital Opportunities              1,517,952             30,104          1,548,056                              38
ING Partners MFS Research                           6,799,025                 --          6,799,025                             181
ING Partners Salomon Brothers Aggressive Growth     9,869,689              2,143          9,871,832                             265
ING Partners T. Rowe Price Growth Equity            2,455,592                 --          2,455,592                              59
ING VP Balanced                                    18,220,166                434         18,220,600                             488
ING VP Bond                                        17,035,173             70,760         17,105,933                             453
ING VP Growth and Income                           75,159,289             61,452         75,220,741                           2,004
ING VP Growth                                           7,238                 --              7,238                              --
ING VP Index Plus Large Cap                        12,165,779                 --         12,165,779                             306
ING VP Money Market                                44,606,536                 --         44,606,536                           1,188
ING VP Small Company                                  434,740                 --            434,740                              12
ING VP Strategic Allocation Balanced                1,083,619                 --          1,083,619                              28
ING VP Strategic Allocation Growth                  2,705,050                205          2,705,255                              71
ING VP Strategic Allocation Income                  1,375,657                 --          1,375,657                              34
ING VP Value Opportunity                              436,048                 --            436,048                              12
Janus Aspen Series Aggressive Growth               13,898,140                 --         13,898,140                             366
Janus Aspen Series Balanced                        17,339,072                 --         17,339,072                             445
Janus Aspen Series Flexible Income                    992,181                 --            992,181                              27
Janus Aspen Series Growth                          13,960,371                302         13,960,673                             363
Janus Aspen Series Worldwide Growth                26,073,642          1,236,378         27,310,020                             684
MFS VIT Strategic Income                              332,628                 --            332,628                               9
MFS VIT Total Return                                  235,948                 --            235,948                               6
Oppenheimer Aggressive Growth                         452,874                 --            452,874                              12
Oppenheimer Global Securities                       2,326,207                 --          2,326,207                              61
Oppenheimer Strategic Bond                          2,050,337             58,964          2,109,301                              49



                                                                                   Contract Redemptions
                                                                                   Due To ING
                                                                                   Life Insurance and
Subaccount                                                                         Annuity Company                     Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager                                                                 $      --                  $     900,577
Fidelity VIP Contrafund                                                                        4,014                     17,587,208
Fidelity VIP Equity-Income                                                                        --                     22,903,646
Fidelity VIP Growth                                                                               --                      8,076,288
Fidelity VIP High Income                                                                          --                        331,263
Fidelity VIP Overseas                                                                             --                      1,365,110
ING Partners JPMorgan Fleming International                                                       --                     15,798,979
ING Partners MFS Capital Opportunities                                                            --                      1,548,018
ING Partners MFS Research                                                                        236                      6,798,608
ING Partners Salomon Brothers Aggressive Growth                                                   --                      9,871,567
ING Partners T. Rowe Price Growth Equity                                                          --                      2,455,533
ING VP Balanced                                                                                   --                     18,220,112
ING VP Bond                                                                                       --                     17,105,480
ING VP Growth and Income                                                                          --                     75,218,737
ING VP Growth                                                                                     --                          7,238
ING VP Index Plus Large Cap                                                                    2,773                     12,162,700
ING VP Money Market                                                                        1,515,242                     43,090,106
ING VP Small Company                                                                              --                        434,728
ING VP Strategic Allocation Balanced                                                              --                      1,083,591
ING VP Strategic Allocation Growth                                                                --                      2,705,184
ING VP Strategic Allocation Income                                                                --                      1,375,623
ING VP Value Opportunity                                                                          --                        436,036
Janus Aspen Series Aggressive Growth                                                          12,952                     13,884,822
Janus Aspen Series Balanced                                                                   11,706                     17,326,921
Janus Aspen Series Flexible Income                                                                --                        992,154
Janus Aspen Series Growth                                                                         --                     13,960,310
Janus Aspen Series Worldwide Growth                                                               --                     27,309,336
MFS VIT Strategic Income                                                                          --                        332,619
MFS VIT Total Return                                                                              --                        235,942
Oppenheimer Aggressive Growth                                                                     --                        452,862
Oppenheimer Global Securities                                                                  5,809                      2,320,337
Oppenheimer Strategic Bond                                                                        --                      2,109,252


See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2002






                                                                 Fidelity VIP  Fidelity VIP  Fidelity VIP   Fidelity VIP
                                                                 Asset Manager Contrafund    Equity-Income  Growth
                                                                 Subaccount    Subaccount    Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                               $19,358     $  162,299    $   440,000  $    23,616
  o Mortality and expense guarantees                                (8,326)      (191,779)      (249,172)     (95,133)
                                                                   -------     ----------    -----------  -----------
NET INVESTMENT INCOME (LOSS)                                        11,032        (29,480)       190,828      (71,517)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                        (74,631)    (1,153,418)    (2,861,029)    (354,580)
  o Dividends from net realized gain on
    investments                                                         --             --        598,890           --
---------------------------------------------------------------    -------     ----------    -----------  -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (74,631)    (1,153,418)    (2,262,139)    (354,580)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                      (28,045)    (1,084,546)    (2,977,718)  (3,134,215)
---------------------------------------------------------------    -------     ----------    -----------  -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                 $(91,64)    $(2,267,44)   $(5,049,029) $(3,560,312)
===============================================================    =======     ==========    ===========  ===========



                                                                                             ING
                                                                                             Partners      ING
                                                                                             JPMorgan      Partners
                                                                 Fidelity VIP  Fidelity VIP  Fleming       MFS Capital
                                                                 High Income   Overseas      International Opportunities
                                                                 Subaccount    Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                               $ 37,844    $  14,798     $  88,170     $      --
  o Mortality and expense guarantees                                 (3,387)     (17,538)     (124,958)      (18,641)
                                                                   --------    ---------     ---------     ---------
NET INVESTMENT INCOME (LOSS)                                         34,457       (2,740)      (36,788)      (18,641)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                         (77,455)    (177,523)      507,779     (1,383,47)
  o Dividends from net realized gain on
    investments                                                          --           --            --            --
---------------------------------------------------------------    --------    ---------     ---------     ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (77,455)    (177,523)      507,779     (1,383,47)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                        50,008     (220,942)     (114,636)      646,777
---------------------------------------------------------------    --------    ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                 $  7,010    $(401,205)    $ 356,355     $(755,337)
===============================================================    ========    =========     =========     =========

                                                                               ING
                                                                               Partners
                                                                               Salomon
                                                                               Brothers      ING Partners
                                                                 ING Partners  Aggressive    T. Rowe Price  ING VP
                                                                 MFS Research  Growth        Growth Equity  Balanced
                                                                 Subaccount    Subaccount    Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                             $    16,620   $        --   $   5,394     $   203,419
  o Mortality and expense guarantees                                 (89,394)     (131,493)    (23,443)       (194,872)
                                                                 -----------   -----------   ---------     -----------
NET INVESTMENT INCOME (LOSS)                                         (72,774)     (131,493)    (18,049)          8,547
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                       (1,703,346)   (2,271,385)   (871,197)     (1,398,805)
  o Dividends from net realized gain on
    investments                                                           --            --          --              --
---------------------------------------------------------------  -----------   -----------   ---------     -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                           (1,703,346)   (2,271,385)   (871,197)     (1,398,805)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                       (816,204)   (3,807,990)    151,647        (973,532)
---------------------------------------------------------------  -----------   -----------   ---------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                               $(2,592,324)  $(6,210,868)  $(737,599)    $(2,363,790)
===============================================================  ===========   ===========   =========     ===========

                                                                                                            ING VP
                                                                                ING VP Growth ING VP        Index Plus
                                                                 ING VP Bond    and Income    Growth        Large Cap
                                                                 Subaccount     Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                              $  514,943    $   817,474     $    --    $    31,605
  o Mortality and expense guarantees                                (173,969)      (892,326)        (91)      (124,059)
                                                                  ----------    -----------     -------    -----------
NET INVESTMENT INCOME (LOSS)                                         340,974        (74,852)        (91)       (92,454)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                           93,930    (12,518,151)       (785)    (3,846,171)
  o Dividends from net realized gain on
    investments                                                       75,937             --          --            --
---------------------------------------------------------------   ----------    -----------     -------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                              169,867    (12,518,151)       (785)    (3,846,171)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                        666,764    (14,239,360)     (2,399)       615,215
---------------------------------------------------------------   ----------    -----------     -------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                $1,177,605   $(26,832,363)    $(3,275)   $(3,323,410)
===============================================================   ==========    ===========     =======    ===========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEAR ENDED DECEMBER 31, 2002

                                                                                             ING VP       ING VP       ING VP
                                                                   ING VP       ING VP       Strategic    Strategic    Strategic
                                                                   Money        Small        Allocation   Allocation   Allocation
                                                                   Market       Company      Balanced     Growth       Income
                                                                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                               $1,638,964   $   2,278    $  29,375    $  50,673    $ 47,196
  o Mortality and expense guarantees                                 (459,238)     (4,943)     (11,289)     (27,409)    (13,428)
                                                                   ----------   ---------     --------    ---------    --------
NET INVESTMENT INCOME (LOSS)                                        1,179,726      (2,665)      18,086       23,264      33,768
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                          (842,824)    (14,184)     (28,106)    (135,372)    (28,467)
  o Dividends from net realized gain on investments                        --          --           --           --          --
-----------------------------------------------------------------  ----------   ---------    --------     ---------    --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                              (842,824)    (14,184)     (28,106)    (135,372)    (28,467)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                         (38,736)   (120,698)    (116,247)    (348,866)    (80,240)
-----------------------------------------------------------------  ----------   ---------    ---------    ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $  298,166   $(137,547)   $(126,267)   $(460,974)   $(74,939)
=================================================================  ==========   =========    =========    =========    ========


                                                                                Janus
                                                                                Aspen         Janus
                                                                   ING VP       Series        Aspen
                                                                   Value        Aggressive    Series
                                                                   Opportunity  Growth        Balanced
                                                                   Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                               $   2,191    $        --   $   464,217
  o Mortality and expense guarantees                                  (5,012)      (163,267)     (184,603)
                                                                   ---------    -----------   -----------
NET INVESTMENT INCOME (LOSS)                                          (2,821)      (163,267)      279,614
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                          (22,966)    (5,702,815)     (722,141)
  o Dividends from net realized gain on investments                       --             --            --
-----------------------------------------------------------------  ---------    -----------    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                              (22,966)    (5,702,815)     (722,141)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                       (132,564)      (408,145)   (1,084,375)
-----------------------------------------------------------------  ---------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $(158,351)   $(6,274,227)  $(1,526,902)
=================================================================  =========    ===========   ===========

                                              Janus
                                              Aspen        Janus         Janus Aspen
                                              Series       Aspen         Series        MFS VIT      MFS VIT      Oppenheimer
                                              Flexible     Series        Worldwide     Strategic    Total        Aggressive
                                              Income       Growth        Growth        Income       Return       Growth
                                              Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income          $44,281      $        --   $   300,409   $ 7,641      $  2,838     $   2,614
  o Mortality and expense guarantees           (9,593)        (169,939)     (327,678)   (2,527)       (1,943)       (4,677)
                                              -------      -----------   -----------   -------      --------     ---------
NET INVESTMENT INCOME (LOSS)                   34,688         (169,939)      (27,269)    5,114           895        (2,063)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments    11,166       (9,896,639)   (7,237,585)      210        (1,789)     (155,918)
  o Dividends from net realized gain on
    investments                                    --               --            --        --         2,250            --
--------------------------------------------  -------      -----------   -----------   -------      --------     ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS        11,166       (9,896,639)   (7,237,585)      210           461      (155,918)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                  41,578        4,340,701    (2,632,872)   14,358       (14,928)       (5,546)
--------------------------------------------  -------      -----------   -----------   -------      --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $87,432      $(5,725,877)  $(9,897,726)  $19,682      $(13,572)    $(163,527)
============================================  =======      ===========   ===========   =======      ========     =========


                                                           Oppenheimer
                                              Oppenheimer  Main Street   Oppenheimer
                                              Global       Growth &      Strategic
                                              Securities   Income        Bond
                                              Subaccount   Subaccount    Subaccount
------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income          $  11,261    $    12       $135,809
  o Mortality and expense guarantees            (22,733)       (13)       (15,533)
                                              ---------    -------       --------
NET INVESTMENT INCOME (LOSS)                    (11,472)        (1)       120,276
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments    (295,368)     1,539        (54,296)
  o Dividends from net realized gain on
    investments                                      --         --             --
--------------------------------------------  ---------    -------       --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS        (295,368)     1,539        (54,296)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                  (359,229)    (1,855)        54,287
--------------------------------------------  ---------    -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(666,069)   $  (317)      $120,267
============================================  =========    =======       ========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEAR ENDED DECEMBER 31, 2001



                                                         Fidelity VIP   Fidelity VIP   Fidelity VIP    Fidelity VIP   Fidelity VIP
                                                         Asset Manager  Contrafund     Equity-Income   Growth         High Income
                                                         Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $ 25,465       $   165,335    $   506,956     $     9,309    $ 57,445
  o Mortality and expense guarantees                       (7,160)         (194,619)      (292,530)       (122,889)     (4,511)
                                                         --------       -----------    -----------     -----------    --------
NET INVESTMENT INCOME (LOSS)                               18,305           (29,284)       214,426        (113,580)     52,934
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments               (22,684)       (5,591,613)    (2,931,437)       (338,160)    (50,859)
  o Dividends from net realized gain on
    investments                                             9,549           583,534      1,424,304         875,026          --
-------------------------------------------------------  --------       -----------    -----------     -----------    --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                   (13,135)       (5,008,079)    (1,507,133)        536,866     (50,859)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                             (32,933)        2,147,032       (765,927)     (3,018,863)    (62,291)
-------------------------------------------------------  --------       -----------    -----------     -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $(27,763)      $(2,890,331)   $(2,058,634)    $(2,595,577)   $(60,216)
=======================================================  ========       ===========    ===========     ===========    ========


                                                                        ING
                                                                        Partners       ING
                                                                        JPMorgan       Partners
                                                         Fidelity VIP   Fleming        MFS Capital
                                                         Overseas       International  Opportunities
                                                         Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $ 137,978      $    53,100    $      --
  o Mortality and expense guarantees                       (25,413)        (158,821)     (26,829)
                                                         ---------      -----------    ---------
NET INVESTMENT INCOME (LOSS)                               112,565         (105,721)     (26,829)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                (55,540)      (7,842,793)    (670,987)
  o Dividends from net realized gain on
    investments                                            218,093        4,261,277      568,104
-------------------------------------------------------  ---------      -----------    ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                    162,553       (3,581,516)    (102,883)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                             (926,096)        (173,988)    (795,911)
-------------------------------------------------------  ---------      -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $(650,978)     $(3,861,224)   $(925,623)
=======================================================  =========      ===========    =========


                                                                        ING Partners
                                                                        Salomon
                                                                        Brothers      ING Partners
                                                         ING Partners   Aggressive    T. Rowe Price   ING VP
                                                         MFS Research   Growth        Growth Equity   Balanced      ING VP Bond
                                                         Subaccount     Subaccount    Subaccount      Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $        --    $         --   $   4,182      $   493,909   $  969,828
  o Mortality and expense guarantees                        (133,359)       (205,819)    (26,026)        (224,391)    (192,921)
                                                         -----------    ------------   ---------      -----------   ----------
NET INVESTMENT INCOME (LOSS)                                (133,359)       (205,819)    (21,844)         269,518      776,907
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments               (7,322,499)    (16,031,090)   (185,669)      (1,266,173)     (54,657)
  o Dividends from net realized gain on
    investments                                            2,945,061       1,411,570     497,464          886,429      167,787
-------------------------------------------------------  -----------    ------------   ---------      -----------   ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                   (4,377,438)    (14,619,520)    311,795         (379,744)     113,130
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                969,929       8,673,510    (658,158)      (1,207,552)     552,396
-------------------------------------------------------  -----------    ------------   ---------      -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $(3,540,868)   $ (6,151,830)  $(368,207)     $(1,317,778)  $1,442,432
=======================================================  ===========    ============   =========      ===========   ==========


                                                                                      ING VP
                                                         ING VP Growth  ING VP        Index Plus
                                                         and Income     Growth        Large Cap
                                                         Subaccount     Subaccount    Subaccount
-------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $    786,966   $     9       $   139,208
  o Mortality and expense guarantees                       (1,175,592      (136)         (140,517)
                                                         ------------   -------       -----------
NET INVESTMENT INCOME (LOSS)                                 (388,626)     (127)           (1,309)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                (9,860,073)   (8,767)       (5,185,170)
  o Dividends from net realized gain on
    investments                                                 1,739     1,648           491,914
-------------------------------------------------------  ------------   -------       -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                    (9,858,334)   (7,119)       (4,693,256)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                             (17,048,211)     (235)        2,368,783
-------------------------------------------------------  ------------   -------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $(27,295,171) $(7,481)      $(2,325,782)
=======================================================   ============  ========      ===========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEAR ENDED DECEMBER 31, 2001

                                                                                              ING VP      ING VP       ING VP
                                                                  ING VP       ING VP         Strategic   Strategic    Strategic
                                                                  Money        Small          Allocation  Allocation   Allocation
                                                                  Market       Company        Balanced    Growth       Income
                                                                  Subaccount   Subaccount     Subaccount  Subaccount   Subaccount
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                             $2,286,790    $ 2,129        $  35,454   $  50,470   $  57,298
  o Mortality and expense guarantees                               (407,332)    (3,269)         (12,811)    (28,869)    (13,679)
                                                                 ----------    -------        ---------   ---------   ---------
NET INVESTMENT INCOME (LOSS)                                      1,879,458     (1,140)          22,643      21,601      43,619
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                        (608,681)    72,118           (5,860)    (38,220)     (8,480)
  o Dividends from net realized gain on
    investments                                                          --     10,419               --          --      11,542
--------------------------------------------------------------   ----------    -------        ---------   ---------   ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (608,681)    82,537           (5,860)    (38,220)      3,062
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                       (62,866)   (65,203)        (128,024)   (395,025)   (101,236)
--------------------------------------------------------------   ----------    -------        ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $1,207,911    $16,195        $(111,241)  $(411,644)  $ (54,555)
==============================================================   ==========    =======        =========   =========   =========


                                                                               Janus
                                                                               Aspen          Janus
                                                                 ING VP        Series         Aspen
                                                                 Value         Aggressive     Series
                                                                 Opportunity   Growth         Balanced
                                                                 Subaccount    Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                             $  1,848      $         --   $   538,630
  o Mortality and expense guarantees                               (4,623)         (255,808)     (192,338)
                                                                 --------      ------------   -----------
NET INVESTMENT INCOME (LOSS)                                       (2,775)         (255,808)      346,292
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                        (3,707)      (20,932,980)      500,361
  o Dividends from net realized gain on
    investments                                                    26,087                --            --
--------------------------------------------------------------   --------      ------------   -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                            22,380       (20,932,980)      500,361
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                     (83,335)        6,579,267    (1,973,991)
--------------------------------------------------------------   --------      ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $(63,730)     $(14,609,520)  $(1,127,338)
==============================================================   ========      ============   ===========


                                                     Janus
                                                     Aspen                      Janus Aspen
                                                     Series        Janus Aspen  Series        MFS VIT     MFS VIT     Oppenheimer
                                                     Flexible      Series       Worldwide     Strategic   Total       Aggressive
                                                     Income        Growth       Growth        Income      Return      Growth
                                                     Subaccount    Subaccount   Subaccount    Subaccount  Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                 $51,716       $    16,532  $    227,122  $  --       $   873     $   6,177
  o Mortality and expense guarantees                  (8,038)         (237,768)     (446,713)  (162)         (496)       (6,053)
                                                     -------       -----------  ------------  -----       -------     ---------
NET INVESTMENT INCOME (LOSS)                          43,678          (221,236)     (219,591)  (162)          377           124
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments            3,790        (6,707,368)  (21,337,791)    (1)           14      (104,137)
  o Dividends from net realized gain on
    investments                                           --            48,639            --     80         1,286        96,381
---------------------------------------------------  -------       ----------   ------------  -----       -------     ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                3,790        (6,658,729)  (21,337,791)    79         1,300        (7,756)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                          1,201          (533,583)    9,487,584   (786)       (2,108)     (253,531)
---------------------------------------------------  -------       -----------  ------------  -----       -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $48,668       $(7,413,548) $(12,069,798) $(869)      $  (431)    $(261,163)
===================================================  =======       ===========  ============  =====       =======     =========


                                                                   Oppenheimer
                                                                   Main
                                                     Oppenheimer   Street       Oppenheimer
                                                     Global        Growth &     Strategic
                                                     Securities    Income       Bond
                                                     Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                 $  13,886     $    867     $40,407
  o Mortality and expense guarantees                   (21,476)        (798)    (14,130)
                                                     ---------     --------     -------
NET INVESTMENT INCOME (LOSS)                            (7,590)          69      26,277
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments           (634,112)     (68,866)    (28,766)
  o Dividends from net realized gain on
    investments                                        257,441           --      58,674
---------------------------------------------------  ---------     --------     -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS               (376,671)     (68,866)     29,908
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                          117,147       47,590      11,542
---------------------------------------------------  ---------     --------     -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $(267,115)    $(21,207)    $67,728
===================================================  =========     ========     =======

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEAR ENDED DECEMBER 31, 2000

                                                         Fidelity VIP   Fidelity VIP   Fidelity VIP    Fidelity VIP   Fidelity VIP
                                                         Asset Manager  Contrafund     Equity-Income   Growth         High Income
                                                         Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $  54,387      $   100,177   $  532,994      $    22,281   $  61,259
  o Mortality and expense guarantees                        (8,879)        (248,336)    (272,156)        (179,466)     (7,746)
                                                         ---------      -----------   ----------      -----------   ---------
NET INVESTMENT INCOME (LOSS)                                45,508         (148,159)     260,838         (157,185)     53,513
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                (37,587)       1,788,416     (138,175)       1,942,147    (118,073)
  o Dividends from net realized gain on
    investments                                            128,134        3,636,434    2,008,025        2,216,887          --
------------------------------------------------------   ---------      -----------   ----------      -----------   ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                     90,547        5,424,850    1,869,850        4,159,034    (118,073)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                             (150,800)      (7,098,779)    (204,255)      (5,674,088)   (122,203)
------------------------------------------------------   ---------      -----------   ----------      -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $ (14,745)     $(1,822,088)  $1,926,433      $(1,672,239)  $(186,763)
======================================================   =========      ===========   ==========      ===========   =========


                                                                        ING
                                                                        Partners      ING
                                                         Fidelity       JPMorgan      Partners
                                                         VIP            Fleming       MFS Capital
                                                         Overseas       International Opportunities
                                                         Subaccount     Subaccount    Subaccount
--------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                     $   60,930     $   106,017   $        --
  o Mortality and expense guarantees                        (36,753)       (232,551)      (35,643)
                                                         ----------     -----------   -----------
NET INVESTMENT INCOME (LOSS)                                 24,177        (126,534)      (35,643)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                 179,529      (2,322,521)      171,773
  o Dividends from net realized gain on
    investments                                             383,696       1,995,734       552,071
------------------------------------------------------   ----------     -----------   -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                     563,225        (326,787)      723,844
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                            (1,372,170)     (2,307,772)   (1,111,836)
------------------------------------------------------    ---------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $ (784,768)    $(2,761,093)  $  (423,635)
======================================================   ==========     ===========   ===========


                                                                        ING
                                                                        Partners       ING Partners
                                                          ING           Salomon        T. Rowe
                                                          Partners      Brothers       Price
                                                          MFS           Aggressive     Growth         ING VP
                                                          Research      Growth         Equity         Balanced      ING VP Bond
                                                          Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                      $       --    $         --   $   6,999      $   777,348   $  983,072
  o Mortality and expense guarantees                        (163,429)       (324,037)    (24,553)        (259,568)    (171,073)
                                                          ----------    ------------   ---------      -----------  -----------
NET INVESTMENT INCOME (LOSS)                                (163,429)       (324,037)    (17,554)         517,780      811,999
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                2,614,030       3,259,233     178,829          340,777     (343,983)
  o Dividends from net realized gain on
    investments                                            1,236,576         357,259     227,099        2,793,458           --
--------------------------------------------------------- ----------    ------------   ---------      -----------  -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                    3,850,606       3,616,492     405,928        3,134,235     (343,983)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                             (4,534,319)    (13,640,957)   (454,266)      (4,010,122)     983,838
--------------------------------------------------------- ----------    ------------   ---------      -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $ (847,142)   $(10,348,502)  $ (65,892)     $  (358,107)  $1,451,854
========================================================= ==========    ============   =========      ===========   ==========


                                                          ING VP                       ING VP
                                                          Growth        ING VP         Index Plus
                                                          and Income    Growth         Large Cap
                                                          Subaccount    Subaccount     Subaccount
--------------------------------------------------------- -----------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                      $ 10,914,056  $     7        $   140,255
  o Mortality and expense guarantees                        (1,573,702)    (292)          (184,673)
                                                          ------------  -------        -----------
NET INVESTMENT INCOME (LOSS)                                 9,340,354     (285)           (44,418)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                 (2,198,685)   5,540            909,168
  o Dividends from net realized gain on
    investments                                              6,955,889      322          2,137,160
--------------------------------------------------------- ------------  -------        -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                      4,757,204    5,862          3,046,328
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                              (33,395,142)  (6,624)        (5,005,196)
--------------------------------------------------------- ------------  -------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $(19,297,584) $(1,047)       $(2,003,286)
========================================================= ============  =======        ===========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEAR ENDED DECEMBER 31, 2000

                                                                                                 ING VP        ING VP
                                                                      ING VP        ING VP       Strategic     Strategic
                                                                      Money         Small        Allocation    Allocation
                                                                      Market        Company      Balanced      Growth
                                                                      Subaccount    Subaccount   Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                                  $1,631,888    $   735      $ 24,405      $ 13,600
  o Mortality and expense guarantees                                    (390,772)    (8,264)      (19,442)      (31,515)
                                                                      ----------    -------      --------      --------
NET INVESTMENT INCOME (LOSS)                                           1,241,116     (7,529)        4,963       (17,915)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                              874,854     36,900        32,280         7,557
  o Dividends from net realized gain on investments                           --     48,481        13,737        25,038
--------------------------------------------------------------------- ----------    -------      --------      --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                  874,854     85,381        46,017        32,595
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                            (55,927)   (60,685)      (59,310)      (72,924)
--------------------------------------------------------------------- ----------    -------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          $2,060,043    $17,167      $ (8,330)     $(58,244)
===================================================================== ==========    =======      ========      ========

                                                                                                 Janus
                                                                      ING VP                     Aspen         Janus
                                                                      Strategic     ING VP       Series        Aspen
                                                                      Allocation    Value        Aggressive    Series
                                                                      Income        Opportunity  Growth        Balanced
                                                                      Subaccount    Subaccount   Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income                                  $10,838       $   207      $  3,337,939  $ 1,329,462
  o Mortality and expense guarantees                                  (11,331)       (1,380)         (581,012)    (227,375)
                                                                      -------       -------      ------------  -----------
NET INVESTMENT INCOME (LOSS)                                             (493)       (1,173)        2,756,927    1,102,087
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments                             3,912           416        (9,274,566)     889,668
  o Dividends from net realized gain on investments                    14,135        20,931         3,359,551    1,373,996
--------------------------------------------------------------------- -------       -------      ------------  -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                18,047        21,347        (5,915,015)   2,263,664
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                                          29,051        (8,085)      (18,330,851)  (4,160,802)
--------------------------------------------------------------------- -------       -------      ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          $46,605       $12,089      $(21,488,939) $  (795,051)
===================================================================== =======       =======      ============= ===========

                                                Janus
                                                Aspen         Janus        Janus Aspen
                                                Series        Aspen        Series         MFS VIT     MFS VIT      Oppenheimer
                                                Flexible      Series       Worldwide      Strategic   Total        Aggressive
                                                Income        Growth       Growth         Income      Return       Growth
                                                Subaccount    Subaccount   Subaccount     Subaccount  Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income            $29,269      $   958,311   $  1,322,827   $ 96        $   76       $      --
  o Mortality and expense guarantees             (4,563)        (374,413)      (664,457)   (18)         (111)         (9,415)
                                                -------      -----------   ------------   ----        ------       ---------
NET INVESTMENT INCOME (LOSS)                     24,706          583,898        658,370     78           (35)         (9,415)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments        (770)       4,588,728     11,504,426     --         1,646           7,978
  o Dividends from net realized gain on
    investments                                      --        2,249,069      4,331,572     --            73          32,650
----------------------------------------------- -------      -----------   -------------   ---        ------       ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS            (770)       6,837,797     15,835,998     --         1,719          40,628
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                       740      (13,684,101)   (26,745,996)     2         1,616        (165,890)
----------------------------------------------- -------      -----------   ------------   ----        ------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $24,676      $(6,262,406)  $(10,251,628) $  80        $3,300       $(134,677)
=============================================== =======      ===========   ============  =====        ======       =========


                                                             Oppenheimer
                                                             Main
                                                Oppenheimer  Street        Oppenheimer
                                                Global       Growth &      Strategic
                                                Securities   Income        Bond
                                                Subaccount   Subaccount    Subaccount
----------------------------------------------- --------------------------------------
YEAR ENDED DECEMBER 31, 2000
NET INVESTMENT INCOME (LOSS):
  o Dividends from investment income            $  2,396     $  1,650      $112,010
  o Mortality and expense guarantees             (13,082)      (3,481)      (12,281)
                                                --------     --------      --------
NET INVESTMENT INCOME (LOSS)                     (10,686)      (1,831)       99,729
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  o Net realized gain (loss) on investments       22,171       (1,110)       (4,978)
  o Dividends from net realized gain on
    investments                                  133,913       21,782            --
----------------------------------------------- --------     --------      --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS          156,084       20,672        (4,978)
NET CHANGE IN UNREALIZED APPRECIATION OR
  DEPRECIATION ON INVESTMENTS                   (188,420)     (54,859)      (69,989)
----------------------------------------------- --------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $(43,022)    $(36,018)     $ 24,762
=============================================== ========     ========      ========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2000, 2001 AND 2002



                                                            Fidelity VIP     Fidelity VIP    Fidelity VIP     Fidelity VIP
                                                            Asset Manager    Contrafund      Equity-Income    Growth
                                                            Subaccount       Subaccount      Subaccount       Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                $ 1,733,346     $29,054,986      $31,722,779       $20,360,310
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  45,508        (148,159)         260,838          (157,185)
  o Net realized gain (loss) on investments                       90,547       5,424,850        1,869,850         4,159,034
  o Net change in unrealized appreciation or
    depreciation on investments                                 (150,800)     (7,098,779)        (204,255)       (5,674,088)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     (14,745)     (1,822,088)       1,926,433        (1,672,239)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                        194,601       3,804,179        4,257,259           915,860
  o Participant withdrawals                                   (1,320,080)     (7,685,159)      (6,844,319)       (6,023,651)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                           (1,125,479)     (3,880,980)      (2,587,060)       (5,107,791)
----------------------------------------------------------   -----------     -----------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,140,224)     (5,703,068)        (660,627)       (6,780,030)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET ASSETS AT DECEMBER 31, 2000                                  593,122      23,351,918       31,062,152        13,580,280
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  18,305         (29,284)         214,426          (113,580)
  o Net realized gain (loss) on investments                      (13,135)     (5,008,079)      (1,507,133)          536,866
  o Net change in unrealized appreciation or
    depreciation on investments                                  (32,933)      2,147,032         (765,927)       (3,018,863)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     (27,763)     (2,890,331)      (2,058,634)       (2,595,577)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                        232,343       3,726,482        7,759,386         1,427,726
  o Participant withdrawals                                     (276,327)     (3,853,091)      (4,907,458)       (1,073,401)
----------------------------------------------------------   -----------     -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                              (43,984)       (126,609)       2,851,928           354,325
----------------------------------------------------------   -----------     -----------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (71,747)     (3,016,940)         793,294        (2,241,252)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET ASSETS AT DECEMBER 31, 2001                                  521,375      20,334,978       31,855,446        11,339,028
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  11,032         (29,480)         190,828           (71,517)
  o Net realized gain (loss) on investments                      (74,631)     (1,153,418)      (2,262,139)         (354,580)
  o Net change in unrealized appreciation or
    depreciation on investments                                  (28,045)     (1,084,546)      (2,977,718)       (3,134,215)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     (91,644)     (2,267,444)      (5,049,029)       (3,560,312)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                        512,484       3,208,342        2,215,589           644,820
  o Participant withdrawals                                      (41,638)     (3,688,668)      (6,118,360)         (347,248)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                              470,846        (480,326)      (3,902,771)          297,572
----------------------------------------------------------   -----------     -----------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          379,202      (2,747,770)      (8,951,800)       (3,262,740)
----------------------------------------------------------   -----------     -----------      -----------       -----------
NET ASSETS AT DECEMBER 31, 2002                              $   900,577     $17,587,208      $22,903,646       $ 8,076,288
==========================================================   ===========     ===========      ===========       ===========
See accompanying notes.

                                                                                             ING Partners
                                                            Fidelity         Fidelity        JPMorgan         ING Partners
                                                            VIP              VIP             Fleming          MFS Capital
                                                            High Income      Overseas        International    Opportunities
                                                            Subaccount       Subaccount      Subaccount       Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                $ 1,078,868     $ 4,536,234     $24,458,534      $ 2,928,730
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  53,513          24,177        (126,534)         (35,643)
  o Net realized gain (loss) on investments                     (118,073)        563,225        (326,787)         723,844
  o Net change in unrealized appreciation or
    depreciation on investments                                 (122,203)     (1,372,170)     (2,307,772)      (1,111,836)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    (186,763)       (784,768)     (2,761,093)        (423,635)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                        127,476         132,302       3,069,692        1,942,136
  o Participant withdrawals                                     (539,272)       (933,820)     (6,135,899)        (947,836)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                             (411,796)       (801,518)     (3,066,207)         994,300
----------------------------------------------------------   -----------     -----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (598,559)     (1,586,286)     (5,827,300)         570,665
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET ASSETS AT DECEMBER 31, 2000                                  480,309       2,949,948      18,631,234        3,499,395
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  52,934         112,565        (105,720)         (26,829)
  o Net realized gain (loss) on investments                      (50,859)        162,553      (3,581,516)        (102,883)
  o Net change in unrealized appreciation or
    depreciation on investments                                  (62,291)       (926,096)       (173,988)        (795,911)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     (60,216)       (650,978)     (3,861,224)        (925,623)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                        501,619         148,934       3,310,328          613,307
  o Participant withdrawals                                     (550,694)       (380,399)     (5,959,510)        (383,967)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                              (49,075)       (231,465)     (2,649,182)         229,340
----------------------------------------------------------   -----------     -----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (109,291)       (882,443)     (6,510,406)        (696,283)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET ASSETS AT DECEMBER 31, 2001                                  371,018       2,067,505      12,120,828        2,803,112
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  34,457          (2,740)        (36,788)         (18,641)
  o Net realized gain (loss) on investments                      (77,455)       (177,523)        507,779       (1,383,473)
  o Net change in unrealized appreciation or
    depreciation on investments                                   50,008        (220,942)       (114,636)         646,777
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                       7,010        (401,205)        356,355         (755,337)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                            (10)             (9)      5,572,310          401,290
  o Participant withdrawals                                      (46,755)       (301,181)     (2,250,514)        (901,047)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                              (46,765)       (301,190)      3,321,796         (499,757)
----------------------------------------------------------   -----------     -----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (39,755)       (702,395)      3,678,151       (1,255,094)
----------------------------------------------------------   -----------     -----------     -----------      -----------
NET ASSETS AT DECEMBER 31, 2002                              $   331,263     $ 1,365,110     $15,798,979      $ 1,548,018
==========================================================   ===========     ===========     ===========      ===========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEARS ENDED DECEMBER 31, 2000, 2001 AND 2002

                                                                             ING Partners
                                                                             Salomon
                                                                             Brothers        ING Partners
                                                            ING Partners     Aggressive      T. Rowe Price    ING VP
                                                            MFS Research     Growth          Growth Equity    Balanced
                                                            Subaccount       Subaccount      Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                               $15,901,444      $ 34,741,713     $2,405,261      $28,661,711
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                               (163,429)         (324,037)       (17,554)         517,780
  o Net realized gain (loss) on investments                   3,850,606         3,616,492        405,928        3,134,235
  o Net change in unrealized appreciation or
    depreciation on investments                              (4,534,319)      (13,640,957)      (454,266)      (4,010,122)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   (847,142)      (10,348,502)       (65,892)        (358,107)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     3,310,835         5,188,520      1,056,511        4,709,599
  o Participant withdrawals                                  (2,038,319)       (3,999,996)      (352,167)      (8,133,255)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                           1,272,516         1,188,524        704,344       (3,423,656)
----------------------------------------------------------  -----------      ------------    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         425,374        (9,159,978)       638,452       (3,781,763)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET ASSETS AT DECEMBER 31, 2000                              16,326,818        25,581,735      3,043,713       24,879,948
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                               (133,359)         (205,820)       (21,844)         269,518
  o Net realized gain (loss) on investments                  (4,377,438)      (14,619,520)       311,795         (379,744)
  o Net change in unrealized appreciation or
    depreciation on investments                                 969,929         8,673,510       (658,158)      (1,207,552)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 (3,540,868)       (6,151,830)      (368,207)      (1,317,778)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     2,544,191         3,707,482        571,556        3,987,883
  o Participant withdrawals                                  (2,620,810)       (4,172,546)      (319,363)      (5,494,195)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                             (76,619)         (465,064)       252,193       (1,506,312)
----------------------------------------------------------  -----------      ------------    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (3,617,487)       (6,616,894)      (116,014)      (2,824,090)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET ASSETS AT DECEMBER 31, 2001                              12,709,331        18,964,841      2,927,699       22,055,858
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                (72,774)         (131,493)       (18,049)           8,547
  o Net realized gain (loss) on investments                  (1,703,346)       (2,271,385)      (871,197)      (1,398,805)
  o Net change in unrealized appreciation or
    depreciation on investments                                (816,204)       (3,807,990)       151,647         (973,532)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 (2,592,324)       (6,210,868)      (737,599)      (2,363,790)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     1,403,406         2,169,052        712,741        3,353,224
  o Participant withdrawals                                  (4,721,805)       (5,051,458)      (447,308)      (4,825,180)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (3,318,399)       (2,882,406)       265,433       (1,471,956)
----------------------------------------------------------  -----------      ------------    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (5,910,723)       (9,093,274)      (472,166)      (3,835,746)
----------------------------------------------------------  -----------      ------------    -----------      -----------
NET ASSETS AT DECEMBER 31, 2002                             $ 6,798,608      $  9,871,567     $2,455,533      $18,220,112
==========================================================  ===========      ============    ===========      ===========

See accompanying notes.




                                                                             ING VP                           ING VP
                                                            ING VP           Growth          ING VP           Index Plus
                                                            Bond             and Income      Growth           Large Cap
                                                            Subaccount       Subaccount      Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                               $19,297,688      $172,252,616    $ 58,067         $20,548,071
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                811,999         9,340,354        (285)            (44,418)
  o Net realized gain (loss) on investments                    (343,983)        4,757,204       5,862           3,046,328
  o Net change in unrealized appreciation or
    depreciation on investments                                 983,838       (33,395,142)     (6,624)         (5,005,196)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  1,451,854       (19,297,584)     (1,047)         (2,003,286)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     3,884,128        15,635,030         517           3,864,513
  o Participant withdrawals                                  (5,359,192)      (25,040,709)    (41,681)         (4,794,597)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (1,475,064)       (9,405,679)    (41,164)           (930,084)
----------------------------------------------------------  -----------      ------------    --------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (23,210)      (28,703,263)    (42,211)         (2,933,370)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET ASSETS AT DECEMBER 31, 2000                              19,274,478       143,549,353      15,856          17,614,701
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                776,906          (388,626)       (127)             (1,309)
  o Net realized gain (loss) on investments                     113,130        (9,858,334)     (7,119)         (4,693,256)
  o Net change in unrealized appreciation or
    depreciation on investments                                 552,396       (17,048,211)       (235)          2,368,783
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  1,442,432       (27,295,171)     (7,481)         (2,325,782)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     3,645,057        12,712,908      42,349           2,368,645
  o Participant withdrawals                                  (2,710,205)      (17,919,440)    (39,494)         (2,983,611)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                             934,852        (5,206,532)      2,855            (614,966)
----------------------------------------------------------  -----------      ------------    --------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       2,377,284       (32,501,703)     (4,626)         (2,940,748)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET ASSETS AT DECEMBER 31, 2001                              21,651,762       111,047,650      11,230          14,673,953
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                340,974           (74,852)        (91)            (92,454)
  o Net realized gain (loss) on investments                     169,867       (12,518,151)       (785)         (3,846,171)
  o Net change in unrealized appreciation or
    depreciation on investments                                 666,764       (14,239,360)     (2,399)            615,215
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  1,177,605       (26,832,363)     (3,275)         (3,323,410)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     1,773,052        10,318,522          (4)          2,268,210
  o Participant withdrawals                                  (7,496,939)      (19,315,072)       (713)         (1,456,053)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (5,723,887)       (8,996,550)       (717)            812,157
----------------------------------------------------------  -----------      ------------    --------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,546,282)       (35,828,913)     (3,992)         (2,511,253)
----------------------------------------------------------  -----------      ------------    --------         -----------
NET ASSETS AT DECEMBER 31, 2002                             $17,105,480      $ 75,218,737     $ 7,238         $12,162,700
==========================================================  ===========      ============    ========         ===========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEARS ENDED DECEMBER 31, 2000, 2001 AND 2002

                                                                                             ING VP           ING VP
                                                                             ING VP          Strategic        Strategic
                                                            ING VP           Small           Allocation       Allocation
                                                            Money Market     Company         Balanced         Growth
                                                            Subaccount       Subaccount      Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                               $38,443,372      $ 634,048       $2,395,290       $3,136,076
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                              1,241,116         (7,529)           4,963          (17,915)
  o Net realized gain (loss) on investments                     874,854         85,381           46,017           32,595
  o Net change in unrealized appreciation or
    depreciation on investments                                 (55,927)       (60,685)         (59,310)         (72,924)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  2,060,043         17,167           (8,330)         (58,244)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                    15,530,566        190,552          290,216          640,320
  o Participant withdrawals                                  (8,906,083)      (172,292)      (1,238,025)        (451,562)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                           6,624,483         18,260         (947,809)         188,758
----------------------------------------------------------  -----------      ---------       ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       8,684,526         35,427         (956,139)         130,514
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET ASSETS AT DECEMBER 31, 2000                              47,127,898        669,475        1,439,151        3,266,590
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                              1,879,458         (1,139)          22,643           21,601
  o Net realized gain (loss) on investments                    (608,681)        82,537           (5,860)         (38,220)
  o Net change in unrealized appreciation or
    depreciation on investments                                 (62,866)       (65,203)        (128,024)        (395,025)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  1,207,911         16,195         (111,241)        (411,644)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                     9,355,506        327,444          244,697          491,440
  o Participant withdrawals                                 (13,406,756)      (461,818)        (258,046)        (457,304)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (4,051,250)      (134,374)         (13,349)          34,136
----------------------------------------------------------  -----------      ---------       ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (2,843,339)      (118,179)        (124,590)        (377,508)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET ASSETS AT DECEMBER 31, 2001                              44,284,559        551,296        1,314,561        2,889,082
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                              1,179,726         (2,665)          18,086           23,264
  o Net realized gain (loss) on investments                    (842,824)       (14,184)         (28,106)        (135,372)
  o Net change in unrealized appreciation or
    depreciation on investments                                 (38,736)      (120,698)        (116,247)        (348,866)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    298,166       (137,547)        (126,267)        (460,974)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                    10,026,302         47,783          223,952          553,371
  o Participant withdrawals                                 (11,518,921)       (26,804)        (328,655)        (276,295)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (1,492,619)        20,979         (104,703)         277,076
----------------------------------------------------------  -----------      ---------       ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (1,194,453)      (116,568)        (230,970)        (183,898)
----------------------------------------------------------  -----------      ---------       ----------       ----------
NET ASSETS AT DECEMBER 31, 2002                             $43,090,106      $ 434,728       $1,083,591       $2,705,184
==========================================================  ===========      =========       ==========       ==========
See accompanying notes.



                                                            ING VP                           Janus
                                                            Strategic        ING VP          Aspen Series     Janus
                                                            Allocation       Value           Aggressive       Aspen Series
                                                            Income           Opportunity     Growth           Balanced
                                                            Subaccount       Subaccount      Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                               $1,115,594       $ 135,120       $ 57,461,476      $22,353,327
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                  (493)         (1,173)         2,756,927        1,102,087
  o Net realized gain (loss) on investments                     18,047          21,347         (5,915,015)       2,263,664
  o Net change in unrealized appreciation or
    depreciation on investments                                 29,051          (8,085)       (18,330,851)      (4,160,802)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    46,605          12,089        (21,488,939)        (795,051)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                      252,614           3,484         10,041,137        5,099,656
  o Participant withdrawals                                    (95,823)         (9,219)       (10,324,030)      (3,462,575)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                            156,791          (5,735)          (282,893)       1,637,081
----------------------------------------------------------  ----------       ---------       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        203,396           6,354        (21,771,832)         842,030
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET ASSETS AT DECEMBER 31, 2000                              1,318,990         141,474         35,689,644       23,195,357
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                43,619          (2,775)          (255,807)         346,292
  o Net realized gain (loss) on investments                      3,062          22,380        (20,932,980)         500,361
  o Net change in unrealized appreciation or
    depreciation on investments                               (101,236)        (83,335)         6,579,267       (1,973,991)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   (54,555)        (63,730)       (14,609,520)      (1,127,338)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                      436,158         533,591          4,418,178        3,467,299
  o Participant withdrawals                                   (147,886)        (62,970)        (4,570,993)      (5,087,662)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                            288,272         470,621           (152,815)      (1,620,363)
----------------------------------------------------------  ----------       ---------       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        233,717         406,891        (14,762,335)      (2,747,701)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET ASSETS AT DECEMBER 31, 2001                              1,552,707         548,365         20,927,309       20,447,656
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                                33,768          (2,821)          (163,267)         279,614
  o Net realized gain (loss) on investments                    (28,467)        (22,966)        (5,702,815)        (722,141)
  o Net change in unrealized appreciation or
    depreciation on investments                                (80,240)       (132,564)          (408,145)      (1,084,375)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   (74,939)       (158,351)        (6,274,227)      (1,526,902)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                      248,072          80,994          2,892,060        2,545,683
  o Participant withdrawals                                   (350,217)        (34,972)        (3,660,320)      (4,139,516)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                           (102,145)         46,022           (768,260)      (1,593,833)
----------------------------------------------------------  ----------       ---------       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (177,084)       (112,329)        (7,042,487)      (3,120,735)
----------------------------------------------------------  ----------       ---------       ------------     ------------
NET ASSETS AT DECEMBER 31, 2002                             $1,375,623       $ 436,036       $ 13,884,822      $17,326,921
==========================================================  ==========       =========       ============     ============

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

YEARS ENDED DECEMBER 31, 2000, 2001 AND 2002

                                                          Janus                           Janus
                                                          Aspen                           Aspen
                                                          Series         Janus            Series         MFS VIT        MFS VIT
                                                          Flexible       Aspen Series     Worldwide      Strategic      Total
                                                          Income         Growth           Growth         Income         Return
                                                          Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                            $  68,267       $ 34,242,981     $ 65,986,620   $  1,984       $ 11,344
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                            24,706            583,898          658,370         78            (35)
  o Net realized gain (loss) on investments                   (770)         6,837,797       15,835,998         --          1,719
  o Net change in unrealized appreciation or
    depreciation on investments                                740        (13,684,101)     (26,745,996)         2          1,616
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                24,676         (6,262,406)     (10,251,628)        80          3,300
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                  520,978         10,405,822        9,499,951         --         28,873
  o Participant withdrawals                               (174,389)        (8,578,152)     (11,956,274)        18        (12,376)
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                        346,589          1,827,670       (2,456,323)        18         16,497
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    371,265         (4,434,736)     (12,707,951)        98         19,797
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET ASSETS AT DECEMBER 31, 2000                            439,532         29,808,245       53,278,669      2,082         31,141
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                            43,677           (221,236)        (219,591)      (162)           377
  o Net realized gain (loss) on investments                  3,790         (6,658,729)     (21,337,791)        79          1,300
  o Net change in unrealized appreciation or
    depreciation on investments                              1,201           (533,583)      9,487,584        (786)        (2,108)
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                48,668         (7,413,548)     (12,069,798)      (869)          (431)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                1,077,478          3,675,397        6,314,718    204,070         154,719
  o Participant withdrawals                               (579,001)        (5,036,553)      (6,260,575)        --         (40,385)
-------------------------------------------------------  ---------       ------------     ------------   --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM UNIT TRANSACTIONS                         498,477         (1,361,156)          54,143    204,070        114,334
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    547,145         (8,774,704)     (12,015,655)   203,201        113,903
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET ASSETS AT DECEMBER 31, 2001                            986,677         21,033,541       41,263,014    205,283        145,044
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                            34,688           (169,939)         (27,269)     5,114            895
  o Net realized gain (loss) on investments                 11,166         (9,896,639)      (7,237,585)       210            461
  o Net change in unrealized appreciation or
    depreciation on investments                             41,578          4,340,701       (2,632,872)    14,358        (14,928)
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                87,432         (5,725,877)      (9,897,726)    19,682        (13,572)
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                   43,348          2,681,863        3,740,564    118,875        113,541
  o Participant withdrawals                               (125,303)        (4,029,217)      (7,796,516)   (11,221)        (9,071)
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                        (81,955)        (1,347,354)      (4,055,952)   107,654        104,470
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      5,477         (7,073,231)     (13,953,678)   127,336         90,898
-------------------------------------------------------  ---------       ------------     ------------   --------       --------
NET ASSETS AT DECEMBER 31, 2002                          $ 992,154       $ 13,960,310     $ 27,309,336   $332,619       $235,942
=======================================================  =========       ============     ============   ========       ========

See accompanying notes.


                                                                                            Oppenheimer
                                                         Oppenheimer       Oppenheimer      Main Street       Oppenheimer
                                                         Aggressive        Global           Growth &          Strategic
                                                         Growth            Securities       Income            Bond
                                                         Subaccount        Subaccount       Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                            $ 738,203         $  645,319       $ 312,661         $1,313,094
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                            (9,415)           (10,686)         (1,831)            99,729
  o Net realized gain (loss) on investments                 40,628            156,084          20,672             (4,978)
  o Net change in unrealized appreciation or
    depreciation on investments                           (165,890)          (188,420)        (54,859)           (69,989)
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              (134,677)           (43,022)        (36,018)            24,762
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                  189,076          1,672,560         158,716            445,872
  o Participant withdrawals                                (19,850)          (293,153)        (44,666)          (216,514)
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                        169,226          1,379,407         114,050            229,358
-------------------------------------------------------  ---------         ----------       ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     34,549          1,336,385          78,032            254,120
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET ASSETS AT DECEMBER 31, 2000                            772,752          1,981,704         390,693          1,567,214
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                               124             (7,591)             69             26,278
  o Net realized gain (loss) on investments                 (7,756)          (376,671)        (68,866)            29,908
  o Net change in unrealized appreciation or
    depreciation on investments                           (253,531)           117,147          47,590             11,542
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              (261,163)          (267,115)        (21,207)            67,728
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                   85,080            641,009           2,031            331,271
  o Participant withdrawals                               (167,410)          (333,534)       (369,690)          (163,294)
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM UNIT TRANSACTIONS                         (82,330)           307,475        (367,659)           167,977
-------------------------------------------------------  ---------         ----------       ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (343,493)            40,360        (388,866)           235,705
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET ASSETS AT DECEMBER 31, 2001                            429,259          2,022,064           1,827          1,802,919
CHANGES FROM OPERATIONS:
  o Net investment income (loss)                            (2,063)           (11,472)             (1)           120,276
  o Net realized gain (loss) on investments               (155,918)          (295,368)          1,539            (54,296)
  o Net change in unrealized appreciation or
    depreciation on
     investments                                            (5,546)          (359,229)         (1,855)            54,287
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              (163,527)          (666,069)           (317)           120,267
CHANGE FROM UNIT TRANSACTIONS:
  o Participant purchases                                  200,631          1,243,008              (5)           375,031
  o Participant withdrawals                                (13,501)          (278,666)         (1,505)          (188,965)
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                        187,130            964,342          (1,510)           186,066
-------------------------------------------------------  ---------         ----------       ---------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     23,603            298,273          (1,827)           306,333
-------------------------------------------------------  ---------         ----------       ---------         ----------
NET ASSETS AT DECEMBER 31, 2002                          $ 452,862         $2,320,337       $      --         $2,109,252
=======================================================  =========         ==========       =========         ==========

See accompanying notes.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACCOUNT INFORMATION
    Variable Life B of ING Life Insurance and Annuity Company (the "Account"), formerly known as Variable Life B of Aetna Life Insurance and Annuity Company, is a separate account established by ING Life Insurance and Annuity Company (the "Company"), formerly known as Aetna Life Insurance and Annuity Company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.
         o Aetna Vest
         o Aetna Vest II
         o Aetna Vest Plus
         o Aetna Vest Estate Protector
         o Aetna Vest Estate Protector II
         o Corporate Specialty Market
         o Corporate Specialty Market II

    Effective October 1, 1998, the Company contracted the administrative servicing obligations of its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by the Company. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of the Company.

    During 2000, the Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

    A. VALUATION OF INVESTMENTS:
    Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2002:

    Fidelity Variable Insurance Products Fund (Fidelity VIP):    Janus Aspen Series:
      Fidelity VIP Asset Manager Portfolio                         Janus Aspen Series Aggressive Growth Portfolio
      Fidelity VIP Contrafund Portfolio                            Janus Aspen Series Balanced Portfolio
      Fidelity VIP Equity-Income Portfolio                         Janus Aspen Series Flexible Income Portfolio
      Fidelity VIP Growth Portfolio                                Janus Aspen Series Growth Portfolio
      Fidelity VIP High Income Portfolio                           Janus Aspen Series Worldwide Growth Portfolio
      Fidelity VIP Overseas Portfolio

    ING Partners Inc. (ING Partners)*:                           MFS Variable Insurance Trust (MFS VIT):
      ING Partners JPMorgan Fleming International Portfolio        MFS VIT Strategic Income Series
      ING Partners MFS Capital Opportunities Portfolio             MFS VIT Total Return Series
      ING Partners MFS Research Portfolio
      ING Partners Salomon Brothers Aggressive Growth
       Portfolio
      ING Partners T. Rowe Price Growth Equity Portfolio

    ING Funds (ING VP)*:                                         Oppenheimer Funds (Oppenheimer):
      ING VP Balanced Portfolio                                    Oppenheimer Aggressive Growth Fund
      ING VP Bond Portfolio                                        Oppenheimer Global Securities Fund
      ING VP Growth and Income Portfolio                           Oppenheimer Main Street Growth & Income Fund
      ING VP Growth Portfolio                                      Oppenheimer Strategic Bond Fund
      ING VP Index Plus Large Cap Portfolio
      ING VP Money Market Portfolio
      ING VP Small Company Portfolio
      ING VP Strategic Allocation Balanced Portfolio
      ING VP Strategic Allocation Growth Portfolio
      ING VP Strategic Allocation Income Portfolio
      ING VP Value Opportunity Portfolio

    * -- Denotes an affiliate of ING Life Insurance and Annuity Company.

    B. OTHER
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    C. FEDERAL INCOME TAXES
    The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

    The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

    The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

    The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

    Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

    The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

    DIVIDEND INCOME
    On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain (loss) on investments is included in net change in unrealized appreciation or depreciation on investments in the Statements of Operations and Changes in Net Assets of the Account.

3.  CONDENSED FINANCIAL INFORMATION
    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (1)  Income Ratio (2)
  ----------------------------------------------------------------------------------------------------------------------------------
  FIDELITY VIP ASSET MANAGER PORTFOLIO:                                                                                    2.32%
    Corporate Specialty Market (1.00% Fee Rate)          $ 16.25   $14.68         61,346   $  900,577     -9.64%
  FIDELITY VIP CONTRAFUND PORTFOLIO:                                                                                       0.81%
    Aetna Vest (1.00% Fee Rate)                            18.01    16.17         71,961    1,163,261    -10.25%
    Aetna Vest II (1.00% Fee Rate)                         18.01    16.17         30,527      493,466    -10.25%
    Aetna Vest Plus (1.00% Fee Rate)                       18.01    16.17        639,653   10,340,018    -10.25%
    Aetna Vest Estate Protector (.85% Fee Rate)            18.17    16.33         81,452    1,330,082    -10.12%
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.40    11.17        192,518    2,149,781     -9.94%
    Corporate Specialty Market (1.00% Fee Rate)            19.37    17.39        107,136    1,862,950    -10.25%
    Corporate Specialty Market II (.70% Fee Rate)          12.37    11.14         22,232      247,650     -9.98%
  FIDELITY VIP EQUITY-INCOME PORTFOLIO:                                                                                    1.70%
    Aetna Vest (1.00% Fee Rate)                            16.20    13.32         36,210      482,412    -17.77%
    Aetna Vest II (1.00% Fee Rate)                         16.20    13.32         11,920      158,810    -17.77%
    Aetna Vest Plus (1.00% Fee Rate)                       16.20    13.32        763,665   10,173,922    -17.77%
    Aetna Vest Estate Protector (.85% Fee Rate)            16.34    13.46        149,694    2,014,622    -17.65%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.53     9.52        199,081    1,894,449    -17.49%
    Corporate Specialty Market (1.00% Fee Rate)            18.65    15.33        533,489    8,179,431    -17.77%
  FIDELITY VIP GROWTH PORTFOLIO:                                                                                           0.25%
    Corporate Specialty Market (1.00% Fee Rate)            18.58    12.86        628,147    8,076,288    -30.80%
  FIDELITY VIP HIGH INCOME PORTFOLIO:                                                                                     11.16%
    Corporate Specialty Market (1.00% Fee Rate)             6.88     7.05         46,981      331,263      2.41%
  FIDELITY VIP OVERSEAS PORTFOLIO:                                                                                         0.84%
    Corporate Specialty Market (1.00% Fee Rate)            12.23     9.65        141,412    1,365,110    -21.07%
  ING PARTNERS JPMORGAN FLEMING INTERNATIONAL PORTFOLIO:                                                                   0.69%
    Aetna Vest (1.00% Fee Rate)                            16.71    13.59         85,008    1,155,674    -18.65%
    Aetna Vest II (1.00% Fee Rate)                         16.61    13.51         27,849      376,270    -18.65%
    Aetna Vest Plus (1.00% Fee Rate)                       16.52    13.44        899,848   12,090,262    -18.65%
    Aetna Vest Estate Protector (.85% Fee Rate)            12.62    10.28         47,541      488,707    -18.53%
    Aetna Vest Estate Protector II (.65% Fee Rate)         10.22     8.34         71,933      600,204    -18.37%
    Corporate Specialty Market (1.00% Fee Rate)            13.84    11.26         96,598    1,087,862    -18.65%

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (1)  Income Ratio (2)
  ----------------------------------------------------------------------------------------------------------------------------------
  ING PARTNERS MFS CAPITAL OPPORTUNITIES PORTFOLIO:                                                                          --
    Aetna Vest (1.00% Fee Rate)                           $11.69  $  8.08         12,750   $  103,016    -30.86%
    Aetna Vest II (1.00% Fee Rate)                         11.69     8.08          2,471       19,964    -30.86%
    Aetna Vest Plus (1.00% Fee Rate)                       11.69     8.08        126,954    1,025,738    -30.86%
    Aetna Vest Estate Protector (.85% Fee Rate)            11.75     8.14          8,768       71,357    -30.75%
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.11     8.40         39,028      327,943    -30.62%
  ING PARTNERS MFS RESEARCH PORTFOLIO:                                                                                     0.18%
    Aetna Vest (1.00% Fee Rate)                            13.34     9.92         42,922      425,760    -25.64%
    Aetna Vest II(1.00% Fee Rate)                          13.40     9.96         21,820      217,407    -25.64%
    Aetna Vest Plus (1.00% Fee Rate)                       13.22     9.83        458,771    4,508,733    -25.64%
    Aetna Vest Estate Protector (.85% Fee Rate)            10.20     7.60         34,161      259,456    -25.53%
    Aetna Vest Estate Protector II (.65% Fee Rate)         10.59     7.90         54,381      429,658    -25.38%
    Corporate Specialty Market (1.00% Fee Rate)            12.09     8.99        106,526      957,594    -25.64%
  ING PARTNERS SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO:                                                                 --
    Aetna Vest (1.00% Fee Rate)                            17.38    11.13         45,585      507,377    -35.95%
    Aetna Vest II (1.00% Fee Rate)                         17.38    11.13         19,616      218,347    -35.95%
    Aetna Vest Plus (1.00% Fee Rate)                       17.37    11.13        557,435    6,201,632    -35.95%
    Aetna Vest Estate Protector (.85% Fee Rate)            10.89     6.98         88,567      618,585    -35.85%
    Aetna Vest Estate Protector II (.65% Fee Rate)          9.12     5.86         42,046      246,554    -35.73%
    Corporate Specialty Market (1.00% Fee Rate)            14.29     9.16        227,090    2,079,072    -35.95%
  ING PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO:                                                                      0.20%
    Aetna Vest (1.00% Fee Rate)                            12.29     9.34         16,456      153,635    -24.06%
    Aetna Vest II (1.00% Fee Rate)                         12.29     9.34          6,044       56,420    -24.06%
    Aetna Vest Plus (1.00% Fee Rate)                       12.29     9.34        145,319    1,356,748    -24.06%
    Aetna Vest Estate Protector (.85% Fee Rate)            12.37     9.40          5,398       50,762    -23.94%
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.75     9.71         82,270      799,172    -23.79%
    Corporate Specialty Market (1.00% Fee Rate)            13.37    10.16          3,820       38,796    -24.05%
  ING VP BALANCED PORTFOLIO:                                                                                               1.02%
    Aetna Vest (.95% Fee Rate)                             25.93    23.04         65,146    1,500,793    -11.16%
    Aetna Vest II(1.00% Fee Rate)                          26.16    23.23        145,006    3,368,190    -11.20%
    Aetna Vest Plus (1.00% Fee Rate)                       21.94    19.48        481,733    9,384,085    -11.20%
    Aetna Vest Estate Protector (.85% Fee Rate)            16.58    14.74         30,906      455,652    -11.07%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.92    10.62         68,692      729,677    -10.89%
    Corporate Specialty Market (1.00% Fee Rate)            19.10    16.96        164,019    2,781,715    -11.20%
  ING VP BOND PORTFOLIO:                                                                                                   2.88%
    Aetna Vest (1.00% Fee Rate)                            28.81    30.90        167,523    5,176,171      7.26%
    Aetna Vest II (1.00% Fee Rate)                         19.37    20.77         49,677    1,031,998      7.26%
    Aetna Vest Plus (1.00% Fee Rate)                       15.51    16.64        362,536    6,030,847      7.26%
    Aetna Vest Estate Protector (.85% Fee Rate)            13.88    14.91         78,572    1,171,840      7.42%
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.32    13.26         71,785      952,007      7.63%
    Corporate Specialty Market (1.00% Fee Rate)            14.97    16.06        170,813    2,742,617      7.26%
  ING VP GROWTH AND INCOME PORTFOLIO:                                                                                      0.89%
    Aetna Vest (.95% Fee Rate)                             42.25    31.39        857,237   26,909,665    -25.70%
    Aetna Vest II (1.00% Fee Rate)                         23.54    17.48        598,039   10,453,505    -25.74%
    Aetna Vest Plus (1.00% Fee Rate)                       19.78    14.69      1,869,907   27,461,230    -25.74%
    Aetna Vest Estate Protector (.85% Fee Rate)            14.19    10.56        131,229    1,385,353    -25.63%
    Aetna Vest Estate Protector II (.65% Fee Rate)          9.17     6.84        211,888    1,448,548    -25.48%
    Corporate Specialty Market (1.00% Fee Rate)            17.87    13.27        565,910    7,508,456    -25.74%
    Corporate Specialty Market II (.70% Fee Rate)           9.16     6.82          7,622       51,980    -25.52%
  ING VP GROWTH PORTFOLIO:                                                                                                   --
    Corporate Specialty Market (1.00% Fee Rate)            11.08     7.81            925        7,238    -29.50%
  ING VP INDEX PLUS LARGE CAP PORTFOLIO:                                                                                   0.23%
    Aetna Vest (1.00% Fee Rate)                            16.09    12.50         83,083    1,038,442    -22.31%
    Aetna Vest II (1.00% Fee Rate)                         16.09    12.50         24,584      307,276    -22.31%
    Aetna Vest Plus (1.00% Fee Rate)                       16.09    12.50        469,735    5,871,200    -22.31%
    Aetna Vest Estate Protector (.85% Fee Rate)            16.21    12.61         84,399    1,064,535    -22.19%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.83     9.22        242,237    2,233,326    -22.04%
    Corporate Specialty Market (1.00% Fee Rate)            16.09    12.50        116,948    1,461,580    -22.31%
    Corporate Specialty Market II (.70% Fee Rate)          11.80     9.20         20,261      186,341    -22.08%
  ING VP MONEY MARKET PORTFOLIO:                                                                                           3.49%
    Aetna Vest (1.00% Fee Rate)                            20.38    20.50        123,268    2,527,247      0.61%
    Aetna Vest II (1.00% Fee Rate)                         14.90    14.99         37,221      557,794      0.61%
    Aetna Vest Plus (1.00% Fee Rate)                       14.00    14.08        884,270   12,454,224      0.61%
    Aetna Vest Estate Protector (.85% Fee Rate)            12.80    12.90        123,367    1,590,946      0.76%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.86    11.98        208,055    2,492,195      0.96%
    Corporate Specialty Market (1.00% Fee Rate)            13.39    13.47      1,726,586   23,264,751      0.61%
    Corporate Specialty Market II (.70% Fee Rate)          11.84    11.95         16,984      202,949      0.91%
  ING VP SMALL COMPANY PORTFOLIO:                                                                                          0.46%
    Corporate Specialty Market (1.00% Fee Rate)            14.21    10.80         40,240      434,728    -23.99%

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (1)  Income Ratio (2)
  ----------------------------------------------------------------------------------------------------------------------------------
  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO:                                                                          2.47%
    Aetna Vest (.85% Fee Rate)                            $14.09   $12.64          2,302    $  29,087    -10.30%
    Aetna Vest II (1.00% Fee Rate)                         13.99    12.53          4,931       61,775    -10.44%
    Aetna Vest Plus (1.00% Fee Rate)                       13.99    12.53         65,802      824,465    -10.44%
    Aetna Vest Estate Protector (.85% Fee Rate)            14.11    12.66            785        9,940    -10.30%
    Aetna Vest Estate Protector II (.65% Fee Rate)         10.34     9.29         17,036      158,324    -10.12%
  ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO:                                                                            1.78%
    Aetna Vest (.85% Fee Rate)                             14.24    12.17          5,532       67,350    -14.49%
    Aetna Vest II (1.00% Fee Rate)                         14.14    12.07          3,468       41,859    -14.62%
    Aetna Vest Plus (1.00% Fee Rate)                       14.14    12.07        175,845    2,122,660    -14.62%
    Aetna Vest Estate Protector (.85% Fee Rate)            14.26    12.19         25,554      311,609    -14.49%
    Aetna Vest Estate Protector II (.65% Fee Rate)          9.89     8.47         19,081      161,706    -14.32%
  ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO:                                                                            3.23%
    Aetna Vest (.85% Fee Rate)                             14.29    13.55          1,383       18,737     -5.16%
    Aetna Vest II (1.00% Fee Rate)                         14.19    13.44            309        4,153     -5.30%
    Aetna Vest Plus (1.00% Fee Rate)                       14.19    13.44         71,448      960,253     -5.30%
    Aetna Vest Estate Protector (.85% Fee Rate)            14.31    13.58          5,866       79,634     -5.16%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.15    10.60         29,513      312,846     -4.97%
  ING VP VALUE OPPORTUNITY PORTFOLIO:                                                                                      0.44%
    Corporate Specialty Market (1.00% Fee Rate)            14.18    10.39         41,966      436,036    -26.70%
  JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:                                                                            --
    Aetna Vest (1.00% Fee Rate)                            21.63    15.43         69,763    1,076,791    -28.65%
    Aetna Vest II (1.00% Fee Rate)                         21.63    15.43         31,759      490,192    -28.65%
    Aetna Vest Plus (1.00% Fee Rate)                       21.63    15.43        508,824    7,853,630    -28.65%
    Aetna Vest Estate Protector (.85% Fee Rate)            13.22     9.45         78,949      745,749    -28.55%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.73     8.40        115,326      968,964    -28.40%
    Corporate Specialty Market (1.00% Fee Rate)            16.24    11.59        227,333    2,634,133    -28.65%
    Corporate Specialty Market II (.70% Fee Rate)          11.71     8.38         13,763      115,363    -28.44%
  JANUS ASPEN SERIES BALANCED PORTFOLIO:                                                                                   2.37%
    Aetna Vest (1.00% Fee Rate)                            25.72    23.83         27,785      662,020     -7.38%
    Aetna Vest II (1.00% Fee Rate)                         25.92    24.01         30,642      735,792     -7.38%
    Aetna Vest Plus (1.00% Fee Rate)                       25.71    23.82        502,014   11,955,953     -7.38%
    Aetna Vest Estate Protector (.85% Fee Rate)            20.60    19.11         49,963      954,800     -7.24%
    Aetna Vest Estate Protector II (.65% Fee Rate)         14.62    13.59        157,260    2,136,826     -7.05%
    Corporate Specialty Market (1.00% Fee Rate)            22.54    20.88         13,201      275,637     -7.38%
    Corporate Specialty Market II (.70% Fee Rate)          14.59    13.55         44,700      605,893     -7.10%
  JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO:                                                                            4.60%
    Corporate Specialty Market (1.00% Fee Rate)            12.36    13.52         73,366      992,154      9.38%
  JANUS ASPEN SERIES GROWTH PORTFOLIO:                                                                                       --
    Aetna Vest (1.00% Fee Rate)                            21.85    15.90         46,376      737,306    -27.24%
    Aetna Vest II (1.00% Fee Rate)                         21.83    15.88         50,210      797,534    -27.24%
    Aetna Vest Plus (1.00% Fee Rate)                       21.80    15.86        620,715    9,845,577    -27.24%
    Aetna Vest Estate Protector (.85% Fee Rate)            16.04    11.69         81,350      951,098    -27.13%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.41     8.33        169,653    1,413,301    -26.99%
    Corporate Specialty Market (1.00% Fee Rate)            17.94    13.05         16,508      215,494    -27.24%
  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO:                                                                           0.89%
    Aetna Vest (1.00% Fee Rate)                            26.37    19.45         84,723    1,647,694    -26.24%
    Aetna Vest II (1.00% Fee Rate)                         26.37    19.45         43,043      837,313    -26.24%
    Aetna Vest Plus (1.00% Fee Rate)                       26.34    19.43        838,232   16,285,905    -26.24%
    Aetna Vest Estate Protector (.85% Fee Rate)            19.17    14.16         83,398    1,181,207    -26.13%
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.68     9.38        208,999    1,960,990    -25.98%
    Corporate Specialty Market (1.00% Fee Rate)            21.69    16.00        321,623    5,144,827    -26.24%
    Corporate Specialty Market II(.70% Fee Rate)           12.65     9.36         26,859      251,400    -26.02%
  MFS VIT STRATEGIC INCOME SERIES:                                                                                         3.02%
    Corporate Specialty Market (1.00% Fee Rate)            10.98    11.78         28,225      332,619      7.33%
  MFS VIT TOTAL RETURN SERIES:                                                                                             1.46%
    Corporate Specialty Market (1.00% Fee Rate)            13.13    12.33         19,137      235,942     -6.11%
  OPPENHEIMER AGGRESSIVE GROWTH FUND:                                                                                      0.56%
    Corporate Specialty Market (1.00% Fee Rate)            11.71     8.37         54,102      452,862    -28.51%
  OPPENHEIMER GLOBAL SECURITIES FUND:                                                                                      0.47%
    Aetna Vest (1.00% Fee Rate)                            15.39    11.87         23,715      281,446    -22.91%
    Aetna Vest II (1.00% Fee Rate)                         15.39    11.87         13,028      154,610    -22.91%
    Aetna Vest Plus (1.00% Fee Rate)                       15.39    11.87        116,952    1,387,961    -22.91%
    Aetna Vest Estate Protector (.85% Fee Rate)            15.48    11.95          6,965       83,264    -22.79%
    Aetna Vest Estate Protector II (.65% Fee Rate)         15.92    12.32         20,255      249,481    -22.64%
    Corporate Specialty Market (1.00% Fee Rate)            16.29    12.56         13,028      163,575    -22.91%

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (2)  Income Ratio (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND:                                                                            0.75%
  OPPENHEIMER STRATEGIC BOND FUND:                                                                                         7.50%
    Aetna Vest (1.00% Fee Rate)                          $ 10.77  $ 11.45          1,353    $  15,500      6.37%
    Aetna Vest II (1.00% Fee Rate)                         10.77    11.45          1,865       21,363      6.37%
    Aetna Vest Plus (1.00% Fee Rate)                       10.77    11.45         93,342    1,069,109      6.37%
    Aetna Vest Estate Protector (.85% Fee Rate)            10.83    11.54         20,946      241,647      6.53%
    Aetna Vest Estate Protector II (.65% Fee Rate)         10.89    11.62         34,707      403,464      6.75%
    Corporate Specialty Market (1.00% Fee Rate)            11.05    11.76          3,729       43,840      6.35%
    Corporate Specialty Market II (.70% Fee Rate)          10.89    11.62         27,056      314,329      6.69%

(1) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


3. CONDENSED FINANCIAL INFORMATION
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.


                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (2)  Income Ratio (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  FIDELITY VIP ASSET MANAGER PORTFOLIO:                                                                                    3.56%
    Corporate Specialty Market (1.00% Fee Rate)          $ 17.11  $ 16.25         32,034   $  520,443     (5.06%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      11.66    11.10             84          932     (4.78%)
  FIDELITY VIP CONTRAFUND PORTFOLIO:                                                                                       0.81%
    Aetna Vest (1.00% Fee Rate)                            20.73    18.01         67,091    1,208,419    (13.12%)
    Aetna Vest II (1.00% Fee Rate)                         20.73    18.01         28,511      513,528    (13.12%)
    Aetna Vest Plus (1.00% Fee Rate)                       20.73    18.01        639,016   11,509,624    (13.12%)
    Aetna Vest Estate Protector (.85% Fee Rate)            20.88    18.17         75,485    1,371,373    (12.99%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         14.22    12.40        162,350    2,012,912    (12.81%)
    Corporate Specialty Market (1.00% Fee Rate)            22.30    19.37        179,451    3,476,859    (13.11%)
    Corporate Specialty Market II (.70% Fee Rate)          14.20    12.37         19,577      242,263    (12.86%)
  FIDELITY VIP EQUITY-INCOME PORTFOLIO:                                                                                    1.70%
    Aetna Vest (1.00% Fee Rate)                            17.22    16.20         30,681      497,101     (5.90%)
    Aetna Vest II (1.00% Fee Rate)                         17.22    16.20          9,698      157,130     (5.90%)
    Aetna Vest Plus (1.00% Fee Rate)                       17.22    16.20      1,029,327   16,677,431     (5.90%)
    Aetna Vest Estate Protector (.85% Fee Rate)            17.34    16.34        151,319    2,472,977     (5.76%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.21    11.53        161,019    1,856,945     (5.57%)
    Corporate Specialty Market (1.00% Fee Rate)            19.82    18.65        546,650   10,192,896     (5.91%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      12.20    11.51             84          966     (5.62%)
  FIDELITY VIP GROWTH PORTFOLIO:                                                                                           0.08%
    Corporate Specialty Market (1.00% Fee Rate)            22.79    18.58        610,227   11,338,260     (18.47%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      15.85    12.96             59          768     (18.23%)
  FIDELITY VIP HIGH INCOME PORTFOLIO:                                                                                     12.73%
    Corporate Specialty Market (1.00% Fee Rate)             7.88     6.88         53,789      370,335     (12.66%)
    Corporate Specialty Market II (.70% Fee Rate) (1)       7.62     6.68            102          683     (12.31%)
  FIDELITY VIP OVERSEAS PORTFOLIO:                                                                                         5.43%
    Corporate Specialty Market (1.00% Fee Rate)            15.67    12.23        168,983    2,066,823    (21.95%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      12.13     9.50             72          682    (21.70%)
  ING PARTNERS JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                                                                    0.32%
    Aetna Vest (1.00% Fee Rate)                            23.10    16.71         87,754    1,466,520    (27.66%)
    Aetna Vest II (1.00% Fee Rate)                         22.96    16.61         27,723      460,435    (27.66%)
    Aetna Vest Plus (1.00% Fee Rate)                       22.83    16.52        441,851    7,297,737    (27.66%)
    Aetna Vest Estate Protector (.85% Fee Rate)            17.42    12.62         39,701      500,928    (27.55%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         14.08    10.22         47,149      481,908    (27.40%)
    Corporate Specialty Market (1.00% Fee Rate)            19.13    13.84        138,142    1,912,400    (27.63%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      14.06    10.20             88          900    (27.43%)
  ING PARTNERS MFS CAPITAL OPPORTUNITIES PORTFOLIO:                                                                          --
    Aetna Vest (1.00% Fee Rate)                            15.69    11.69         13,743      160,598    (25.50%)
    Aetna Vest II (1.00% Fee Rate)                         15.69    11.69          3,395       39,673    (25.50%)
    Aetna Vest Plus (1.00% Fee Rate)                       15.69    11.69        137,268    1,604,084    (25.50%)
    Aetna Vest Estate Protector (.85% Fee Rate)            15.75    11.75         17,894      210,316    (25.39%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         16.20    12.11         64,978      786,914    (25.24%)
    Corporate Specialty Market (1.00% Fee Rate)            17.14    12.77             60          761    (25.47%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      16.38    12.24             63          766    (25.28%)

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (2)  Income Ratio (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  ING PARTNERS MFS RESEARCH PORTFOLIO:                                                                                       --
    Aetna Vest (1.00% Fee Rate)                          $ 17.03  $ 13.34         44,756   $  597,023    (21.67%)
    Aetna Vest II (1.00% Fee Rate)                         17.11    13.40         23,703      317,594    (21.67%)
    Aetna Vest Plus (1.00% Fee Rate)                       16.87    13.22        462,561    6,113,361    (21.67%)
    Aetna Vest Estate Protector (.85% Fee Rate)            13.00    10.20         30,439      310,437    (21.55%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         13.47    10.59         58,802      622,574    (21.40%)
    Corporate Specialty Market (1.00% Fee Rate)            15.43    12.09        392,730    4,747,552    (21.66%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      13.45    10.57             75          790    (21.44%)
  ING PARTNERS SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO:
    Aetna Vest (1.00% Fee Rate)                            23.47    17.38         48,145      836,649    (25.95%)
    Aetna Vest II (1.00% Fee Rate)                         23.47    17.38         21,984      382,062    (25.95%)
    Aetna Vest Plus (1.00% Fee Rate)                       23.46    17.37        579,578   10,067,265    (25.95%)
    Aetna Vest Estate Protector (.85% Fee Rate)            14.68    10.89         85,688      933,005    (25.84%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.28     9.12         45,731      417,212    (25.69%)
    Corporate Specialty Market (1.00% Fee Rate)            19.30    14.29        442,701    6,328,043    (25.94%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      12.26     9.11             66          605    (25.70%)
  ING PARTNER T. ROWE PRICE GROWTH EQUITY PORTFOLIO:                                                                       0.14%
    Aetna Vest (1.00% Fee Rate)                            13.83    12.29          9,874      121,395    (11.11%)
    Aetna Vest II (1.00% Fee Rate)                         13.83    12.29          6,260       76,950    (11.11%)
    Aetna Vest Plus (1.00% Fee Rate)                       13.83    12.29        144,123    1,771,874    (11.11%)
    Aetna Vest Estate Protector (.85% Fee Rate)            13.89    12.37          9,525      117,778    (10.98%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         14.29    12.75         65,738      837,928    (10.80%)
    Corporate Specialty Market (1.00% Fee Rate) (1)        15.05    13.37             63          844    (11.12%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      14.43    12.86             72          930    (10.89%)
 ING VP BALANCED PORTFOLIO:                                                                                                2.16%
    Aetna Vest (.95% Fee Rate)                             27.33    25.93         73,969    1,918,019     (5.12%)
    Aetna Vest II (1.00% Fee Rate)                         27.58    26.16        158,228    4,138,890     (5.16%)
    Aetna Vest Plus (1.00% Fee Rate)                       23.13    21.94        494,455   10,846,852     (5.16%)
    Aetna Vest Estate Protector (.85% Fee Rate)            17.45    16.58         30,378      503,597     (5.02%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         12.53    11.92         68,825      820,428     (4.83%)
    Corporate Specialty Market (1.00% Fee Rate)            20.14    19.10        200,384    3,827,106     (5.16%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      12.51    11.89             81          966     (4.91%)
  ING VP BOND PORTFOLIO:                                                                                                   4.92%
    Aetna Vest (1.00% Fee Rate)                            26.76    28.81        209,699    6,040,967      7.66%
    Aetna Vest II (1.00% Fee Rate)                         17.99    19.37         43,197      836,656      7.66%
    Aetna Vest Plus (1.00% Fee Rate)                       14.41    15.51        345,381    5,356,747      7.66%
    Aetna Vest Estate Protector (.85% Fee Rate)            12.88    13.88         66,365      921,437      7.82%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.41    12.32         81,797    1,007,868      8.04%
    Corporate Specialty Market (1.00% Fee Rate)            13.90    14.97        500,136    7,487,019      7.66%
    Corporate Specialty Market II (.70% Fee Rate) (1)      11.39    12.25             87        1,068      7.56%
  ING VP GROWTH AND INCOME PORTFOLIO:                                                                                      0.65%
    Aetna Vest (.95% Fee Rate)                             52.27    42.25        955,000   40,349,341    (19.17%)
    Aetna Vest II (1.00% Fee Rate)                         29.14    23.54        620,714   14,610,550    (19.21%)
    Aetna Vest Plus (1.00% Fee Rate)                       24.48    19.78      1,950,315   38,569,814    (19.21%)
    Aetna Vest Estate Protector (.85% Fee Rate)            17.54    14.19        127,634    1,811,707    (19.09%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.32     9.17        190,137    1,744,272    (18.93%)
    Corporate Specialty Market (1.00% Fee Rate)            22.12    17.87        777,927   13,899,049    (19.21%)
    Corporate Specialty Market II (.70% Fee Rate)          11.30     9.16          6,872       62,917    (18.97%)
  ING VP GROWTH PORTFOLIO:                                                                                                 0.07%
    Corporate Specialty Market (1.00% Fee Rate)            15.35    11.08            948       10,544    (27.80%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      15.06    10.91             63          686    (27.59%)
  ING VP INDEX PLUS LARGE CAP PORTFOLIO:                                                                                   0.91%
    Aetna Vest (1.00% Fee Rate)                            18.81    16.09         88,236    1,419,557    (14.48%)
    Aetna Vest II (1.00% Fee Rate)                         18.81    16.09         28,450      457,710    (14.48%)
    Aetna Vest Plus (1.00% Fee Rate)                       18.81    16.09        443,738    7,138,938    (14.48%)
    Aetna Vest Estate Protector (.85% Fee Rate)            18.93    16.21         79,109    1,282,408    (14.35%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         13.78    11.83        222,600    2,632,372    (14.18%)
    Corporate Specialty Market (1.00% Fee Rate)            18.81    16.09         95,041    1,528,882    (14.49%)
    Corporate Specialty Market II (.70% Fee Rate)          13.76    11.80         18,139      214,086    (14.22%)
  ING VP MONEY MARKET PORTFOLIO:                                                                                           5.48%
    Aetna Vest (1.00% Fee Rate)                            19.80    20.38        124,544    2,537,919      2.90%
    Aetna Vest II (1.00% Fee Rate)                         14.48    14.90         45,544      678,392      2.90%
    Aetna Vest Plus (1.00% Fee Rate)                       13.60    14.00      1,239,985   17,358,195      2.90%
    Aetna Vest Estate Protector (.85% Fee Rate)            12.42    12.80         56,149      718,619      3.06%
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.49    11.86        217,990    2,586,281      3.26%
    Corporate Specialty Market (1.00% Fee Rate)            13.02    13.39      1,509,812   20,220,377      2.90%
    Corporate Specialty Market II (.70% Fee Rate)          11.47    11.84         15,604      184,776      3.21%
  ING VP Small Company Portfolio:                                                                                          0.65%
    Corporate Specialty Market (1.00% Fee Rate)            13.81    14.21         38,701      550,101      2.96%
    Corporate Specialty Market II (.70% Fee Rate) (1)      13.17    13.60             88        1,195      3.30%

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (2)  Income Ratio (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO:                                                                          2.65%
    Aetna Vest (.85% Fee Rate)                           $ 15.28  $ 14.09          2,426   $   34,179     (7.78%)
    Aetna Vest II (1.00% Fee Rate)                         15.19    13.99          4,659       65,176     (7.92%)
    Aetna Vest Plus (1.00% Fee Rate)                       15.19    13.99         75,629    1,058,029     (7.92%)
    Aetna Vest Estate Protector (.85% Fee Rate)            15.30    14.11            657        9,264     (7.78%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.19    10.34         14,305      147,913     (7.60%)
  ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO:                                                                            1.68%
    Aetna Vest (.85% Fee Rate)                             16.23    14.24          6,039       85,980    (12.29%)
    Aetna Vest II (1.00% Fee Rate)                         16.14    14.14          3,735       52,809    (12.42%)
    Aetna Vest Plus (1.00% Fee Rate)                       16.14    14.14        161,940    2,289,435    (12.42%)
    Aetna Vest Estate Protector (.85% Fee Rate)            16.26    14.26         23,843      340,000    (12.29%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.25     9.89         12,219      120,858    (12.12%)
  ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO:                                                                            3.87%
    Aetna Vest (.85% Fee Rate)                             14.76    14.29            954       13,626     (3.21%)
    Aetna Vest II (1.00% Fee Rate)                         14.68    14.19            973       13,811     (3.34%)
    Aetna Vest Plus (1.00% Fee Rate)                       14.68    14.19         81,404    1,155,290     (3.34%)
    Aetna Vest Estate Protector (.85% Fee Rate)            14.79    14.31          4,346       62,210     (3.20%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         11.50    11.15         27,592      307,770     (3.00%)
  ING VP VALUE OPPORTUNITY PORTFOLIO:                                                                                      0.40%
    Corporate Specialty Market (1.00% Fee Rate)            15.84    14.18         38,615      547,388    (10.52%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      14.95    13.41             73          977    (10.25%)
  JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:                                                                            --
    Aetna Vest (1.00% Fee Rate)                            36.09    21.63         87,698    1,897,225    (40.05%)
    Aetna Vest II (1.00% Fee Rate)                         36.09    21.63         38,471      832,257    (40.05%)
    Aetna Vest Plus (1.00% Fee Rate)                       36.09    21.63        555,480   12,016,992    (40.05%)
    Aetna Vest Estate Protector (.85% Fee Rate)            22.02    13.22         94,946    1,255,146    (39.96%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         19.51    11.73        106,344    1,247,933    (39.84%)
    Corporate Specialty Market (1.00% Fee Rate)            27.08    16.24        218,248    3,544,448    (40.03%)
    Corporate Specialty Market II (.70% Fee Rate)          19.48    11.71         11,381      133,308    (39.87%)
  JANUS ASPEN SERIES BALANCED PORTFOLIO:                                                                                   2.65%
    Aetna Vest (1.00% Fee Rate)                            27.25    25.72         28,382      730,103     (5.61%)
    Aetna Vest II (1.00% Fee Rate)                         27.47    25.92         25,457      659,962     (5.61%)
    Aetna Vest Plus (1.00% Fee Rate)                       27.24    25.71        510,123   13,116,561     (5.61%)
    Aetna Vest Estate Protector (.85% Fee Rate)            21.79    20.60         48,619    1,001,607     (5.47%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         15.43    14.62        149,526    2,185,875     (5.28%)
    Corporate Specialty Market (1.00% Fee Rate)            23.89    22.54         96,407    2,173,336     (5.64%)
    Corporate Specialty Market II (.70% Fee Rate)          15.41    14.59         39,767      580,212     (5.33%)
  JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO:                                                                            6.43%
    Corporate Specialty Market (1.00% Fee Rate)            11.59    12.36         79,710      985,546      6.67%
    Corporate Specialty Market II (.70% Fee Rate) (1)      11.27    12.05             94        1,131      6.99%
  JANUS ASPEN SERIES GROWTH PORTFOLIO:                                                                                     0.07%
    Aetna Vest (1.00% Fee Rate)                            29.32    21.85         50,329    1,099,750    (25.48%)
    Aetna Vest II (1.00% Fee Rate)                         29.30    21.83         60,631    1,323,662    (25.48%)
    Aetna Vest Plus (1.00% Fee Rate)                       29.26    21.80        641,173   13,977,881    (25.48%)
    Aetna Vest Estate Protector (.85% Fee Rate)            21.50    16.04         92,797    1,488,914    (25.37%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         15.26    11.41        169,316    1,931,819    (25.22%)
    Corporate Specialty Market (1.00% Fee Rate)            24.08    17.94         67,484    1,210,763    (25.48%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      15.24    11.81             64          752    (22.48%)
  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO:                                                                           0.49%
    Aetna Vest (1.00% Fee Rate)                            34.34    26.37        110,944    2,925,377    (23.21%)
    Aetna Vest II (1.00% Fee Rate)                         34.35    26.37         47,372    1,249,421    (23.21%)
    Aetna Vest Plus (1.00% Fee Rate)                       34.30    26.34        879,764   23,174,798    (23.21%)
    Aetna Vest Estate Protector (.85% Fee Rate)            24.93    19.17        120,125    2,303,329    (23.09%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         16.45    12.68        216,951    2,750,256    (22.94%)
    Corporate Specialty Market (1.00% Fee Rate)            28.24    21.69        395,234    8,571,957    (23.21%)
    Corporate Specialty Market II (.70% Fee Rate)          16.43    12.65         22,753      287,876    (22.98%)
  MFS VIT STRATEGIC INCOME SERIES:                                                                                           --
    Corporate Specialty Market (1.00% Fee Rate) (1)        10.58    10.98         18,595      204,208      3.76%
    Corporate Specialty Market II (.70% Fee Rate) (1)      10.70    11.14             97        1,075      4.10%
  MFS VIT TOTAL RETURN SERIES:                                                                                             1.75%
    Corporate Specialty Market (1.00% Fee Rate)            13.23    13.13         10,958      143,895     (0.75%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      12.87    12.81             90        1,149     (0.43%)
  OPPENHEIMER AGGRESSIVE GROWTH FUND:                                                                                      1.02%
    Corporate Specialty Market (1.00% Fee Rate)            17.21    11.71         36,602      428,576    (31.95%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      17.15    11.71             58          683    (31.71%)

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       Unit        Unit
                                                       Value       Value
                                                       Beginning   End of    Units                      Total       Investment
  Subaccount                                           of Period   Period    Outstanding   Net Assets   Return (2)  Income Ratio (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER GLOBAL SECURITIES FUND:                                                                                      0.62%
    Aetna Vest (1.00% Fee Rate)                          $ 17.68  $ 15.39         11,724   $  180,487    (12.91%)
    Aetna Vest II (1.00% Fee Rate)                         17.68    15.39          8,315      128,005    (12.91%)
    Aetna Vest Plus (1.00% Fee Rate)                       17.68    15.39         73,350    1,129,259    (12.91%)
    Aetna Vest Estate Protector (.85% Fee Rate)            17.75    15.48          9,459      146,463    (12.78%)
    Aetna Vest Estate Protector II (.65% Fee Rate)         18.22    15.92         14,568      231,954    (12.61%)
    Corporate Specialty Market (1.00% Fee Rate)            18.70    16.29         12,581      204,901    (12.89%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      18.30    15.98             62          995    (12.67%)
  OPPENHEIMER MAIN STREET GROWTH & Income Fund:                                                                            1.08%
    Corporate Specialty Market (1.00% Fee Rate) (1)        11.48    10.22             89          921    (11.02%)
    Corporate Specialty Market II (.70% Fee Rate) (1)      10.90     9.73             93          906    (10.76%)
  OPPENHEIMER STRATEGIC BOND FUND:                                                                                         2.45%
    Aetna Vest (1.00% Fee Rate)                            10.37    10.77          4,401       47,384      3.80%
    Aetna Vest II (1.00% Fee Rate)                         10.37    10.77            526        5,665      3.81%
    Aetna Vest Plus (1.00% Fee Rate)                       10.37    10.77         73,889      795,558      3.80%
    Aetna Vest Estate Protector (.85% Fee Rate)            10.42    10.83         21,064      228,103      3.96%
    Aetna Vest Estate Protector II (.65% Fee Rate)         10.45    10.89         42,689      464,887      4.17%
    Corporate Specialty Market (1.00% Fee Rate) (1)        10.65    11.05             96        1,056      3.81%
    Corporate Specialty Market II (.70% Fee Rate)          10.46    10.89         23,902      260,266      4.12%

(1) Reflects seed money. No funds have been received for this option.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

4. PURCHASES AND SALES OF INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                                                                        Aggregate          Aggregate
                                                                                         Cost of            Proceeds
                                                                                        Purchases          from Sales
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                                    $      622,312   $     381,592
--------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                           80,027,865      80,688,664
--------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                        64,532,435      64,014,210
--------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                  681,923         669,255
--------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                              37,844          89,551
--------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                 14,754         399,497
--------------------------------------------------------------------------------------
ING Partners JPMorgan Fleming International Portfolio                                      324,830,828     321,698,943
--------------------------------------------------------------------------------------
ING Partners MFS Capital Opportunities Portfolio                                               557,579       1,145,972
--------------------------------------------------------------------------------------
ING Partners MFS Research Portfolio                                                          5,684,851       9,176,269
--------------------------------------------------------------------------------------
ING Partners Salomon Brothers Aggressive Growth Portfolio                                   26,937,621      30,437,959
--------------------------------------------------------------------------------------
ING Partners T. Rowe Price Growth Equity Portfolio                                           1,564,834       1,351,381
--------------------------------------------------------------------------------------
ING VP Balanced Portfolio                                                                    2,496,633       4,030,418
--------------------------------------------------------------------------------------
ING VP Bond Portfolio                                                                        4,070,914       9,478,715
--------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio                                                           3,776,155      12,962,629
--------------------------------------------------------------------------------------
ING VP Growth Portfolio                                                                             --           1,535
--------------------------------------------------------------------------------------
ING VP Index Plus Large Cap Portfolio                                                       32,581,681      32,149,302
--------------------------------------------------------------------------------------
ING VP Money Market Portfolio                                                              489,491,071     483,925,026
--------------------------------------------------------------------------------------
ING VP Small Company Portfolio                                                                  61,200          42,919
--------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio                                                 194,070         283,772
--------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio                                                   708,800         410,922
--------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio                                                   231,530         299,948
--------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio                                                              81,985          78,666
--------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio                                             104,015,823     113,084,137
--------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio                                                        3,278,511       4,833,401
--------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income Portfolio                                                   520,038         567,584
--------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio                                                         45,886,761      47,722,517
--------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio                                              143,437,482     149,813,019
--------------------------------------------------------------------------------------
MFS VIT Strategic Income Series                                                                136,991          24,214
--------------------------------------------------------------------------------------
MFS VIT Total Return Series                                                                    126,799          58,445
--------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                                             207,780         143,909
--------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                           3,068,631       2,194,532
--------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund                                                        12          41,164
--------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                              1,089,481         740,420
--------------------------------------------------------------------------------------

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

5. INVESTMENTS
The following is a summary of investments owned at December 31, 2002.

                                                                                       Net
                                                                                       Value
                                                                             Shares    Asset       Value of       Cost of
                                                                        Outstanding    Value       Shares         Shares
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                         70,635  $ 12.75    $   900,602  $   981,621
--------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                           971,916    18.10     17,591,675   17,555,172
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                      1,258,146    18.16     22,847,931   25,397,689
--------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               344,561    23.44      8,076,509   16,053,498
--------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                           55,864     5.93        331,272      478,981
--------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                             124,330    10.98      1,365,147    2,658,902
--------------------------------------------------------------------
ING Partners JPMorgan Fleming International Portfolio                     1,933,517     8.17     15,796,836   15,680,455
--------------------------------------------------------------------
ING Partners MFS Capital Opportunities Portfolio                             80,145    18.94      1,517,952    2,301,823
--------------------------------------------------------------------
ING Partners MFS Research Portfolio                                       1,120,103     6.07      6,799,025    8,593,365
--------------------------------------------------------------------
ING Partners Salomon Brothers Aggressive Growth Portfolio                   374,561    26.35      9,869,689   12,033,283
--------------------------------------------------------------------
ING Partners T. Rowe Price Growth Equity Portfolio                           70,787    34.69      2,455,592    2,979,522
--------------------------------------------------------------------
ING VP Balanced Portfolio                                                 1,698,058    10.73     18,220,166   24,160,967
--------------------------------------------------------------------
ING VP Bond Portfolio                                                     1,259,067    13.53     17,035,173   16,190,871
--------------------------------------------------------------------
ING VP Growth and Income Portfolio                                        5,183,399    14.50     75,159,289  153,116,662
--------------------------------------------------------------------
ING VP Growth Portfolio                                                       1,057     6.85          7,238       10,714
--------------------------------------------------------------------
ING VP Index Plus Large Cap Portfolio                                     1,121,270    10.85     12,165,779   12,329,428
--------------------------------------------------------------------
ING VP Money Market Portfolio                                             3,424,581    13.03     44,606,536   44,573,117
--------------------------------------------------------------------
ING VP Small Company Portfolio                                               34,097    12.75        434,740      572,662
--------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio                               99,781    10.86      1,083,619    1,327,033
--------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio                                250,236    10.81      2,705,050    3,407,403
--------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio                                124,045    11.09      1,375,657    1,528,351
--------------------------------------------------------------------
ING VP Value Opportunity Portfolio                                           44,631     9.77        436,048      654,954
--------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio                              877,408    15.84     13,898,140   14,016,547
--------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio                                       842,111    20.59     17,339,072   20,690,075
--------------------------------------------------------------------
Janus Aspen Series Flexible Income Portfolio                                 80,665    12.30        992,181      949,867
--------------------------------------------------------------------
Janus Aspen Series Growth Portfolio                                         955,535    14.61     13,960,371   15,972,444
--------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio                             1,238,653    21.05     26,073,642   26,614,102
--------------------------------------------------------------------
MFS VIT Strategic Income Series                                              31,589    10.53        332,628      319,070
--------------------------------------------------------------------
MFS VIT Total Return Series                                                  13,766    17.14        235,948      251,243
--------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                           15,493    29.23        452,874      868,034
--------------------------------------------------------------------
Oppenheimer Global Securities Fund                                          131,424    17.70      2,326,207    2,628,321
--------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                             448,651     4.57      2,050,337    2,016,097
--------------------------------------------------------------------

VARIABLE LIFE B OF ING LIFE INSURANCE AND ANNUITY COMPANY

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES
   During 2002, Aetna Life insurance and Annuity Company family of funds changed its name to ING Life Insurance and Annuity Company (ING VP) and Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

   Also during 2002, the ING Partners MFS Emerging Equities Portfolio changed its name to the ING Partners Salomon Brothers Aggressive Growth Portfolio, the ING Partners Scudder International Growth Portfolio changed its name to the ING Partners JPMorgan Fleming International Portfolio, the ING VP Ascent Fund changed its name to the ING VP Strategic Allocation Growth Fund, the ING VP Crossroads Fund changed its name to the ING VP Strategic Allocation Balanced Fund, the ING VP Legacy Fund changed its name to the ING VP Strategic Allocation Income, MFS World Government Series changed its name to MFS VIT Strategic Income Series, Oppenheimer Growth & Income Fund changed its name to Oppenheimer Main Street Growth & Income Fund, PPI MFS Research Growth Portfolio changed its name to ING Partners MFS Research Portfolio, PPI MFS Capital Opportunities Portfolio changed its name to ING Partners MFS Capital Opportunities Portfolio, and PPI T. Rowe Price Growth Equity Portfolio changed its name to ING Partners T. Rowe Price Growth Equity Portfolio.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


Board of Directors of The Lincoln National Life Insurance Company
  and
Contract Owners of Variable Life B of ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of Variable Life B of ING Life Insurance and Annuity Company ("Variable Account") (comprised of the following subaccounts: Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, ING Partners Inc. ("ING Partners") JPMorgan Fleming International, ING Partners MFS Capital Opportunities, ING Partners MFS Research, ING Partners Salomon Brothers Aggressive Growth, ING Partners T. Rowe Price Growth Equity, ING Funds ("ING VP") Balanced, ING VP Bond, ING VP Growth and Income, ING VP Growth, ING VP Index Plus Large Cap, ING VP Money Market, ING VP Small Company, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING VP Value Opportunity, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, MFS Variable Insurance Trust ("MFS VIT") Strategic Income, MFS VIT Total Return, Oppenheimer Funds ("Oppenheimer") Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, and Oppenheimer Strategic
Bond) as of December 31, 2002 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Variable Life B of ING Life Insurance and Annuity Company as of December 31, 2002 and the results of their operations and changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                         /s/Ernst & Young LLP


Fort Wayne, Indiana
March 3, 2003

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnify if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 16 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 16 to Registration Statement No. 33-76004 is comprised of the following papers and documents:

o   The facing sheet.
o One Prospectus for the AetnaVest and AetnaVest II Flexible Premium Variable Life Insurance Policy consisting of 124 pages

o   The undertaking to file reports
o   The undertaking pursuant to Rule 484
o   Indemnification
o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
o   The signatures
o   Written consents of the following persons:
        A. Consent of Counsel (included as part of Exhibit No. 2 below)
        B. Actuarial Consent (included as part of Exhibit No. 6 below)
        C. Consent of Independent Auditors (included as Exhibit No. 7 below)

    The following Exhibits:

      1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
           (1)          Resolution establishing Variable Life Account B(1)
           (2)          Not Applicable
           (3)(i)       Master General Agent Agreement(1)
           (3)(ii)      Life Insurance General Agent Agreement(1)
           (3)(iii)     Broker Agreement(1)
           (3)(iv)      Life Insurance Broker-Dealer Agreement(1)
           (3)(v) Principal Underwriting Agreement effective as of November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(2)
           (4)          Not Applicable
           (5)(i)       AetnaVest I Policy (Policy No. 38899)(3)
           (5)(ii)      Endorsement (70279-97) to Policy No. 38899(4)
           (5)(iii) AetnaVest II Policy, including Term Rider (Policy No. 38899-90)(3)
           (5)(iv) Amendment Rider (70194-94) to AetnaVest I Policy (Policy No. 38899)(3)
           (5)(v) Amendment Rider (70195-94(NY)) to AetnaVest II Policy (Policy No. 38899-90)(3)
           (5)(vi)      Endorsements L-ENMCHGI-02 and L-ENCMCHGI-02 (Name
                        Change)(5)
           (6)(i) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(6)
           (6)(ii) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(6)
           (7)          Not Applicable
           (8)(i) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus

                        Investment Management, Inc.(7)
           (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                        on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(8)
           (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                        Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(9)
           (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)
           (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)
           (8)(vi) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
                        February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                        on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)
           (8)(vii) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity

                        Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                        Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(7)
           (8)(viii) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                        Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(8)
           (8)(ix) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)
           (8)(x) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                        Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)
           (8)(xi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)
           (8)(xii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)
           (8)(xiii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors

                        Corporation(14)
           (8)(xiv) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                        November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
           (8)(xv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)
           (8)(xvi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
           (8)(xvii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)
           (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(15)
           (8)(xix) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                        January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)
           (8)(xx) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)
           (8)(xxi) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(16)
           (8)(xxii) Amendment dated January 1, 1997 to Service Agreement dated as of

                        November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(13)
           (8)(xxiii) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(8)
           (8)(xxiv) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(17)
           (8)(xxv) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(8)
           (8)(xxvi) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(9)
           (8)(xxvii) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(18)
           (8)(xxviii) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(19)
           (8)(xxix) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(17)
           (8)(xxx) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(18)
           (8)(xxxi) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)
           (8)(xxxii) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(18)
           (8)(xxxiii) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(20)

           (8)(xxxiv) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and
                        Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(9)
           (8)(xxxv) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(20)
           (8)(xxxvi) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(19)
           (8)(xxxvii) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
                        Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated
                        November 28, 2001(19)
           (8)(xxxviii) Amendment dated May 1, 2003 between ING Partners, INC.,
                        ING Life Insurance and Annuity Company and ING
                        Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002.(22)
           (8)(xxxix) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(19)
           (8)(xxxx) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(19)
           (8)(xxxxi) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002.(22)
           (9)          Not Applicable
           (10)(i)      Application (70059-96)(21)
           (10)(ii)     Application (70059-96ZNY)(21)
           (10)(iii)    Application Supplement (70268-97 (3/98))(21)

      2.   Opinion and Consent of Counsel
      3.   Not Applicable
      4.   Not Applicable
      5.   Not Applicable
      6.   Actuarial Opinion and Consent
      7.   (a)  Consent of Independent Auditors - KPMG LLP
           (b)  Consent of Independent Auditors - Ernst & Young LLP (Atlanta)
           (c)  Consent of Independent Auditors - Ernst & Young LLP (Fort Wayne)

      8.   (a)  Copy of Power of Attorney(22)
           (b) Certificate of Resolution Authorizing Signature by Power of Attorney(23)

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-76004), as filed on April 22, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed on July 14, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form S-6 (File No. 33-75248), as filed on April 26, 2002.
6. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
7. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
10. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
17. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
20. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 33-64277), as filed on February 25, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
23. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-76004) and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 29th day of April, 2003.

                                             VARIABLE LIFE ACCOUNT B OF
                                             ING LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Registrant)


                                         By: ING LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Depositor)

                                         By: Keith Gubbay*
                                             ------------------------------
                                             Keith Gubbay
                                             President
                                             (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                      Title                                                     Date
Keith Gubbay*                  Director and President                                  )
------------------------       (principal executive officer)                           )
Keith Gubbay                                                                           )
                                                                                       )
Randy Lowery*                  Director                                                ) April
------------------------                                                               )
P. Randall Lowery                                                                      ) 29, 2003
                                                                                       )
Thomas J. McInerney*           Director                                                )
------------------------                                                               )
Thomas J. McInerney                                                                    )
                                                                                       )

Mark A. Tullis*                Director                                                )
------------------------                                                               )
Mark A. Tullis                                                                         )
                                                                                       )
          ----                 Director                                                )
------------------------                                                               )
David Wheat                                                                            )
                                                                                       )
Cheryl L. Price*               Chief Financial Officer and Chief Accounting Officer    )
------------------------       (principal accounting officer)                          )
Cheryl L. Price                                                                        )

By: /s/ J. Neil McMurdie
    --------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.                    Exhibit
-----------                    -------
2                           Opinion and Consent of Counsel                                     _________________

6                           Actuarial Opinion and Consent                                      _________________

7(a)                        Consent of Independent Auditors - KPMG LLP                         _________________

7(b)                        Consent of Independent Auditors - Ernst & Young LLP (Atlanta)      _________________

7(c)                        Consent of Independent Auditors - Ernst & Young LLP (Fort Wayne)   _________________